UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-02421

The Tax-Exempt Bond Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders
[logo - American Funds®]

The right choice for the long term®

The Tax-Exempt Bond Fund of America

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Semi-annual report for the six months ended February 28, 2009

The Tax-Exempt Bond Fund of America® seeks a high level of federally tax-exempt current income, consistent with preservation of capital, through a diversified portfolio of municipal bonds.

This fund is one of the 31 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2009 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	–6.24%	1.03%	3.22%

The total annual fund operating expense ratio was 0.56% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 22 and 23 for details.

The fund’s 30-day yield for Class A shares as of March 31, 2009, calculated in accordance with the Securities and Exchange Commission formula, was 3.81%. (For investors in the 35% tax bracket, this is equivalent to a taxable yield of 5.86%.) The fund’s distribution rate for Class A shares as of that date was 4.32%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 27.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Income may be subject to state or local taxes. Also, distributions from gains on the sale of certain bonds purchased at less than par value and capital gain distributions, if any, are taxable.

Fellow shareholders:

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The six months ended February 28, 2009, was one of the most trying periods in The Tax-Exempt Bond Fund of America’s 29-year history. Credit markets nearly ceased functioning, a number of prominent financial institutions failed or required government rescue and the world’s economies fell deeper into recession. Municipal bonds, like most other asset classes, experienced price declines. Around mid-December, the municipal market saw the beginnings of a rebound.

Amid this turbulence, The Tax-Exempt Bond Fund of America recorded a total return of –4.1% during the period. This includes income from monthly dividends totaling about 25 cents a share for the six months and a 6.2% drop in the fund’s share price from $12.03 to $11.28. Though we are disappointed with those results, the fund fared better than many of its peers. The Lipper General Municipal Debt Funds Average, a peer group measure, fell 4.6% during the same period. However, the unmanaged Barclays Capital Municipal Bond Index (formerly Lehman Brothers Municipal Bond Index), which tracks only investment-grade municipal bonds and has no expenses, gained 0.1%.

Shareholders who reinvested their dividends earned a tax-exempt income return of 2.13% (4.26% annualized), which is equivalent to a taxable income return of 3.28% (6.56% annualized) for those in the top federal tax bracket. Shareholders who took their dividends in cash received a tax-exempt income return of 2.11% (4.22% annualized), equivalent to a taxable income return of 3.25% (6.50% annualized) for investors in the 35% federal tax bracket.

[Begin Sidebar]
Investment highlights through February 28, 2009

6-month total return (at net asset value)	–4.07%
(income plus capital changes, with dividends reinvested)

Tax-free distribution rate for February	4.32
(income only, reflecting 3.75% maximum sales charge)

Taxable equivalent distribution rate (assuming a 35% federal tax rate)	6.65

Annualized SEC 30-day tax-free yield (reflecting 3.75% maximum sales charge)	3.75

Annualized SEC 30-day taxable equivalent yield (assuming a 35% federal tax rate)	5.77

For current yield information, please call toll-free: 800/421-0180.
[End Sidebar]

The bond market

At the start of the current period, the municipal bond market was in the midst of fundamental changes that began last year. The role bond insurance companies had played as a stabilizing force in the municipal market was rapidly declining. The insurers — which had helped provide a high level of liquidity by guaranteeing timely interest and principal payments on about 47% of the market in 2007 — faced credit downgrades of their own, primarily because of guarantees they made on taxable mortgage-related securities. As a result, investors also became skeptical about the reliability of their guarantees on municipal debt, and bonds increasingly traded on the credit quality of the underlying issuer.

By September, problems in the taxable bond market had evolved into a severe crisis, spurred by mounting losses in mortgage-related debt. In quick succession, a number of major financial institutions faltered: Fannie Mae, Freddie Mac and insurer AIG were taken over by the federal government; Lehman Brothers, the investment bank, filed for bankruptcy; the Federal Deposit Insurance Corporation arranged a takeover of Washington Mutual; and Merrill Lynch sold itself to Bank of America. With the exit of a number of investment banks from the municipal market, it became much more difficult to buy and sell bonds.

Pessimism and uncertainty set in and investors sold most classes of assets and fled to the safety of U.S. Treasury bonds. With municipal bond prices dropping, the traditional relationship between the price of municipal and Treasury debt broke down. Many hedge funds and other large institutional buyers relied on complex investment strategies based on this pricing relationship. Because they could no longer make money using such strategies, a number of institutional buyers sold their municipal holdings and exited the market, further straining liquidity, or the ability to buy and sell bonds.

With economic conditions worsening, the government took aggressive action. Congress enacted the Emergency Economic Stabilization Act, authorizing the U.S. Treasury to spend up to $700 billion buying distressed assets and injecting capital into financial institutions. Furthermore, the Federal Reserve injected billions of dollars into the financial system to boost liquidity and in mid-December cut its federal funds rate to a range of 0% to 0.25%, a historic low.

In the middle of December, with municipal bond yields soaring above Treasury yields, demand for high-quality, shorter-term municipal bonds began to increase. By January, a rally had ensued across the wider municipal market, lifting prices for many classes of bonds. However, the rally had stalled by mid-February as investor enthusiasm eased off.

How the fund responded

The Tax-Exempt Bond Fund of America can hold investments across a broad spectrum of the municipal market, but it focuses primarily on high-quality municipal bonds. As a result of this conservative approach, the fund entered the period with more than 73% of its investments having credit quality ratings of A or higher. More than 55% were in the two highest ratings categories. Though the fund could not completely avoid the widespread downturn, this cautious approach helped us generate better relative results during the period.

Toward the end of the period, we maintained our heavy concentration in investment-grade bonds, shifting slightly in favor of some A-rated securities. These holdings increased from 18.0% of net assets at the beginning of the period to 19.8%. With the number of insured bonds rapidly declining in the municipal market, fewer bonds now carry AAA ratings. We believe that, with our deep experience conducting fundamental research on individual bonds and issuers, we can continue to identify potential opportunities in this environment. For example, during the period we selectively added electric utility and water and sewer bonds when we identified opportunities that we believed could add value for our shareholders. We also increased our cash holdings during this period, which will allow us to participate in new opportunities as they arise.

Looking forward

Although we remain cautious, we are encouraged by tentative signs of improvement in the municipal market. Much of the recent turmoil in municipal markets was due to liquidity problems rather than credit quality issues. As a result, there continue to be significant potential opportunities for municipal bond investors. To be sure, the economic recession presents serious challenges. Many municipal bond issuers will face great difficulties with their budgets and could be subject to credit-rating downgrades. And, with the diminished role of bond insurance, many investors will struggle to value bonds. But we believe this changing landscape provides potential advantages for the portfolio counselors and analysts who manage the fund. We have always relied on rigorous, disciplined research to help identify individual bonds and issuers that represent the best potential opportunities for our shareholders. We maintain a value-oriented philosophy and are guided by a long-term perspective. We encourage you to do the same.

As always, we thank you for your continued trust and confidence, especially during these turbulent times. We look forward to reporting to you again in six months.

Sincerely,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ Neil L. Langberg

Neil L. Langberg
President

April 8, 2009

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, February 28, 2009

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Quality ratings*

Aaa/AAA	24.3%
Aa/AA	30.2
A/A	19.8
Baa/BBB	10.8
Below investment -grade	7.1
Short-term securities & other assets less liabilities	7.8

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's investment analyst.
[end pie chart]

	Principal		Percent
	amount	Value	of net
Bonds & notes - 92.26%	(000)	(000)	assets

Arizona - 2.98%
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds, Series 2008-A, 5.00% 2038	$28,000	$27,913	.36%
City of Scottsdale Municipal Property Corp., Excise Tax Rev. Ref. Bonds, Series 2006, 5.00% 2030	21,000	21,415	.28
Other securities		180,833	2.34
		230,161	2.98

California - 4.93%
Other securities		381,152	4.93

Colorado - 2.30%
Other securities		177,722	2.30

District of Columbia - 1.23%
University Rev. Bonds (Georgetown University Issue), Series 2001-C, 5.25% 2034 (put 2023)	24,000	25,370	.33
Other securities		69,899	.90
		95,269	1.23

Florida - 8.34%
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2014	27,000	27,588	.36
Other securities		617,379	7.98
		644,967	8.34

Georgia - 3.17%
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project):
Series 2008-C, 5.70% 2043	37,000	33,547
Series 2008-E, 7.00% 2023	15,000	16,182	.64
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project), Series 2006, MBIA insured, 5.25% 2021	15,625	17,594	.23
Municipal Electric Auth., Project One Bonds, Series 2008-D, 5.75% 2019	33,500	37,367	.48
Other securities		140,709	1.82
		245,399	3.17

Illinois - 8.50%
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-C, XLCA insured, 3.50% 2027 (put 2011) (1)	20,395	20,775	.27
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. - Obligated Group), Series 2007-A, FSA insured, 5.00% 2028	18,845	17,783	.23
Other securities		618,836	8.00
		657,394	8.50

Indiana - 2.52%
Other securities		195,121	2.52

Louisiana - 2.90%
Citizens Property Insurance Corp., Assessment Rev. Bonds:
Series 2006-B, AMBAC insured:
5.00% 2019	22,000	20,960
5.00% 2017-2020	14,500	13,890
Series 2006-C-1, CIFG insured, 12.00% 2027 (1)	9,325	9,325
Series 2006-C-3, CIFG insured, 11.50% 2025 (1)	23,775	23,775
Series 2006-C-4, CIFG insured, 12.50% 2024 (1)	15,750	15,750	1.08
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	30,000	19,903	.26
Parish of St. John the Baptist, Rev. Bonds (Marathon Oil Corp. Project), Series 2007-A, 5.125% 2037	21,700	16,013	.21
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	30,920	23,699	.31
Other securities		81,050	1.04
		224,365	2.90

Maryland - 1.24%
G.O. Bonds, State and Local Facs., Second Series Loan of 2005, Series A, 5.00% 2009	17,485	17,824	.23
Other securities		78,258	1.01
		96,082	1.24

Massachusetts - 1.54%
G.O. Ref. Bonds, Series 2004-A, 5.25% 2021	15,000	17,108	.22
Other securities		101,970	1.32
		119,078	1.54

Michigan - 2.59%
Other securities		200,129	2.59

Nevada - 2.22%
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2022	20,000	20,106	.26
Other securities		151,296	1.96
		171,402	2.22

New Jersey - 3.33%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.625% 2026	48,750	31,287	.40
Transportation Trust Fund Auth., Transportation System Bonds:
Current Interest Bonds, Series 2006-A:
5.25% 2022	20,000	21,131
5.25% 2019-2021	19,000	20,633
Series 2005-B, AMBAC insured, 5.25% 2023	8,000	8,208
Series 2006-A, 5.25% 2020	15,000	16,212
Transit Corp., Certs. of Part.:
Series 2000-B, AMBAC insured, 5.50% 2010	5,170	5,409
Series 2003-A, AMBAC insured, 5.25% 2013	5,500	5,953
Series 2005-A, FGIC insured, 5.00% 2016-2021	17,750	18,301	1.24
Other securities		130,549	1.69
		257,683	3.33

New York - 5.23%
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue), Series 2002-B, 5.25% 2023 (put 2012)	25,845	27,376	.35
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.25% 2015	22,000	18,759	.24
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-A, 5.50%/14.00% 2026 (2)	20,300	21,483	.28
Other securities		336,986	4.36
		404,604	5.23

North Carolina - 1.49%
Eastern Municipal Power Agcy.:
Power System Rev. Bonds:
Ref. Series 1993-B, FGIC insured, 6.00% 2025	11,225	11,072
Ref. Series 2005-A, AMBAC insured, 5.00% 2020	11,000	10,770
Ref. Series 2008-A, 5.00% 2023-2024	13,855	12,536
Power System Rev. Ref. Bonds:
Series 1993-B:
MBIA insured, 6.00% 2026	2,500	2,436
6.00% 2022-2026	4,805	4,834
Series 1999-D, 6.75% 2026	3,500	3,530
Series 2003-F, 5.50% 2014	2,000	2,124
Series 1999-B, 5.55%-5.70% 2014-2017	13,725	14,001
Series 2003-A, 5.50% 2011-2012	3,500	3,670
Series 2003-C, 5.25%-5.375% 2013-2017	9,750	10,078
Series 2003-D, 5.375%-5.50% 2010-2014	3,750	3,939	1.02
Other securities		36,177	.47
		115,167	1.49

Ohio - 2.21%
American Municipal Power - Ohio, Inc., Prairie State Energy Campus Project Rev. Bonds, Series 2008-A, 5.00% 2038	20,000	19,317	.25
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	44,500	28,222	.37
Other securities		123,305	1.59
		170,844	2.21

Pennsylvania - 2.18%
Other securities		168,666	2.18

South Carolina - 3.08%
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds (School Dist. of Greenville County, South Carolina Project), Series 2006, 5.00% 2023	19,845	20,191	.26
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds (Charleston County School Dist., South Carolina Project), Series 2004, 5.00% 2017	16,355	17,187	.22
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2008-A, 5.50% 2038	20,000	20,659	.27
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022 (preref. 2012)	15,910	16,772	.22
Other securities		163,515	2.11
		238,324	3.08

Tennessee - 1.57%
Other securities		121,871	1.57

Texas - 14.55%
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2032	20,500	19,927	.26
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009, Subseries 2009-A, 5.00% 2028	1,500	1,520
Public Fin. Auth.:
G.O. Ref. Bonds, Series 2001-A, 5.375% 2016	2,540	2,748
G.O. Bonds, Series 2007, 5.00% 2023-2024	3,050	3,211
Transportation Commission:
G.O. Bonds, Series 2005-A, 5.00% 2013-2015	5,750	6,446
G.O. Mobility Fund Bonds:
Series 2006, 5.00% 2017	7,500	8,465
Series 2006-A, 5.00% 2021-2022	5,500	5,920
Series 2008, 5.00% 2017-2028	24,795	26,444	.71
Houston Independent School Dist. (Harris County), G.O. Limited Tax School Building Bonds, Series 2005, FSA insured, 5.00% 2032	20,000	20,122	.26
North Texas Tollway Auth. System, Rev. Ref. Bonds, Series 2008-F, 5.75% 2038	22,500	20,584	.27
City of San Antonio:
Electric and Gas Systems Rev. Ref. Bonds:
New Series 2002, 5.375% 2015	19,000	21,714
Forward Delivery, New Series 2003, 5.25% 2011	5,000	5,356
New Series 2008-A, 5.50% 2014	12,420	14,128
New Series 2005, 5.00%-5.375% 2016-2018	20,360	22,279
Electric and Gas Systems Rev. and Ref. Bonds, New Series 2007, 5.00% 2017-2025	32,445	35,198
Electric and Gas Systems Rev. Bonds:
New Series 2006-A, 5.00% 2015	4,000	4,499
New Series 2008, 5.00% 2023	10,000	10,474	1.47
Transportation Commission, State Highway Fund Rev. Bonds, Series 2006, 5.00% 2018	15,000	16,721	.21
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2006-B, 5.00% 2016	14,570	16,748	.22
Other securities		863,009	11.15
		1,125,513	14.55

Washington - 5.36%
Central Puget Sound Regional Transit Auth.:
Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999, FGIC insured, 4.75% 2028	21,940	21,483
Sales Tax Bonds, Series 2007-A, 5.00% 2034	20,000	19,884	.53
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2006-A, 5.00% 2020	16,000	17,077	.22
Other securities		356,245	4.61
		414,689	5.36

Wisconsin - 1.32%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	22,045	21,032	.27
Other securities		81,446	1.05
		102,478	1.32

Other states & U.S. territories - 7.48%
State of Nebraska, Omaha Public Power Dist., Electric System Rev. Bonds, Series 2007-A, 5.00% 2043	20,000	19,303	.25
Other securities		559,008	7.23
		578,311	7.48

Total bonds & notes (cost: $7,676,937,000)		7,136,391	92.26

	Principal		Percent
	amount	Value	of net
Short-term securities - 7.29%	(000)	(000)	assets

City of Los Angeles, California, Tax and Rev. Anticipation Notes, Series 2008, 3.00% 6/30/2009	40,000	40,381	.52
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds:
Series 2003-C-2, 0.55% 2030 (1)	14,380	14,380
Series 2004-C, 0.50% 2029 (1)	2,985	2,985	.23
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale-New Haven Hospital Issue):
Series K-2, 0.43% 2025 (1)	6,000	6,000
Series L-1, 0.40% 2036 (1)	12,000	12,000	.23
Massachusetts Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue), Series J-2, 0.35% 2031 (1)	16,400	16,400	.21
State of New Jersey, Tax and Rev. Anticipation Notes, Series 2009-A, 3.00% 6/25/2009	10,000	10,083	.13
State of Oregon, G.O. Veteran's Welfare Bonds:
Series 83, 1.38% 2039 (1)	7,000	7,000
Series 84, 1.38% 2040 (1)	7,400	7,400
Series 87-C, 0.65% 2028 (1)	2,000	2,000
Series 88-B, 0.65% 2041 (1)	4,500	4,500	.27
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2008-A, 3.00% 6/30/2009	16,500	16,645	.22
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool):
Series 2002, 0.60% 2032 (1)	6,300	6,300
Series 2004, 0.60% 2034 (1)	8,100	8,100
Series 2006, 0.60% 2036 (1)	2,060	2,060
Series 2008, 0.60% 2038 (1)	11,725	11,725	.36
State of Texas, Tax and Rev. Anticipation Notes, Series 2008, 3.00% 8/28/2009	56,000	56,697	.73
State of Wisconsin:
G.O. Notes, TECP:
Series 2005-A, 0.30% 3/10/2009	4,700	4,700
Series 2005-A, 0.30% 3/12/2009	1,000	1,000
Series 2006-A, 0.30% 3/12/2009	4,939	4,939
Operating Notes of 2008, 3.00% 6/15/2009	30,000	30,237	.53
Other securities		298,720	3.86

Total short-term securities (cost: $563,446,000)		564,252	7.29

Total investment securities (cost: $8,240,383,000)		7,700,643	99.55
Other assets less liabilities		34,672	.45

Net assets		$7,735,315	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with aggregate value of $27,103,000, which represented .35% of the net assets of the fund) may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. One of these securities (with a value of $12,765,000, which represented .17% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1)Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
(2)Step bond; coupon rate will increase at a later date.

See Notes to Financial Statements

Key to abbreviations

Agcy. = Agency
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Financial statements

Statement of assets and liabilities		unaudited
at February 28, 2009	(dollars in thousands)

Assets:
Investment securities, at value (cost: $8,240,383)		$7,700,643
Cash		599
Receivables for:
Sales of investments	$5,750
Sales of fund's shares	34,129
Interest	98,390	138,269
		7,839,511
Liabilities:
Payables for:
Purchases of investments	71,697
Repurchases of fund's shares	20,264
Dividends on fund's shares	6,642
Investment advisory services	1,649
Services provided by affiliates	3,815
Directors' deferred compensation	118
Other	11	104,196
Net assets at February 28, 2009		$7,735,315

Net assets consist of:
Capital paid in on shares of capital stock		$8,337,442
Undistributed net investment income		6,168
Accumulated net realized loss		(68,555)
Net unrealized depreciation		(539,740)
Net assets at February 28, 2009		$7,735,315

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 1,000,000 shares, $.001 par value (685,996 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$6,273,018	556,314	$11.28
Class B	109,886	9,745	11.28
Class C	333,998	29,620	11.28
Class F-1	855,029	75,827	11.28
Class F-2	36,638	3,249	11.28
Class R-5	126,746	11,241	11.28

* Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $11.72.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended February 28, 2009	(dollars in thousands)

Investment income:
Income:
Interest		$189,752

Fees and expenses*:
Investment advisory services	$10,162
Distribution services	10,598
Transfer agent services	741
Administrative services	697
Reports to shareholders	113
Registration statement and prospectus	271
Postage, stationery and supplies	99
Directors' compensation	(8)
Auditing and legal	7
Custodian	18
Federal and state income taxes	178
Other	53
Total fees and expenses before waiver	22,929
Less investment advisory services waiver	680
Total fees and expenses after waiver		22,249
Net investment income		167,503

Net realized loss and unrealized depreciation on investments:
Net realized loss on investments		(59,704)
Net unrealized depreciation on investments		(444,375)
Net realized loss and unrealized depreciation on investments		(504,079)
Net decrease in net assets resulting from operations		$(336,576)

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months
	ended February 28,	Year ended August 31,
	2009*	2008
Operations:
Net investment income	$167,503	$294,521
Net realized loss on investments	(59,704)	(1,628)
Net unrealized depreciation on investments	(444,375)	(100,489)
Net (decrease) increase in net assets resulting from operations	(336,576)	192,404

Dividends paid or accrued to shareholders from
net investment income	(166,544)	(292,776)

Net capital share transactions	350,947	1,475,592

Total (decrease) increase in net assets	(152,173)	1,375,220

Net assets:
Beginning of period	7,887,488	6,512,268
End of period (including undistributed net investment income:
$6,168 and $5,209, respectively)	$7,735,315	$7,887,488

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                               unaudited

1. Organization and significant accounting policies

Organization – The Tax-Exempt Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of federally tax-exempt current income, consistent with the preservation of capital, through a diversified portfolio of municipal bonds.

The fund has six share classes, some of which are available only to limited categories of investors. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None
Class R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

A bond's effective maturity is the market's trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond's effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio’s dollar-weighted average maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

As of and during the period ended February 28, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; net capital losses; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2008, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed tax-exempt income		$6,139
Capital loss carryforwards*:
Expiring 2012	$(5,205)
Expiring 2015	(3,035)
Expiring 2016	(560)	(8,800)
Post-October capital loss deferrals (realized during the period November 1, 2007, through August 31, 2008)†		(32)

*The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

†These deferrals are considered incurred in the subsequent year.

As of February 28, 2009, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$175,463
Gross unrealized depreciation on investment securities	(710,565)
Net unrealized depreciation on investment securities	(535,102)
Cost of investment securities	8,235,745

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

Share class	Six months ended February 28, 2009	Year ended August 31, 2008
Class A	$135,465	$237,973
Class B	2,001	3,921
Class C	5,764	9,142
Class F-1	20,135	36,934
Class F-2*	404	9
Class R-5	2,775	4,797
Total	$166,544	$292,776

* Class F-2 was offered beginning August 1, 2008.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.13% on such assets in excess of $6 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. CRMC waived a portion of its investment advisory services fee commencing on September 1, 2004, and terminating on December 31, 2008. During the six months ended February 28, 2009, total investment advisory services fees waived by CRMC were $680,000. As a result, the fee shown on the accompanying financial statements of $10,162,000, which was equivalent to an annualized rate of 0.275%, was reduced to $9,482,000, or 0.257% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes, except Classes F-2 and R-5, may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 28, 2009, unreimbursed expenses subject to reimbursement totaled $10,969,000 for Class A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class B	1.00	1.00
Class C	1.00	1.00
Class F-1	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the six months ended February 28, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services
Class A	$7,424	$727	Not applicable	Not applicable
Class B	524	14	Not applicable	Not applicable
Class C	1,533	Included in administrative services	$109	$8
Class F-1	1,117		479	30
Class F-2	Not applicable		11	- *
Class R-5	Not applicable		58	2
Total	$10,598	$741	$657	$40

* Amount less than one thousand.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $(8,000), shown on the accompanying financial statements, includes $44,000 in current fees (either paid in cash or deferred) and a net decrease of $52,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on September 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2009 (dollars in thousands):

Investment securities
Level 1 – Quoted prices	$-
Level 2 – Other significant observable inputs	7,700,643
Level 3 – Significant unobservable inputs	-
Total	$7,700,643

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the six months ended February 28, 2009 (dollars in thousands):

Level 3 investment securities
Beginning value at 9/1/2008	$15,031
Net transfers out of Level 3	(15,031)
Ending value at 2/28/2009	$-

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended February 28, 2009
Class A	$1,272,619	113,662	$106,884	9,578	$(1,024,322)	(92,181)	$355,181	31,059
Class B	20,683	1,843	1,614	145	(19,023)	(1,696)	3,274	292
Class C	95,996	8,547	4,706	421	(59,857)	(5,389)	40,845	3,579
Class F-1	247,182	22,047	16,007	1,434	(360,986)	(32,497)	(97,797)	(9,016)
Class F-2	35,993	3,247	243	22	(3,003)	(276)	33,233	2,993
Class R-5	44,948	4,030	1,267	114	(30,004)	(2,689)	16,211	1,455
Total net increase
(decrease)	$1,717,421	153,376	$130,721	11,714	$(1,497,195)	(134,728)	$350,947	30,362

Year ended August 31, 2008
Class A	$2,041,220	167,672	$183,387	15,140	$(1,083,920)	(89,092)	$1,140,687	93,720
Class B	18,356	1,510	3,006	248	(23,671)	(1,947)	(2,309)	(189)
Class C	124,060	10,199	7,405	612	(58,297)	(4,793)	73,168	6,018
Class F-1	577,506	47,417	28,689	2,367	(357,666)	(29,406)	248,529	20,378
Class F-2†	3,057	256	9	1	(6)	(1)	3,060	256
Class R-5	43,398	3,566	2,143	176	(33,084)	(2,711)	12,457	1,031
Total net increase
(decrease)	$2,807,597	230,620	$224,639	18,544	$(1,556,644)	(127,950)	$1,475,592	121,214

* Includes exchanges between share classes of the fund.
† Class F-2 was offered beginning August 1, 2008.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $968,752,000 and $839,242,000, respectively, during the six months ended February 28, 2009.

Financial highlights (1)

			(Loss) income from investment operations(2)
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers (4)		Ratio of net income to average net assets (4)
Class A:
Six months ended 2/28/2009	(5)	$12.03	$.25	$(.75)	$(.50)	$(.25)	$11.28	(4.07)%	$6,273.57%		(6)	.55%	(6)	4.59%	(6)
Year ended 8/31/2008		12.19	.51	(.16)	.35	(.51)	12.03	2.87	6,319.56			.53		4.16
Year ended 8/31/2007		12.49	.50	(.30)	.20	(.50)	12.19	1.60	5,259.57			.54		4.02
Year ended 8/31/2006		12.60	.50	(.11)	.39	(.50)	12.49	3.18	4,267.59			.56		4.04
Year ended 8/31/2005		12.51	.51	.09	.60	(.51)	12.60	4.87	3,581.60			.57		4.08
Year ended 8/31/2004		12.17	.53	.33	.86	(.52)	12.51	7.17	3,083.61			.61		4.23
Class B:
Six months ended 2/28/2009	(5)	12.03	.21	(.75)	(.54)	(.21)	11.28	(4.43)	110	1.32	(6)	1.30	(6)	3.84	(6)
Year ended 8/31/2008		12.19	.41	(.16)	.25	(.41)	12.03	2.10	114	1.31		1.28		3.42
Year ended 8/31/2007		12.49	.41	(.30)	.11	(.41)	12.19	.85	117	1.32		1.29		3.28
Year ended 8/31/2006		12.60	.41	(.11)	.30	(.41)	12.49	2.42	120	1.34		1.32		3.29
Year ended 8/31/2005		12.51	.41	.09	.50	(.41)	12.60	4.10	121	1.35		1.33		3.33
Year ended 8/31/2004		12.17	.44	.33	.77	(.43)	12.51	6.38	119	1.36		1.36		3.48
Class C:
Six months ended 2/28/2009	(5)	12.03	.21	(.75)	(.54)	(.21)	11.28	(4.46)	334	1.37	(6)	1.35	(6)	3.79	(6)
Year ended 8/31/2008		12.19	.41	(.16)	.25	(.41)	12.03	2.05	313	1.36		1.33		3.36
Year ended 8/31/2007		12.49	.40	(.30)	.10	(.40)	12.19	.79	244	1.37		1.34		3.22
Year ended 8/31/2006		12.60	.40	(.11)	.29	(.40)	12.49	2.37	196	1.40		1.37		3.22
Year ended 8/31/2005		12.51	.40	.09	.49	(.40)	12.60	3.98	165	1.46		1.44		3.21
Year ended 8/31/2004		12.17	.42	.33	.75	(.41)	12.51	6.24	134	1.49		1.49		3.34
Class F-1:
Six months ended 2/28/2009	(5)	12.03	.25	(.75)	(.50)	(.25)	11.28	(4.12)	855.66		(6)	.64	(6)	4.50	(6)
Year ended 8/31/2008		12.19	.50	(.16)	.34	(.50)	12.03	2.79	1,020.63			.61		4.07
Year ended 8/31/2007		12.49	.49	(.30)	.19	(.49)	12.19	1.52	785.64			.61		3.93
Year ended 8/31/2006		12.60	.49	(.11)	.38	(.49)	12.49	3.11	425.65			.62		3.96
Year ended 8/31/2005		12.51	.49	.09	.58	(.49)	12.60	4.74	227.72			.69		3.95
Year ended 8/31/2004		12.17	.51	.33	.84	(.50)	12.51	7.02	120.75			.75		4.09
Class F-2:
Six months ended 2/28/2009	(5)	12.03	.26	(.75)	(.49)	(.26)	11.28	(4.01)	36.43		(6)	.42	(6)	4.76	(6)
Period from 8/1/2008 to 8/31/2008		11.94	.04	.09	.13	(.04)	12.03	1.10	3.04			.03		.34
Class R-5:
Six months ended 2/28/2009	(5)	12.03	.26	(.75)	(.49)	(.26)	11.28	(3.99)	127.40		(6)	.38	(6)	4.76	(6)
Year ended 8/31/2008		12.19	.53	(.16)	.37	(.53)	12.03	3.05	118.38			.36		4.34
Year ended 8/31/2007		12.49	.52	(.30)	.22	(.52)	12.19	1.77	107.40			.37		4.20
Year ended 8/31/2006		12.60	.52	(.11)	.41	(.52)	12.49	3.35	104.42			.39		4.22
Year ended 8/31/2005		12.51	.53	.09	.62	(.53)	12.60	5.05	65.42			.40		4.25
Year ended 8/31/2004		12.17	.55	.33	.88	(.54)	12.51	7.34	46.43			.43		4.41

	Six months ended
	February 28,	Year ended August 31
	2009(5)	2008	2007	2006	2005	2004

Portfolio turnover rate for all classes of shares	12%	20%	8%	9%	9%	8%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
(5) Unaudited.
(6) Annualized.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008, through February 28, 2009).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/2008	Ending account value 2/28/2009	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$959.25	$2.67	.55%
Class A -- assumed 5% return	1,000.00	1,022.07	2.76	.55
Class B -- actual return	1,000.00	955.66	6.30	1.30
Class B -- assumed 5% return	1,000.00	1,018.35	6.51	1.30
Class C -- actual return	1,000.00	955.42	6.55	1.35
Class C -- assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class F-1 -- actual return	1,000.00	958.85	3.11	.64
Class F-1 -- assumed 5% return	1,000.00	1,021.62	3.21	.64
Class F-2 -- actual return	1,000.00	959.92	2.04	.42
Class F-2 -- assumed 5% return	1,000.00	1,022.71	2.11	.42
Class R-5 -- actual return	1,000.00	960.07	1.85	.38
Class R-5 -- assumed 5% return	1,000.00	1,022.91	1.91	.38

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

Tax-exempt yields vs. taxable yields

Find your estimated 2008 taxable income below to determine your federal tax rate,* then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund’s 4.32%† tax-exempt distribution rate as of February 28, 2009. For example, investors in the highest tax bracket (35%) would need a taxable distribution rate of 6.65% to match the fund’s distribution rate.

If your taxable income is ...
Single	Joint	... then your federal tax rate is ...	The fund’s tax-exempt distribution rate of 4.32% is equivalent to a taxable rate of …
$0 – 8,025	$0 – 16,050	10.0%	4.80%
8,026 – 32,550	16,051 – 65,100	15.0	5.08
32,551 – 78,850	65,101 – 131,450	25.0	5.76
78,851 – 164,550	131,451 – 200,300	28.0	6.00
164,551 – 357,700	200,301 – 357,700	33.0	6.45
Over 357,700	Over 357,700	35.0	6.65

*Based on 2008 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.
†The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of February 28, 2009.

Other share class results
unaudited

Classes B, C and F

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended			Life
March 31, 2009 (the most recent calendar quarter-end):	1 year	5 years	of class

Class B shares[1] — first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	–7.97%	0.70%	3.54%
Not reflecting CDSC	–3.30	1.05	3.54

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–4.29	0.97	2.56
Not reflecting CDSC	–3.35	0.97	2.56

Class F-1 shares[2] — first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	–2.65	1.71	3.29

Class F-2 shares[2] — first sold 8/1/08
Not reflecting annual asset-based fee charged
by sponsoring firm	—	—	–3.19	[3]

[1]These shares are no longer available for purchase.
[2]These shares are sold without any initial or contingent deferred sales charge.
[3]Results are cumulative total returns; they are not annualized.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 22 and 23 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Offices of the fund and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete February 28, 2009, portfolio of The Tax-Exempt Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Tax-Exempt Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available on the American Funds website or by calling AFS.

This report is for the information of shareholders of The Tax-Exempt Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 31 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 25 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
>The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit No. MFGESR-919-0409P

Litho in USA WG/WG/8095-S16765

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments
[logo – American Funds®]

The Tax-Exempt Bond Fund of America®
Investment portfolio

February 28, 2009
unaudited

Bonds & notes — 92.26%	Principal amount (000)	Value (000)

ALABAMA — 0.28%
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2000, 5.75% 2020	$2,000	$1,741
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2001, 5.50% 2021	3,000	2,520
Health Care Auth. of the City of Huntsville, Series 1994-A Bonds, MBIA insured, 5.00% 2016	1,675	1,649
Health Care Auth. of the City of Huntsville, Series 1994-A Bonds, MBIA insured, 5.00% 2018	2,100	2,022
Jefferson County Public Building Auth., Lease Rev. Warrants, Series 2006, AMBAC insured, 5.125% 2017	1,000	666
Jefferson County Public Building Auth., Lease Rev. Warrants, Series 2006, AMBAC insured, 5.125% 2018	3,000	1,997
Jefferson County Public Building Auth., Lease Rev. Warrants, Series 2006, AMBAC insured, 5.125% 2019	1,000	665
City of Mobile Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project),
Series 2007-C, 5.00% 2034 (put 2015)	3,000	3,067
Public School and College Auth., Capital Improvement Pool Bonds, Series 2001-A, 5.625% 2015	5,255	5,584
Board of Trustees of the University of Alabama, Birmingham Hospital Rev. Bonds, Series 2008-A, 5.25% 2025	2,000	1,818
		21,729

ALASKA — 0.51%
Municipality of Anchorage, G.O. Ref. General Purpose Bonds, Series 1995-B, FGIC insured, 6.00% 2012	2,895	3,130
Municipality of Anchorage, Lease Rev. Ref. Bonds, Correctional Fac., Series 2005, FSA insured, 5.00% 2016	2,035	2,266
Municipality of Anchorage, Municipal Light & Power Electric Rev. Ref. Bonds, Series 1996, MBIA insured, 6.50% 2014	5,000	5,864
Housing Fin. Corp., Rev. Bonds, Series 1998-A-1, 5.30% 2017	3,000	3,025
Industrial Dev. and Export Auth., Rev. Bonds (Providence Health & Services), Series 2006-H, 5.00% 2025	2,935	2,745
Industrial Dev. and Export Auth., Rev. Bonds (Providence Health & Services), Series 2006-H, 5.00% 2026	3,070	2,848
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 5.80% 2012 (preref. 2010)	3,385	3,577
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 6.20% 2022 (preref. 2010)	1,125	1,170
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021 (preref. 2011)	12,850	13,649
Student Loan Corp., Capital Project Rev. Bonds, Series 2004-A, MBIA insured, 4.00% 2011	1,000	1,033
		39,307

ARIZONA — 2.98%
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Dist. G.O. Bonds, Series 2007, 6.125% 2027	660	468
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Dist. G.O. Bonds, Series 2007, 6.20% 2032	1,000	674
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2020	1,795	1,852
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2021	1,000	1,010
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2022	2,185	2,174
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2023	3,725	3,555
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2024	2,910	2,714
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2025	2,610	2,396
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2026	1,630	1,473
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2031	3,500	2,972
Health Facs. Auth., Health Care Facs. Rev. Bonds (Beatitudes Campus Project), Series 2006, 4.75% 2010	1,100	1,079
Health Facs. Auth., Health Care Facs. Rev. Bonds (Beatitudes Campus Project), Series 2006, 5.10% 2022	5,360	3,654
Health Facs. Auth., Health Care Facs. Rev. Bonds (Beatitudes Campus Project), Series 2006, 5.20% 2037	10,145	5,436
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-A, 1.67% 2042 (put 2015)[1]	8,000	6,330
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-B, 1.52% 2042 (put 2015)[1]	9,000	7,121
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2014	2,000	2,070
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2019	5,000	5,034
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2020	2,000	1,976
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2021	3,500	3,395
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.25% 2022	1,500	1,479
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2025	3,250	2,994
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 1.772% 2037[1]	22,200	8,603
Health Facs. Auth., Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.125% 2009 (escrowed to maturity)	550	561
Town of Marana, Tangerine Farms Road Improvement Dist. Improvement Bonds, 4.60% 2026	3,834	2,734
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West Project),
Series 1998-A, 5.00% 2016	840	838
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project),
Series 2008, 5.25% 2026	3,500	3,604
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project),
Series 2008, 5.00% 2027	5,035	5,057
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project),
Series 2008, 5.00% 2028	4,000	3,995
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project),
Series 2008, 5.00% 2038	10,000	9,598
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2008-A, 5.00% 2033	4,000	3,863
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2008-A, 5.00% 2038	6,000	5,750
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2008, 5.50% 2024	1,000	1,074
Quail Creek Community Facs. Dist. (Sahuarita), G.O. Bonds, Series 2006, 5.55% 2030	1,000	603
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2026	4,075	3,082
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2032	4,000	2,822
Salt River Project Agricultural Improvement and Power Dist., Electric System Rev. Ref. Bonds, Series 2004-A, 5.00% 2016	5,975	6,549
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2008-A, 5.00% 2024	3,000	3,124
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2008-A, 5.00% 2025	3,000	3,097
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2008-A, 5.00% 2028	8,500	8,590
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2008-A, 5.00% 2038	28,000	27,913
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2009-A, 5.00% 2023	2,500	2,637
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2009-A, 5.00% 2039	7,000	6,967
School Facs. Board, Certs. of Part., Series 2008, 5.125% 2021	13,000	13,747
School Facs. Board, Certs. of Part., Series 2008, 5.25% 2023	3,500	3,660
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2018	2,000	2,046
City of Scottsdale Municipal Property Corp., Excise Tax Rev. Ref. Bonds, Series 2006, 5.00% 2030	21,000	21,415
Transportation Board Highway Rev. Bonds, Series 2008-A, 5.00% 2032	5,000	5,044
Vistancia Community Facs. Dist. (Peoria), G.O. Bonds, Series 2005, 5.50% 2020	1,000	862
Vistancia Community Facs. Dist. (Peoria), G.O. Bonds, Series 2006, 4.55% 2026	11,350	8,174
Water Infrastructure Fin. Auth., Water Quality Rev. Bonds, Series 2008-A, 5.00% 2023	4,000	4,296
		230,161

CALIFORNIA — 4.93%
Community Facs. Dist. No. 2005-01 of the City of Aliso Viejo, 2007 Special Tax Bonds
(Glenwood at Aliso Viejo), 6.00% 2038	2,000	1,468
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	8,000	6,764
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Series B, 5.85% 2015	1,375	1,323
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2037	2,750	1,556
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Health Fac. Rev. Bonds (Institute on Aging),
Series 2008-A, 5.65% 2038	1,000	886
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-B, 5.00% 2034	1,660	1,094
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.75% 2017	1,400	1,186
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.85% 2027	1,250	926
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 6.20% 2027	1,675	1,294
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation),
Series 1998, 5.125% 2013	5,300	5,245
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.00% 2022	1,750	1,533
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	1,000	772
Statewide Communities Dev. Auth., Senior Living Rev. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.875% 2036	2,000	1,244
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special Tax Bonds, Series 1998, 5.375% 2028	2,500	1,823
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	1,470	1,348
Castaic Lake Water Agcy., Rev. Ref. Certs. of Part. (1999 Ref. Project), Series 2006-A, AMBAC insured, 5.00% 2020	2,015	2,117
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2017	2,880	3,009
City of Chula Vista, Community Facs. Dist. No. 12-I, Special Tax Bonds (McMillin Otay Ranch Village Seven),
Series 2005, 5.10% 2023	2,010	1,450
Coast Community College Dist., Election of 2002 G.O. Bonds, Series 2006-B, FSA insured, 5.00% 2024	4,990	5,155
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 4.875% 2037	1,100	663
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	3,285	2,314
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2008-A, 5.125% 2028	1,100	1,095
Educational Facs. Auth., Rev. Bonds (Claremont McKenna College), Series 2009, 5.00% 2039	3,000	2,927
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2020	1,115	1,134
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2034	2,720	2,303
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 4.50% 2035	1,785	1,350
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-B, 5.00% 2020	1,175	1,290
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2025	1,000	936
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 5.00% 2026	965	735
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2010	490	508
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2011	510	538
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2014	600	644
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2015	625	672
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2006, 5.00% 2021	850	818
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds,
Series 1999, 6.125% 2016	975	888
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024	1,230	1,147
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024 (preref. 2009)	770	810
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds,
Series 1999, 6.50% 2015 (preref. 2009)	1,000	1,036
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds,
Series 1999, 6.625% 2030 (preref. 2009)	1,000	1,037
G.O. Ref. Bonds 5.00% 2022	6,740	6,749
Various Purpose G.O. Bonds 5.00% 2034	5,000	4,636
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, FGIC insured, 5.50% 2033 (preref. 2013)	4,000	4,511
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2003-A-1, 6.25% 2033 (preref. 2013)	11,720	12,878
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 5.00% 2033	14,750	9,188
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (preref. 2011)	420	451
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (put 2011)	4,680	4,668
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-K, 5.125% 2022	6,000	5,828
Statewide Communities Dev. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	2,000	1,861
Statewide Communities Dev. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	7,000	6,447
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2006-A, 5.00% 2037	5,480	4,473
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)	5,000	4,965
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2007-A, 4.75% 2033	5,000	3,901
Health Facs. Fncg. Auth., Rev. Bonds (Providence Health & Services), Series 2008-C, 6.50% 2038	1,000	1,053
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2020	2,500	2,470
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2027	5,000	4,460
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 4.50% 2037	1,000	630
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.60% 2022	1,715	1,528
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Two, 5.50% 2029	3,000	2,453
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Four, 5.00% 2029	1,500	1,144
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2024	450	366
Community Facs. Dist. No. 18, Jurupa Community Services Dist. (Eastvale Area), Special Tax Bonds,
Series 2006-A, 5.00% 2036	2,000	1,152
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	1,250	962
City of Lake Elsinore, Community Facs. Dist. No. 2003-2 (Canyon Hills), Special Tax Bonds (Improvement Area B),
Series 2006-A, 5.15% 2036	2,000	1,286
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,000	741
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2005, 5.30% 2035	1,500	980
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2003-A, 6.125% 2033 (preref. 2013)	1,785	2,138
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2017	7,000	6,146
Long Beach Bond Fin. Auth., Natural Gas Purchase Rev. Bonds, Series 2007-A, 5.25% 2020	2,000	1,626
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2003-A,
Subseries A-1, MBIA insured, 5.00% 2015	5,000	5,479
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2008-A,
Subseries A-2, 5.25% 2032	5,000	5,033
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2020	2,675	2,689
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2022	1,500	1,465
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2023	1,500	1,445
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001 Election,
Series A, 5.50% 2016 (preref. 2011)	10,500	11,578
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2020	7,000	7,464
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds, Series 2009-I, 5.00% 2018	2,000	2,209
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds, Series 2009-I, 5.00% 2024	2,580	2,615
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Bonds, Election of 2004, Series 2009-I, 5.00% 2025	4,765	4,788
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Bonds, Election of 2004, Series 2009-I, 5.00% 2034	2,000	1,928
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2027	1,125	734
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2036	3,260	1,899
Monrovia Redev. Agcy., Tax Allocation Notes (Central Redev. Project, Project Area No. 1), Issue of 2007, 4.40% 2012	1,000	950
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.00% 2016	1,475	1,250
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.25% 2026	905	625
Community Facs. Dist. No. 2004-6, Moreno Valley Unified School Dist., Special Tax Bonds, Series 2005, 5.10% 2028	2,410	1,674
Morongo Band of Mission Indians, Enterprise Rev. Bonds, Series 2008-B, 5.50% 2018	4,625	3,847
Morongo Band of Mission Indians, Enterprise Rev. Bonds, Series 2008-B, 6.50% 2028	3,750	2,869
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	2,770	1,867
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 5.00% 2037	1,000	626
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.00% 2018	3,130	2,796
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	500	422
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.875% 2034	1,000	819
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.55% 2033	2,000	1,592
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.00% 2025	2,000	1,605
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.20% 2034	1,000	748
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.10% 2037	2,000	1,139
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds,
Series 2006, 4.90% 2018	1,790	1,491
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds,
Series 2006, 5.125% 2026	1,770	1,286
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.10% 2021	1,290	1,014
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.25% 2036	6,500	4,298
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation, State Prison-Madera County,
Valley State Prison for Women), Series 2005-H, 5.00% 2019	7,500	7,612
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons),
Series 1993-A, AMBAC insured, 5.00% 2019	4,240	4,533
Quechan Indian Tribe, Fort Yuma, Governmental Project Bonds, 7.00% 2027[2]	4,000	3,024
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds,
Series 2007, 5.375% 2037	2,000	1,328
City of Rancho Cucamonga, Community Facs. Dist. No. 2004-01 (Rancho Etiwanda Estates), Special Tax Bonds,
Series 2006, 5.35% 2026	2,780	2,059
City of Rancho Cucamonga, Community Facs. Dist. No. 2004-01 (Rancho Etiwanda Estates), Special Tax Bonds,
Series 2006, 5.375% 2036	1,500	1,001
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds
(Improvement Area No. 2), Series 2005-A, 5.15% 2025	1,250	910
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.00% 2030	1,590	1,047
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds,
Series 1999, 6.00% 2011 (preref. 2009)	1,877	1,955
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds,
Series 1999, 6.30% 2025 (preref. 2009)	2,645	2,774
City of Roseville, North Central Roseville Community Facs. Dist. No. 1, Special Tax Ref. Bonds, Series 1999, 5.80% 2017	3,215	2,983
City of Roseville, Woodcreek West Community Facs. Dist. No. 1, Special Tax Bonds,
Series 1999, 6.50% 2015 (preref. 2009)	1,465	1,538
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021	500	490
Sacramento City Fncg. Auth., Rev. Ref. Bonds (Master Lease Program Facs.), Series 2006-E, AMBAC insured, 5.25% 2025	7,500	7,992
Sacramento County Water Fncg. Auth., Rev. Bonds (Sacramento County Water Agcy. Zones 40 and 41
2007 Water System Project), Series 2007-B, FGIC insured, 2.026% 2034[1]	5,000	2,388
County of San Bernardino Housing Auth., Multi-family Housing Rev. Ref. Bonds
(Equity Residential/Redlands Lawn and Tennis Apartments), Issue 1999-A, 5.20% 2029 (put 2009)	1,500	1,500
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds
(Equity Residential/Skylark Apartments), Issue 1999-D, 5.20% 2029 (put 2009)	1,500	1,500
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 6.25% 2012	945	951
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Bonds, Ref. Series 2009-A, 5.00% 2021	1,000	1,068
San Diego Unified School Dist., 2005 G.O. Ref. Bonds (Election of 1998), Series D-2, FSA insured, 4.75% 2026	9,500	9,519
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC insured, 5.00% 2019	4,000	3,998
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC insured, 5.00% 2020	4,000	3,918
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-D, AMBAC insured, 5.00% 2021	5,000	4,672
San Marcos Public Facs. Auth., Rev. Ref. Bonds, Series 1998, 5.80% 2027	2,995	2,417
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds,
Series 1999, 6.10% 2014 (preref. 2009)	325	341
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 4.875% 2016[2]	1,000	787
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 5.00% 2020[2]	2,600	1,755
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Ref.
Series 2009-A, 5.00% 2023	6,000	6,109
Statewide Communities Dev. Auth., Insured Rev. Ref. Bonds (Rady Children’s Hospital — San Diego),
Series 2006-A, MBIA insured, 5.00% 2023	8,485	7,378
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project),
Series 2007-A, 5.125% 2037[2]	4,500	2,841
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	1,500	1,080
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2008, 5.50% 2026	1,500	1,244
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2008, 6.00% 2040	5,500	4,458
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2018	2,695	2,409
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2027	4,180	3,219
City of Stockton, Arch Road East Community Facs. Dist. No. 99-02, Special Tax Bonds, Series 2007, 5.875% 2037	1,000	700
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2019	2,515	2,298
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds,
Series 2003, 5.90% 2034	1,625	1,197
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027 (preref. 2012)	1,370	1,532
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2022	1,435	1,331
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2014	1,300	1,312
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017 (preref. 2012)	1,000	1,143
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.375% 2022 (preref. 2012)	3,000	3,394
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2016 (preref. 2012)	1,000	1,135
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.50% 2009	1,000	1,007
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2015	2,000	2,147
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2005-F-3, 5.00% 2022	9,800	10,212
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-H, 5.00% 2021	2,000	2,114
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-H, 5.00% 2022	2,000	2,084
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-K, 5.00% 2018	1,500	1,645
City of West Sacramento, Community Facs. Dist. No. 16 (Bridgeway Lakes), Special Tax Bonds, 6.00% 2033 (preref. 2011)	1,000	1,128
Whittier Redev. Agcy., Tax Allocation Bonds (Commercial Corridor Redev. Project), Series 2007-A, 5.00% 2030	1,510	1,002
		381,152

COLORADO — 2.30%
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470 Project), Capital Appreciation Bonds,
Series 2000-B, 0% 2034 (preref. 2010)	7,500	1,203
City of Aurora, Water Improvement Rev. Bonds, Series 2007-A, AMBAC insured, 5.00% 2039	10,000	9,801
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.00% 2016	1,000	907
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.25% 2021	2,650	2,222
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.60% 2034	3,610	2,774
Cross Creek Metropolitan Dist. No. 2 (City of Aurora), Limited Tax G.O. Ref. Bonds, Series 2006, 6.125% 2037	1,000	617
City and County of Denver, Airport System Rev. Bonds, Series 2005-A, XLCA insured, 5.00% 2020	3,500	3,652
City and County of Denver, Airport System Rev. Bonds, Series 2005-A, XLCA insured, 5.00% 2023	7,400	7,539
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2016 (preref. 2013)	6,925	7,791
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2006, XLCA insured, 5.25% 2019	5,655	4,829
Denver Health and Hospital Auth., Healthcare Rev. Bonds, Series 2007-B, 2.576% 2033[1]	9,860	3,648
Educational and Cultural Facs. Auth., Charter School Rev. Ref. Bonds (Academy Charter School Project),
Series 2006-A, 4.75% 2036	2,000	1,583
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project),
Series 2008, 5.375% 2028	2,000	1,812
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project),
Series 2008, 5.50% 2038	3,000	2,574
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2000, 6.60% 2016	2,035	2,087
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2002, 5.90% 2027	6,320	5,630
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2004-A, 5.25% 2034	1,300	979
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2004-B, 3.75% 2034 (put 2009)	1,250	1,253
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2005, 5.00% 2016	1,000	969
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2005, 5.25% 2023	1,725	1,505
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2005, 5.00% 2035	3,000	2,162
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2017	1,000	975
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2018	2,250	2,169
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2020	1,100	1,022
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2022	3,260	2,910
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2025	4,215	3,539
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2031	3,970	3,064
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2036	2,000	1,489
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2000, 6.60% 2016 (preref. 2010)	3,215	3,581
Health Facs. Auth., Hospital Rev. Bonds (PorterCare Adventist Health System Project),
Series 2001, 6.50% 2031 (preref. 2011)	3,800	4,327
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-E, 5.00% 2015	2,365	2,431
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-E, 5.125% 2017	3,025	3,111
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-E, 5.00% 2015 (escrowed to maturity)	135	157
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-E, 5.125% 2017 (preref. 2016)	175	206
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.00% 2017	2,065	1,886
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.00% 2018	2,000	1,794
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.00% 2019	2,310	2,023
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.375% 2010 (escrowed to maturity)	1,500	1,595
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.50% 2014 (preref. 2011)	3,000	3,293
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.50% 2015 (preref. 2011)	4,250	4,665
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2002-A, 5.00% 2009 (escrowed to maturity)	1,000	1,000
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2008-D-1, 6.25% 2033	1,000	1,034
Health Facs. Auth., Rev. Bonds (Christian Living Communities Project), Series 2006-A, 5.75% 2037	2,750	1,769
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2033	9,000	6,898
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.25% 2025	3,500	2,475
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	13,500	8,190
Housing and Fin. Auth., Single-family Program Bonds, Series 1997-A-3, 7.00% 2016	25	25
Housing and Fin. Auth., Single-family Program Bonds, Series 1997-B-3, 6.80% 2028	15	15
Housing and Fin. Auth., Single-family Program Bonds, Series 1997-C-3, 6.75% 2017	25	26
Housing and Fin. Auth., Single-family Program Bonds, Series 1998-B-3, 6.55% 2025	195	202
Housing and Fin. Auth., Single-family Program Bonds, Series 1998-D-3, 6.125% 2023	370	387
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment Supported Rev. Bonds,
Series 2003, 7.375% 2013	2,000	1,910
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment Supported Rev. Bonds,
Series 2003, 8.00% 2025	2,000	1,707
Maher Ranch Metropolitan Dist. No. 4 (Town of Castle Rock), G.O. Limited Tax Ref. Bonds,
Series 2007, RADIAN insured, 5.00% 2022	2,560	2,059
Metropolitan Football Stadium Dist., Capital Appreciation Sales Tax Rev. Bonds, Series 1999-A, MBIA insured, 0% 2011	2,600	2,470
Metropolitan Football Stadium Dist., Capital Appreciation Sales Tax Rev. Bonds, Series 1999-A, MBIA insured, 0% 2012	4,700	4,305
North Range Metropolitan Dist. No. 1 (Adams County), Limited Tax G.O. Ref. Bonds,
Series 2007, ACA insured, 5.00% 2021	1,000	608
North Range Metropolitan Dist. No. 2 (Adams County), Limited Tax G.O. Bonds, Series 2007, 5.50% 2018	1,290	917
North Range Metropolitan Dist. No. 1 (City of Commerce, Adams County), Limited Tax G.O. Bonds,
Series 2001, 7.25% 2031 (preref. 2011)	3,765	4,307
Park Meadows Business Improvement Dist. in the City of Lone Tree, Shared Sales Tax Rev. Bonds,
Series 2007, 5.00% 2017	1,875	1,492
Prairie Center Metropolitan Dist. No. 3 (City of Brighton, Adams County),
Limited Property Tax Supported Primary Improvements Rev. Bonds, Series 2006-A, 5.25% 2021	1,350	986
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	4,000	3,302
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.50% 2038	4,500	3,676
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds (Rampart Range Metropolitan Dist. No. 2 Project),
Series 2001, 7.75% 2026 (preref. 2011)	4,975	5,740
Southlands Metropolitan Dist. No. 1 (City of Aurora), G.O. Ref. and Improvement Bonds,
Series 2007, RADIAN insured, 5.00% 2017	1,115	990
Tallgrass Metropolitan Dist., Arapahoe County, G.O. (Limited Tax Convertible to Unlimited Tax)
Ref. and Improvement Bonds, Series 2007, 5.25% 2037	1,250	707
Tallyn’s Reach Metropolitan Dist. No. 3 (City of Aurora), Limited Tax G.O. Bonds (Convertible to Unlimited Tax),
Series 2007, 5.20% 2036	1,500	1,053
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Bonds, Series 2001, 7.50% 2031 (preref. 2009)	7,085	7,207
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds,
Series 2006-A, RADIAN insured, 5.00% 2026	1,500	1,128
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds,
Series 2006-A, RADIAN insured, 5.00% 2036	2,000	1,363
		177,722

CONNECTICUT — 0.19%
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project), Series 1993-A, 5.85% 2028	5,025	4,827
G.O. Bonds, Series 2001-B, 5.375% 2016 (preref. 2011)	1,900	2,048
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 5.375% 2011	1,775	1,614
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 6.00% 2016	1,000	742
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 6.25% 2021	4,500	2,983
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 6.25% 2031	1,500	863
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.125% 2023	3,000	1,684
		14,761

DELAWARE — 0.11%
New Castle County, G.O. Bonds, Series 2009-A, 5.00% 2026	1,715	1,807
New Castle County, G.O. Bonds, Series 2009-A, 5.00% 2027	1,395	1,459
Transportation Auth., Transportation System Rev. Bonds, Series 2008-B, 5.00% 2025	5,000	5,240
		8,506

DISTRICT OF COLUMBIA — 1.23%
Ballpark Rev. Bonds, Series 2006-B-1, FGIC insured, 5.00% 2017	2,370	2,323
Ballpark Rev. Bonds, Series 2006-B-1, FGIC insured, 5.25% 2016	1,000	1,005
Certs. of Part., Lease Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2013	1,000	1,068
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC insured, 5.00% 2018	2,000	2,068
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC insured, 5.00% 2019	2,000	2,043
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC insured, 5.00% 2020	2,780	2,810
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC insured, 5.00% 2023	1,575	1,550
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC insured, 5.00% 2024	7,000	6,863
G.O. Ref. Bonds, Series 1993-B-1, AMBAC insured, 5.50% 2009	1,500	1,515
G.O. Ref. Bonds, Series 2002-C, XLCA insured, 5.25% 2013	1,000	1,075
G.O. Ref. Bonds, Series 2007-B, XLCA insured, 5.25% 2020	11,990	13,079
University Rev. Bonds (Georgetown University Issue), Series 2001-B, 4.70% 2031 (put 2018)	4,000	4,106
University Rev. Bonds (Georgetown University Issue), Series 2001-C, 5.25% 2034 (put 2023)	24,000	25,370
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
Series 2005, FSA insured, 5.00% 2014	1,545	1,670
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
Series 2005, FSA insured, 5.00% 2015	1,535	1,662
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
Series 2005, FSA insured, 5.00% 2022	5,015	5,038
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
Series 2005, FSA insured, 5.00% 2025	3,080	3,014
Tax Increment Rev. Bonds (Gallery Place Project), Series 2002, FSA insured, 5.50% 2016	1,000	1,070
University Rev. Bonds (Georgetown University Issue), Series 1988-B, 5.75% 2039	8,000	8,116
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2009-A, 5.25% 2029	4,000	4,015
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2009-A, 6.00% 2035	1,000	1,057
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2009-A, 5.50% 2039	4,700	4,752
		95,269

FLORIDA — 8.34%
Alachua County Health Facs. Auth., Health Facs. Rev. Bonds (Shands HealthCare Project), Series 2008-D-2, 6.75% 2030	9,000	8,667
Alachua County, Industrial Dev. Rev. Bonds (North Florida Retirement Village, Inc. Project), Series 2007-A, 5.625% 2022	3,750	2,675
Alachua County, Industrial Dev. Rev. Bonds (North Florida Retirement Village, Inc. Project), Series 2007-A, 5.75% 2026	5,000	3,359
Alachua County, Industrial Dev. Rev. Bonds (North Florida Retirement Village, Inc. Project), Series 2007-A, 5.875% 2042	6,500	3,839
Arborwood Community Dev. Dist. (City of Fort Myers), Capital Improvement Rev. Bonds (Centex Homes Project),
Series 2006-B-2, 5.10% 2016	1,140	869
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 5.30% 2035	1,715	948
Bay County, Pollution Control Rev. Ref. Bonds (International Paper), Series 1998-A, 5.10% 2012	3,500	3,224
Baywinds Community Dev. Dist. (Homestead), Special Assessment Bonds, Series 2006-B, 4.90% 2012	2,295	1,062
Beacon Lakes Community Dev. Dist. (Miami-Dade County), Special Assessment Completion Bonds,
Series 2007-A, 6.00% 2038	1,850	1,146
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project),
Series 2002-B, 7.00% 2014	600	553
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project),
Series 2002-B, 7.25% 2033	650	500
Belmont Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2006-B, 5.125% 2014	1,965	786
Boynton Village Community Dev. Dist. (City of Boynton Beach), Special Assessment Bonds, Series 2007-A-1, 5.75% 2037	990	559
Boynton Village Community Dev. Dist. (City of Boynton Beach), Special Assessment Bonds, Series 2007-A-2, 6.00% 2038	1,600	934
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
(Capital Projects Loan Program — Glenridge on Palmer Ranch Project), Series 2002-A, 8.00% 2032 (preref. 2012)	12,485	14,915
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-B, 5.70% 2010	800	715
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, MBIA insured, 5.00% 2017	1,300	1,414
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, MBIA insured, 5.00% 2019	2,900	3,079
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, MBIA insured, 5.00% 2021	3,210	3,336
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, MBIA insured, 5.00% 2023	3,545	3,623
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, MBIA insured, 5.00% 2024	3,725	3,776
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, MBIA insured, 5.00% 2025	3,920	3,954
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, MBIA insured, 5.00% 2026	3,120	3,128
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2008-A-1, 5.00% 2011	10,000	10,127
Citizens Property Insurance Corp., High-Risk Account Secured Ref. Bonds, Series 2007-A, MBIA insured, 5.00% 2017	2,000	1,989
School Board of Collier County, Certs. of Part. (Master Lease Program), Series 2007, FSA insured, 5.00% 2024	4,080	4,109
Concorde Estates Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds, Series 2004-B, 5.00% 2011	940	487
East Homestead Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2006-B, 5.00% 2011	605	439
Board of Education, Lottery Rev. Bonds, Series 2008-A, 5.00% 2021	7,000	7,173
Board of Education, Lottery Rev. Bonds, Series 2008-A, 5.00% 2022	10,425	10,549
Board of Education, Lottery Rev. Bonds, Series 2008-A, 5.00% 2023	8,045	8,086
Board of Education, Lottery Rev. Bonds, Series 2008-B, 5.00% 2022	5,000	5,064
Board of Education, Lottery Rev. Bonds, Series 2008-B, 5.00% 2023	4,000	4,022
Board of Education, Public Education Capital Outlay Bonds, Series 2006-D, 5.00% 2037	16,275	15,936
Board of Education, Public Education Capital Outlay Bonds, Series 2007-C, 5.00% 2021	8,735	9,322
Board of Education, Public Education Capital Outlay Bonds, Series 2008-A, 5.50% 2038	5,000	5,142
Board of Education, Public Education Capital Outlay Bonds, Series 2008-B, 5.00% 2034	8,000	7,837
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, MBIA insured, 5.00% 2018	3,920	4,209
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, MBIA insured, 5.00% 2020	5,780	6,014
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2012	1,000	1,069
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2013	4,000	4,316
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2007-B, 5.00% 2012	885	446
Fleming Island Plantation Community Dev. Dist. (Clay County), Series 2000-B, 7.375% 2031 (preref. 2010)	2,940	3,194
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds,
Series 2000-C, 7.10% 2030	8,145	6,495
Fontainbleau Lakes Community Dev. Dist. (Miami-Dade County), Special Assessment Rev. Bonds,
Series 2007-B, 6.00% 2015	5,745	4,505
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Bonds, Series 2007-B, 5.10% 2014	18,500	8,827
Grand Bay at Doral Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds, Series 2007-A, 6.00% 2039	3,350	1,722
Grand Bay at Doral Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds, Series 2007-B, 6.00% 2017	15,000	10,380
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-A, 7.00% 2033	925	808
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-B, 6.25% 2009	60	57
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2001-B, 6.35% 2010	430	287
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	3,330	2,240
Heritage Harbour Market Place Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
Series 2005, 5.60% 2036	3,345	1,975
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.00% 2010 (escrowed to maturity)	1,055	1,123
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.00% 2011 (escrowed to maturity)	1,205	1,316
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.00% 2012 (escrowed to maturity)	2,000	2,234
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.25% 2023 (preref. 2012)	8,000	8,962
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2014 (escrowed to maturity)	125	142
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2015 (escrowed to maturity)	165	189
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2017 (preref. 2015)	150	172
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2020 (preref. 2015)	140	160
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.00% 2016 (escrowed to maturity)	50	58
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2017 (preref. 2016)	85	99
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2019 (preref. 2016)	75	87
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2022 (preref. 2016)	70	81
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2023 (preref. 2016)	145	168
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-I, 5.00% 2029 (put 2009)	4,000	4,104
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-A, 5.00% 2015	1,000	1,028
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-A, 5.00% 2020	455	445
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2014	875	906
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2015	1,160	1,192
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2017	1,050	1,069
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2020	1,000	978
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.00% 2016	1,360	1,396
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2017	2,415	2,484
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2019	2,165	2,178
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2022	1,930	1,841
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2023	1,855	1,739
Hillsborough County Industrial Dev. Auth., Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project),
Series 2007-A, 5.25% 2022	4,945	4,405
Hillsborough County Industrial Dev. Auth., Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project),
Series 2007-A, 5.25% 2027	12,165	9,902
City of Tampa, Capital Improvement Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project),
Series 1999-A, 5.75% 2029	1,000	831
Hillsborough County Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project),
Series 2006, 5.00% 2021	1,835	1,626
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2012	1,000	1,006
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.25% 2015	3,500	3,477
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2018	3,500	3,317
Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project),
Series 2007-A, 5.65% 2018	4,400	4,256
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2006-A, 5.00% 2012	8,700	9,043
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2014	27,000	27,588
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. and Ref. Bonds (Proton Therapy Institute Project),
Series 2007-A, 6.00% 2017	935	794
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. and Ref. Bonds (Proton Therapy Institute Project),
Series 2007-A, 6.25% 2027[2]	2,500	1,869
Jacksonville Electric Auth., St. Johns River Power Park System Rev. Ref. Bonds, Issue Two, Series 17, 5.00% 2015	4,000	4,180
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2007-A, 5.00% 2023	2,130	1,898
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2007-A, 5.00% 2024	1,205	1,048
School Board of Lake County, Certs. of Part., Series 2006-A, AMBAC insured, 5.00% 2025	3,030	2,944
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-A, 7.40% 2032	720	667
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-B, 6.40% 2011	435	409
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2003-A, 6.50% 2032	1,710	1,425
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 4.875% 2010	3,820	3,550
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-A, 5.30% 2038	3,025	1,406
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-B, 5.00% 2011	4,750	2,243
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2020	2,030	1,810
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2023	4,700	3,907
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2024	4,635	3,750
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2032	2,870	2,074
City of Lakeland, Retirement Community First Mortgage Rev. and Ref. Bonds (Carpenter’s Home Estates, Inc. Project),
Series 2008, 5.875% 2019	1,355	1,156
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Country Club East Project),
Series 2006, 5.40% 2037	3,170	1,632
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006, 5.50% 2036	965	508
Landmark at Doral Community Dev. Dist. (City of Doral), Special Assessment Bonds, Series 2006-A, 5.50% 2038	3,000	1,367
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project),
Series 1997-A, 6.25% 2017	5,135	4,347
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2010 (preref. 2009)	1,500	1,567
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2012 (preref. 2009)	1,360	1,423
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2013 (preref. 2009)	1,840	1,925
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2014 (preref. 2009)	500	523
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2015 (preref. 2009)	1,900	1,988
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2021 (preref. 2009)	1,550	1,619
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2029 (preref. 2009)	7,750	8,095
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.00% 2032	6,300	3,557
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.125% 2036	2,750	1,536
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2014	2,000	1,756
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2017	4,680	3,704
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2022	6,150	4,261
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	10,000	6,062
Madeira Community Dev. Dist. (City of St. Augustine), Special Assessment Rev. Bonds, Series 2007-A, 5.45% 2039	4,000	1,964
Madeira Community Dev. Dist. (City of St. Augustine), Special Assessment Rev. Bonds, Series 2007-B, 5.25% 2014	4,750	2,544
Main Street Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds, Series 2008-B, 6.90% 2017	1,500	1,185
Dept. of Management Services, Certs. of Part., 5.00% 2023	5,000	5,012
Dept. of Management Services, Certs. of Part., 5.00% 2024	3,000	2,981
Marion County Hospital Dist., Health System Ref. and Improvement Rev. Bonds (Munroe Regional Health System),
Series 2007, 5.00% 2022	1,000	858
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-A, 7.65% 2032	3,730	3,553
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032	3,370	2,343
Meadow Pointe II, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Ref. Bonds,
Series 2004, 4.60% 2018	3,205	2,612
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2003-A, 6.40% 2034	1,885	1,525
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-1, 4.80% 2009	305	269
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2035	1,535	1,173
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2036	3,900	2,117
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2005, 5.25% 2015	3,000	2,293
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2007-A, 6.25% 2038	6,390	3,572
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2007-B, 6.15% 2014	2,915	2,378
Miami-Dade County Health Facs. Auth., Hospital Rev. Ref. Bonds (Miami Children’s Hospital Project),
Series 2001-A, AMBAC insured, 5.625% 2016 (preref. 2011)	5,495	6,071
Miami-Dade County, G.O. Bonds (Building Better Communities Program), Series 2008-B, 5.875% 2022	4,500	5,002
Miami-Dade County, Water and Sewer System Rev. Ref. Bonds, Series 2008-C, 5.375% 2024	7,500	7,893
School Board of Miami-Dade County, Certs. of Part., Series 2006-C, AMBAC insured, 5.00% 2021	4,900	4,875
School Board of Miami-Dade County, Certs. of Part., Series 2007-A, FGIC insured, 5.00% 2016	2,000	2,108
School Board of Miami-Dade County, Certs. of Part., Series 2007-A, FGIC insured, 5.00% 2018	3,000	3,111
Miami-Dade County Educational Facs. Auth., Rev. Bonds (University of Miami Issue), Series 2008-A, 5.25% 2016	1,000	1,094
Miami-Dade County Educational Facs. Auth., Rev. Bonds (University of Miami Issue), Series 2008-A, 5.25% 2020	2,270	2,378
Miami-Dade County Educational Facs. Auth., Rev. Bonds (University of Miami Issue), Series 2008-A, 5.50% 2038	2,500	2,461
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 1993-D, 6.10% 2022 (escrowed to maturity)	105	123
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment and Rev. Bonds (Parking Garage Project),
Series 2004-A, 6.25% 2037	5,000	3,175
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Infrastructure Project),
Series 2004-B, 6.50% 2037	990	651
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2028	5,000	4,975
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2031	9,000	8,704
New Port Tampa Bay Community Dev. Dist., Special Assessment Bonds (City of Tampa), Series 2006-B, 5.30% 2012	1,500	525
North Springs Improvement Dist. (Broward County), Special Assessment Bonds
(Parkland Golf and Country Club Assessment Area), Series 2005-A-1, 5.45% 2026	970	611
North Springs Improvement Dist., Special Assessment Bonds (Heron Bay North Assessment Area),
Series 2006-A, 5.20% 2027	1,265	760
North Springs Improvement Dist., Special Assessment Bonds (Heron Bay North Assessment Area),
Series 2006-B, 5.00% 2014	840	683
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B),
Series 1999, 5.85% 2013 (preref. 2009)	475	489
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B),
Series 1999, 5.90% 2019 (preref. 2009)	1,085	1,121
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B),
Series 1999, 6.00% 2029 (preref. 2009)	1,100	1,137
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.50% 2010	365	364
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.80% 2026	1,000	825
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2004, 5.25% 2009	3,500	3,554
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2006, 5.00% 2018	1,500	1,635
Orlando Utilities Commission, Water and Electric Rev. Ref. Bonds, Series 2001, 5.25% 2014 (escrowed to maturity)	4,135	4,810
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2020	14,295	11,487
Palm Beach County, Public Improvement Rev. Ref. Bonds (Convention Center Project),
Series 2004, FGIC insured, 5.00% 2030 (put 2011)	1,650	1,780
Solid Waste Auth. of Palm Beach County, Improvement Rev. Bonds, Series 2008-B, 5.50% 2028	5,000	5,127
Parklands Lee Community Dev. Dist. (Bonita Springs), Special Assessment Bonds, Series 2005-B, 5.125% 2011	1,490	734
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2010	2,340	1,188
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2006, 5.00% 2011	1,120	562
Pine Air Lakes Community Dev. Dist. (Collier County), Special Assessment Bonds, Series 2008, 6.75% 2039	3,515	2,395
Pine Air Lakes Community Dev. Dist. (Collier County), Special Assessment Rev. Bonds, Series 2002, 7.25% 2033	1,380	1,242
Polk County, Transportation Improvement Rev. Ref. Bonds, Series 2004, FSA insured, 5.00% 2025 (put 2010)	3,000	3,195
Putnam County Dev. Auth., Pollution Control Rev. Ref. Bonds (Seminole Electric Cooperative, Inc. Project),
Series 2007-B, AMBAC insured, 5.35% 2042 (put 2018)	5,000	5,043
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 2013	1,835	1,414
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2017	2,470	2,188
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2027	3,530	2,451
Sampson Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds,
Series 2000-A, 6.95% 2031 (preref. 2010)	2,465	2,638
Sampson Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Ref. Bonds,
Series 2006, RADIAN insured, 4.50% 2026	1,000	721
Sarasota County, Limited Ad Valorem Tax Bonds (Environmentally Sensitive Lands and Parkland Program),
Series 2008, 5.00% 2020	2,695	2,888
Sarasota County, Limited Ad Valorem Tax Bonds (Environmentally Sensitive Lands and Parkland Program),
Series 2008, 5.00% 2021	2,855	3,021
Seminole Tribe of Florida 5.50% 2024[2]	8,000	5,878
Seminole Tribe of Florida 5.75% 2022[2]	2,125	1,648
Seminole Tribe of Florida 5.25% 2027[2]	5,000	3,432
Six Mile Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds, Series 2007, 5.50% 2017	1,500	799
Six Mile Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds, Series 2007, 5.65% 2022	1,500	709
Six Mile Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds, Series 2007, 5.875% 2038	1,650	716
South Broward Hospital Dist., Hospital Rev. and Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group),
Series 2006, MBIA insured, 5.00% 2020	7,450	7,546
South Broward Hospital Dist., Hospital Rev. and Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group),
Series 2006, MBIA insured, 5.00% 2021	4,895	4,898
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group),
Series 2008, 5.00% 2028	15,000	13,775
South-Dade Venture Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2002, 6.90% 2033	1,855	1,602
City of South Miami Health Facs. Auth., Hospital Rev. Bonds (Baptist Health South Florida Obligated Group),
Series 2007, 5.00% 2013	2,295	2,402
City of South Miami Health Facs. Auth., Hospital Rev. Bonds (Baptist Health South Florida Obligated Group),
Series 2007, 5.00% 2022	5,000	4,883
South Village Community Dev. Dist. (Clay County), Capital Improvement Rev. Bonds, Series 2005-A, 5.70% 2035	1,945	1,107
Split Pine Community Dev. Dist. (City of Jacksonville), Special Assessment Bonds, Series 2007-A, 5.25% 2039	4,500	2,321
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County), Special Assessment Rev. Bonds,
Series 2000-A, 7.00% 2032 (preref. 2010)	1,685	1,805
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County), Special Assessment Rev. Bonds,
Series 2000-B, 6.45% 2010	55	55
Stoneybrook South Community Dev. Dist. (Osceola County), Special Assessment Rev. Bonds, Series 2007-B, 5.45% 2015	14,000	8,975
Sweetwater Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds,
Series 2007-A, 5.50% 2038	1,500	713
Sweetwater Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds,
Series 2007-B-2, 5.125% 2013	2,000	1,227
Tison’s Landing Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005-B, 5.00% 2011	5,920	2,105
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2006, 5.40% 2037	1,485	790
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2007, 6.375% 2017	1,000	818
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2007, 6.45% 2023	2,000	1,451
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2007, 6.55% 2027	3,500	2,412
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2007, 6.65% 2040	2,000	1,275
Turnbull Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2005, 5.80% 2035	960	588
University Square Community Dev. Dist. (Lee County), Capital Improvement Rev. Bonds, Series 2007-A, 5.875% 2038	2,875	1,620
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds,
Series 2001-A, 6.95% 2033 (preref. 2011)	2,755	3,059
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2004, 6.00% 2020	920	715
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2004, 6.25% 2034	5,750	3,871
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-A, 6.75% 2034	985	690
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-B, 5.95% 2012	160	153
Verandah East Community Dev. Dist. (Lee County), Capital Improvement Rev. Bonds, Series 2006, 5.40% 2037	1,970	1,104
Volusia County Educational Facs. Auth., Educational Facs. Rev. and Ref. Bonds
(Embry-Riddle Aeronautical University, Inc. Project), Series 2005, RADIAN insured, 5.00% 2013	1,510	1,493
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 4.00% 2017	1,000	1,053
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.00% 2029	2,000	1,995
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2001-A, 6.95% 2031	445	394
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds, Series 2007-A, 6.60% 2039	1,270	779
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds, Series 2007-B, 6.55% 2015	4,745	2,940
Winter Garden Village at Fowler Groves Community Dev. Dist. (City of Winter Garden), Special Assessment Bonds,
Series 2006, 5.65% 2037	1,975	1,424
World Commerce Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2007, 5.50% 2038	4,000	1,670
		644,967

GEORGIA — 3.17%
Dev. Auth. of the Unified Government of Athens — Clarke County, Health System Rev. Bonds (Catholic Health East Issue),
Series 2007-B, 1.657% 2032[1]	4,985	2,031
Atlanta Dev. Auth., Student Housing Facs. Rev. Bonds (Piedmont/Ellis, LLC
Project Located on the Campus of Georgia State University), Series 2005-A, XLCA insured, 5.00% 2022	5,000	5,120
Atlanta Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University),
Series 2004-A, ACA insured, 6.25% 2024	1,500	970
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.75% 2014 (preref. 2011)	2,145	2,443
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.90% 2024 (preref. 2011)	10,000	11,819
City of Atlanta, Tax Allocation Bonds (Princeton Lakes Project), Series 2006, 5.50% 2031	1,490	985
City of Atlanta, Water and Wastewater Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2022	8,500	8,881
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2004, FSA insured, 5.00% 2012	6,000	6,599
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Second
Series 2008, 5.05% 2048 (put 2012)	3,150	3,282
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project),
Series 2008-C, 5.70% 2043	37,000	33,547
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project),
Series 2008-E, 7.00% 2023	15,000	16,182
Dev. Auth. of Fulton County, Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	5,950	4,081
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.00% 2018	4,455	3,212
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.125% 2027	6,300	3,911
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project),
Series 2006, MBIA insured, 5.25% 2021	15,625	17,594
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project),
Series 2006, MBIA insured, 5.25% 2024	2,500	2,727
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project),
Series 2006, MBIA insured, 5.25% 2025	2,500	2,711
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation I, LLC Project), Series 2008, 6.00% 2034	6,000	5,843
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2017	2,000	1,756
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2017	4,500	3,716
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2018	8,000	6,465
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2019	9,000	7,138
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2020	5,000	3,898
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2021	5,000	3,852
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2008-A, 6.00% 2022[3]	5,500	1,656
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 4.625% 2015	2,500	2,134
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 4.75% 2017	1,945	1,514
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2027	2,625	1,662
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2037	2,775	1,583
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
(Georgia College & State University Foundation Property III, LLC Student Housing System Project),
Series 2004, 5.00% 2014 (escrowed to maturity)	2,000	2,294
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
(Georgia College & State University Foundation Property III, LLC Student Housing System Project),
Series 2004, 5.00% 2015 (preref. 2014)	1,000	1,157
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
(Georgia College & State University Foundation Property III, LLC Student Housing System Project),
Series 2004, 5.625% 2030 (preref. 2014)	5,000	5,949
Dev. Auth. of the City of Milledgeville and Baldwin County, Student Housing Rev. Ref. Bonds
(Georgia College & State University Foundation Property V, LLC Project), Series 2007, AMBAC insured, 1.611% 2033[1]	8,500	4,218
Municipal Electric Auth., General Power Rev. Bonds, Series X, 6.50% 2012	770	823
Municipal Electric Auth., Project One Bond, Fourth Crossover Series, MBIA insured, 6.50% 2012	3,620	3,868
Municipal Electric Auth., Project One Bonds, Series 2008-D, 5.75% 2019	33,500	37,367
Municipal Electric Auth., Project One Bonds, Series 2008-D, 6.00% 2023	11,100	11,989
Municipal Electric Auth., Project One Bonds, Series 2008-D, 5.50% 2026	6,000	6,140
State Road & Tollway Auth., Federal Highway Grant Anticipation Rev. Bonds (GARVEE), Series A, 5.00% 2021	4,000	4,282
		245,399

GUAM — 0.01%
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2023	1,000	922

HAWAII — 0.10%
City and County of Honolulu, G.O. Bonds, Ref. and Improvement, Series 1993-B, 5.00% 2013	1,370	1,534
City and County of Honolulu, G.O. Bonds, Ref. and Improvement, Series 1993-B, 5.00% 2013 (escrowed to maturity)	630	718
City and County of Honolulu, G.O. Bonds, Series 2001-A, FSA insured, 5.375% 2012 (preref. 2011)	2,000	2,199
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution),
Series 2001, AMBAC insured, 5.50% 2015 (preref. 2011)	1,875	2,055
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution),
Series 2001, AMBAC insured, 5.50% 2016 (preref. 2011)	1,000	1,096
		7,602

IDAHO — 0.06%
Boise State University, Rev. Ref. Bonds, Series A, 5.00% 2014	2,000	2,210
Housing Fin. Assn., Grant and Rev. Anticipation Bonds, Series A, 5.00% 2027	2,260	2,275
		4,485

ILLINOIS — 8.50%
Village of Bartlett, Cook, DuPage and Kane Counties, Tax Increment Rev. Ref. Bonds (Bartlett Quarry Redev. Project),
Series 2007, 5.35% 2017	3,300	2,826
Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1, Special Tax Bonds
(Forest City Project), Series 2005, 5.90% 2027	2,000	1,360
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.375% 2016	1,500	1,602
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2016	4,470	4,787
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2016	3,000	3,225
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2017	8,000	8,568
Village of Cary, McHenry County, Special Service Area Number One, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 5.00% 2030	1,950	1,525
Central Lake County Joint Action Water Agcy., Water Rev. Ref. Bonds, Series 2003, AMBAC insured, 5.25% 2015	5,095	5,577
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2018	5,120	5,450
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2019	5,375	5,661
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2020	5,640	5,886
City of Chicago, Chicago O’Hare International Airport, Special Fac. Rev. Ref. Bonds (American Airlines, Inc. Project),
Series 2007, 5.50% 2030	8,000	3,485
City of Chicago, G.O. Bonds (Emergency Telephone System), Ref. Series 1999, FGIC insured, 5.25% 2020	2,000	2,214
City of Chicago, G.O. Bonds, Project and Ref. Series 2007-A, AMBAC insured, 5.00% 2023	5,085	5,201
City of Chicago, G.O. Bonds, Project and Ref. Series 2007-C, MBIA insured, 5.00% 2013	1,000	1,088
City of Chicago, Gas Supply Rev. Ref. Bonds (Peoples Gas Light and Coke Co. Project),
Series 2000-B, 4.75% 2030 (put 2014)	3,000	3,059
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2019	2,000	2,053
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2020	1,000	1,016
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2021	12,000	12,061
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, FGIC insured, 5.00% 2033	10,000	9,352
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2008-A, FSA insured, 5.00% 2023	4,000	4,063
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 1993-A, MBIA insured, 5.00% 2012	1,500	1,608
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B, FGIC insured, 5.25% 2015	1,500	1,611
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B, MBIA insured, 5.25% 2016	3,000	3,221
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
(Dedicated Tax Rev.), Series 1997, AMBAC insured, 6.75% 2012	1,000	1,153
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
(Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2011	2,745	2,546
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
(Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2014	7,085	5,768
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
(Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2015	3,245	2,511
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
(Dedicated Tax Rev.), Series 1998-B, FGIC insured, 0% 2014	2,000	1,628
Board of Education of the City of Chicago, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2008-C, 5.00% 2028	9,915	9,902
Board of Education of the City of Chicago, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2008-C, 5.00% 2029	5,000	4,955
City of Chicago, Water Rev. Bonds, Series 1997, FGIC insured, 0% 2014	3,500	2,902
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Capital Improvement Bonds,
Limited Tax Series D of December 2002, 5.00% 2012	2,650	2,951
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Ref. Bonds,
Unlimited Tax Series A of March 2007, 5.00% 2020	6,000	6,694
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Ref. Bonds,
Unlimited Tax Series of May 2006, 5.00% 2023	7,000	7,312
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, FSA insured, 5.00% 2019	10,455	10,965
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, FSA insured, 5.00% 2020	12,565	12,997
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, FSA insured, 5.00% 2022	13,885	14,093
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Admin. Section 5307 Formula Funds),
Series 2004-B, AMBAC insured, 5.00% 2011	2,000	2,122
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds
(Federal Transit Administration Section 5309 Guideway Modernization Formula Funds), Series 2008-A, 5.00% 2020	5,000	5,213
Civic Center Bonds, Special State Obligation Bonds, Series 1991, AMBAC insured, 6.25% 2020	6,500	7,762
County of Cook, G.O. Capital Improvement Bonds, Series 1996, FGIC insured, 6.50% 2011	4,000	4,478
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 1994-D, FGIC insured, 7.75% 2019	4,500	5,798
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2002-B, FGIC insured, 5.375% 2014	4,000	4,368
Dev. Fin. Auth., Rev. Bonds (Provena Health), Series 1998-A, MBIA insured, 5.50% 2010	5,120	5,201
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust), 5.50% 2016	7,165	7,817
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust), 5.50% 2017	2,885	3,147
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.45% 2036 (put 2014)	1,000	1,000
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.60% 2036 (put 2015)	6,000	5,985
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.75% 2036 (put 2016)	2,000	2,001
Educational Facs. Auth., Rev. Bonds (Loyola University of Chicago), Series 2003-A, 5.00% 2026	6,000	5,531
Educational Facs. Auth., Rev. Bonds (Northwestern University), Series 2003, 5.00% 2017	3,255	3,563
Educational Facs. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2003-A, 5.375% 2018	3,000	3,126
Educational Facs. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2003-A, 5.375% 2023	1,500	1,519
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project),
Series 2002, 6.00% 2022 (preref. 2012)	1,250	1,429
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project),
Series 2002, 6.25% 2030 (preref. 2012)	7,000	8,058
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project),
Series 2002, 6.625% 2017 (preref. 2012)	3,860	4,488
Fin. Auth., Charter School Rev. Project and Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2021	1,975	1,508
Fin. Auth., Charter School Rev. Project and Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2026	1,475	1,015
Fin. Auth., Charter School Rev. Project and Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2036	500	307
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-D, 6.50% 2038	3,000	3,105
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.50% 2009	840	849
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.625% 2010	1,310	1,325
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, 4.875% 2013	2,130	2,153
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, MBIA insured, 5.25% 2018	2,115	2,137
Health Facs. Auth., Rev. Ref. Bonds (Lutheran General Health), Series 1993-C, 6.00% 2018	2,705	3,134
Fin. Auth., Rev. Bonds (Alexian Brothers Health System), Series 2008, 5.50% 2038	6,600	5,246
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.125% 2028	580	545
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.00% 2025	1,000	636
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.125% 2038	12,500	6,988
Fin. Auth., Rev. Bonds (DePaul University), Series 2008, 4.75% 2028	500	450
Fin. Auth., Rev. Bonds (DePaul University), Series 2008, 5.00% 2024	2,650	2,585
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2016	2,035	2,235
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2017	1,860	2,037
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2018	1,010	1,097
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2015	1,000	1,075
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2016	1,700	1,813
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-C, XLCA insured, 3.50% 2027 (put 2011)[1]	20,395	20,775
Fin. Auth., Rev. Bonds (Elmhurst Memorial Healthcare), Series 2008-A, 5.625% 2037	22,500	15,227
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. — Obligated Group), Series 2007-A, 5.00% 2026	15,550	14,804
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. — Obligated Group), Series 2007-A, FSA insured, 5.00% 2028	18,845	17,783
Fin. Auth., Rev. Bonds (Monarch Landing, Inc. Fac.), Series 2007-A, 7.00% 2027	6,510	4,810
Fin. Auth., Rev. Bonds (Monarch Landing, Inc. Fac.), Series 2007-A, 7.00% 2042	10,000	6,760
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2008-A, 5.25% 2028	3,000	2,841
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2007-A, 5.25% 2022	2,500	2,224
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2037	2,500	2,051
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2009	2,500	2,521
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2014	1,000	1,000
Fin. Auth., Rev. Bonds (Palos Community Hospital), Series 2007-A, MBIA insured, 5.00% 2021	2,300	2,064
Fin. Auth., Rev. Bonds (Palos Community Hospital), Series 2007-A, MBIA insured, 5.00% 2022	4,520	3,980
Fin. Auth., Rev. Bonds (Palos Community Hospital), Series 2007-A, MBIA insured, 5.00% 2023	4,755	4,125
Fin. Auth., Rev. Bonds (Roosevelt University Project), Series 2007, 5.25% 2022	500	440
Fin. Auth., Rev. Bonds (Roosevelt University Project), Series 2007, 5.50% 2037	1,000	803
Fin. Auth., Rev. Bonds (Sedgebrook, Inc. Fac.), Series 2007-A, 6.00% 2027	4,000	2,453
Fin. Auth., Rev. Bonds (Sedgebrook, Inc. Fac.), Series 2007-A, 6.00% 2037	4,000	2,233
Fin. Auth., Rev. Bonds (Sedgebrook, Inc. Fac.), Series 2007-A, 6.00% 2042	7,000	3,840
Fin. Auth., Rev. Bonds (Sherman Health Systems), Series 2007-A, 5.50% 2037	3,000	1,975
Health Facs. Auth., Rev. Bonds (Sherman Health Systems), Series 1997, AMBAC insured, 5.50% 2010	2,595	2,609
Fin. Auth., Rev. Bonds (SwedishAmerican Hospital), Series 2004, AMBAC insured, 5.00% 2009	2,335	2,356
Fin. Auth., Rev. Bonds (SwedishAmerican Hospital), Series 2004, AMBAC insured, 5.00% 2014	1,740	1,739
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.625% 2018	2,320	1,879
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2026	1,750	1,216
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2038	1,250	750
Fin. Auth., Rev. Bonds (University of Chicago), Series 2004-A, 5.00% 2012	1,000	1,100
Fin. Auth., Rev. Bonds (University of Chicago), Series 2004-A, 5.00% 2024	1,000	1,025
Fin. Auth., Rev. Bonds (University of Chicago), Series 2004-A, 5.00% 2034	5,500	5,468
Fin. Auth., Rev. Bonds (University of Chicago), Series 2007, 5.00% 2019	1,225	1,349
Fin. Auth., Rev. Bonds (University of Chicago), Series 2007, 5.00% 2020	1,340	1,453
Fin. Auth., Rev. Bonds (University of Chicago), Series 2007, 5.00% 2021	2,455	2,625
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.75% 2033	1,250	1,309
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 6.25% 2038	12,000	13,015
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A, 6.125% 2027 (preref. 2009)	2,000	2,046
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2007, 5.00% 2022	3,440	3,395
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2007, 5.00% 2023	6,000	5,823
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2018	1,070	948
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.125% 2026	7,800	6,049
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.25% 2037	7,725	5,408
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2017	1,000	988
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2018	1,910	1,863
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2019	2,005	1,921
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2020	2,105	1,978
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 4.50% 2026	5,360	4,163
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-A, 5.25% 2034	7,990	5,647
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2015	2,095	1,999
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.25% 2019	7,760	6,968
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2025	10,000	7,682
G.O. Bonds, Illinois FIRST, Series of May 2001, FSA insured, 5.50% 2016	2,000	2,335
G.O. Bonds, Series of January 2006, 5.00% 2016	3,000	3,388
G.O. Bonds, Series of January 2006, 5.00% 2020	10,000	10,729
G.O. Bonds, Series of June 2006-A, 5.00% 2013	7,475	8,317
G.O. Bonds, Series of March 2004-A, 5.00% 2034	10,870	10,808
G.O. Ref. Bonds, Series of June 2006, 5.00% 2018	9,330	10,538
Village of Hampshire (Kane County), Special Service Area Number 16, Special Tax Bonds
(Crown Dev. Projects — Prairie Ridge West), Series 2007-A, 6.00% 2046	1,000	505
Village of Hampshire (Kane County), Special Service Area Number 19, Special Tax Bonds
(Crown Dev. Projects — Prairie Ridge East), Series 2007-A, 6.00% 2046	1,770	894
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.125% 2011 (preref. 2010)	2,835	3,075
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.25% 2012 (preref. 2010)	4,425	4,809
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2009	2,290	2,314
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.20% 2012	2,200	2,223
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2013	2,430	2,455
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2018	5,050	5,029
Health Facs. Auth., Rev. Bonds (Children’s Memorial Hospital),
Series 1999-A, AMBAC insured, 5.75% 2010 (preref. 2009)	1,835	1,892
Health Facs. Auth., Rev. Bonds (Children’s Memorial Hospital),
Series 1999-A, AMBAC insured, 5.75% 2011 (preref. 2009)	1,690	1,743
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2001, 5.875% 2031	3,500	2,558
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2028	1,000	776
Health Facs. Auth., Rev. Bonds (Edward Hospital Obligated Group), Series 2001-A, FSA insured, 5.50% 2012	2,545	2,695
Health Facs. Auth., Rev. Bonds (Evangelical Hospitals Corp.), Series 1992-C, 6.25% 2022 (escrowed to maturity)	4,000	4,843
Health Facs. Auth., Rev. Bonds (Lutheran Senior Ministries Obligated Group — Lutheran Hillside Village Project),
Series 2001-A, 7.375% 2031 (preref. 2011)	1,500	1,700
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 6.25% 2019 (preref. 2009)	1,500	1,573
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2000, 6.85% 2029 (preref. 2010)	2,500	2,750
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2002, 5.75% 2022 (preref. 2012)	5,000	5,585
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2010	1,095	1,102
Housing Dev. Auth., Housing Bonds, Series G, 4.55% 2021	1,055	1,018
Housing Dev. Auth., Housing Bonds, Series G, 4.65% 2026	3,000	2,772
Community Unit School Dist. No. 308, Kendall, Kane and Will Counties, G.O. School Bonds,
Series 2002-B, FGIC insured, 5.25% 2015 (preref. 2012)	2,775	3,100
Village of Lakemoor, McHenry and Lake Counties, Special Service Area Number 97-1, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.55% 2016	1,156	1,055
Village of Manhattan (Will County), Special Service Area Number 2007-5, Special Tax Bonds
(Lakeside Towns at Liberty Center Project), Series 2007, 6.125% 2040	2,300	1,208
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds
(Groebe Farm-Stonegate Project), Series 2007, 5.75% 2022	2,450	1,502
Metropolitan Pier and Exposition Auth., Ref. Bonds (McCormick Place Expansion Project),
Series 2002-B, MBIA insured, 5.25% 2011	2,000	2,161
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Ref. Bonds
(Lakewood Creek Project), Series 2006, RADIAN insured, 4.70% 2030	986	662
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2013	1,470	1,481
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2015	1,000	984
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2017	1,000	969
City of Springfield, Electric Rev. Bonds, Series 2008, 5.00% 2036	5,500	5,227
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2008-B, 5.50% 2033	12,000	12,303
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds,
Series 2001-A, AMBAC insured, 5.50% 2021	2,670	3,030
Board of Trustees of the University of Illinois, Certs. of Part. (Ref. and Projects),
Series 2007-A, FSA insured, 5.00% 2025	7,145	7,265
Community Unit School Dist. No. 365-U, Will County (Valley View), G.O. Capital Appreciation School Bonds,
Series 2002, FSA insured, 0% 2017	2,000	1,454
Forest Preserve Dist. of Will County, G.O. Bonds, Series 2005-A, MBIA insured, 5.00% 2016	1,500	1,684
Forest Preserve Dist. of Will County, G.O. Bonds, Series 2005-A, MBIA insured, 5.00% 2017	1,500	1,681
		657,394

INDIANA — 2.52%
City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project), Series 2007, 5.00% 2024	1,355	991
City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project), Series 2007, 5.00% 2032	1,650	1,064
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series N, FSA insured, 5.00% 2024	2,595	2,656
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series N, FSA insured, 5.00% 2025	1,435	1,460
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series N, FSA insured, 5.00% 2026	1,000	1,012
Boone County Hospital Assn., Lease Rev. Bonds, Series 2001, FGIC insured, 5.00% 2010 (escrowed to maturity)	1,255	1,303
Dev. Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Inland Steel Co. Project No. 15), Series 1997-A, 5.75% 2011	4,000	3,802
Fin. Auth., Educational Facs. Rev. Bonds (Valparaiso University Project), Series 2007, 5.00% 2027	1,800	1,672
Fin. Auth., Educational Facs. Rev. Bonds (Valparaiso University Project), Series 2007, 5.00% 2033	3,540	3,071
Fin. Auth., Health System Rev. Ref. Bonds (Sisters of St. Francis Health Services, Inc. Obligated Group),
Series 2008-C, 5.375% 2032	6,335	5,834
Fin. Auth., State Revolving Fund Program Bonds, Series 2005-A, 5.25% 2017	1,500	1,730
Fin. Auth., State Revolving Fund Program Bonds, Series 2007-B, 5.00% 2024	5,535	5,777
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group),
Series 2006-A, 5.00% 2036	1,500	1,098
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group),
Series 2006-A, 5.00% 2039	19,250	13,901
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2017	1,295	1,245
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2018	1,425	1,351
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2023	13,500	11,477
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2033	10,000	7,446
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obilgated Group), Series 2007, 5.25% 2017	1,400	1,343
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obilgated Group), Series 2007, 5.50% 2022	5,000	4,486
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2027	5,870	4,869
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2037	7,000	5,374
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group),
Series 2006-B-5, 5.00% 2036	10,000	9,153
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2015	1,275	1,355
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2016	1,605	1,698
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.00% 2018	1,735	1,788
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-1, 5.00% 2027	3,000	3,110
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series 1999-D, 5.25% 2016 (preref. 2009)	3,000	3,131
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2012	2,000	2,027
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2014	3,520	3,523
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2015	3,200	3,197
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2019	4,195	3,978
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Holy Cross Health System Corp.), Series 1998, MBIA insured, 5.375% 2010	7,095	7,181
Trustees of Indiana University, Student Fee Bonds, Series O, FGIC insured, 5.375% 2016	4,690	5,424
Indianapolis Local Public Improvement Bond Bank Bonds (Waterworks Project), Series 2007-B, MBIA insured, 5.25% 2023	10,420	11,319
Indianapolis Local Public Improvement Bond Bank Bonds (Waterworks Project), Series 2007-B, MBIA insured, 5.25% 2023	6,055	6,581
Trustees of Ivy Tech State College, Student Fee Bonds, Series H, AMBAC insured, 5.00% 2014	1,000	1,075
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-A, MBIA insured, 5.60% 2016	1,000	1,002
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, MBIA insured, 5.60% 2016	1,000	1,002
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, MBIA insured, 5.85% 2019	3,000	2,963
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 2003, AMBAC insured, 5.70% 2017	3,000	3,004
Marion County, Convention and Recreational Facs. Auth., Excise Taxes Lease Rental Rev. Ref. Bonds,
Series 2001-A, MBIA insured, 5.50% 2015	3,370	3,561
North Side High School Building Corp. (Fort Wayne), First Mortgage Ref. Bonds, Series 2007, FSA insured, 5.00% 2018	1,650	1,865
City of Petersburg, Pollution Control Rev. Ref. Bonds (Indianapolis Power & Light Co. Project),
Series 1993-B, AMBAC insured, 5.40% 2017	5,000	5,263
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2018	1,130	1,298
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2019	1,430	1,627
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2025	1,980	2,148
Trustees of Purdue University, Student Fee Bonds, Series R, 5.375% 2015	1,250	1,365
State Office Building Commission, Facs. Rev. Bonds (New Castle Correctional Fac.),
Series 2002-A, FGIC insured, 5.25% 2012	2,590	2,866
State Office Building Commission, Rev. Bonds (Correctional Facs. Program), Series 1995-B, AMBAC insured, 6.25% 2012	8,490	9,120
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2013	2,000	2,239
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2014	2,000	2,229
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2019	1,245	1,112
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2026	4,590	3,674
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.50% 2027	1,835	1,281
		195,121

IOWA — 0.34%
City of Altoona, Annual Appropriation Urban Renewal Tax Increment Rev. Bonds, Series 2008, 5.00% 2014	1,000	983
Coralville, Annual Appropriation Urban Renewal Tax Increment Rev. Bonds, Series 2007-C, 5.00% 2018	1,715	1,734
Fin. Auth., Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999, FSA insured, 5.50% 2011 (preref. 2009)	1,420	1,467
Fin. Auth., Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999, FSA insured, 5.60% 2012 (preref. 2009)	1,375	1,421
Fin. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2000-A, 6.00% 2018	4,395	4,527
Fin. Auth., Rev. Ref. Bonds (Mercy Health Services Obligated Group), Series 1997-V, 5.00% 2010 (escrowed to maturity)	590	595
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2000-B, AMBAC insured, 6.00% 2027	5,000	5,077
Higher Education Loan Auth., Private College Fac. Rev. Bonds (Wartburg College Project), Series 2005-B, 5.50% 2031	3,500	2,973
Higher Education Loan Auth., Private College Fac. Rev. Bonds (Wartburg College Project), Series 2005-B, 5.55% 2037	1,000	831
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2012 (preref. 2011)	1,500	1,630
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2013 (preref. 2011)	3,500	3,805
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014 (preref. 2011)	1,500	1,630
		26,673

KANSAS — 0.23%
City of Lawrence, Hospital Rev. Bonds (Lawrence Memorial Hospital), Series 2006, 5.25% 2018	890	888
City of Lawrence, Hospital Rev. Bonds (Lawrence Memorial Hospital), Series 2006, 5.25% 2020	530	512
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. — Southridge Project),
Series 2002-C, 6.875% 2032 (preref. 2012)	1,000	1,165
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.25% 2022	2,500	1,753
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.50% 2039	13,000	7,184
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project),
Series 2006, 4.85% 2016	1,470	1,263
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project),
Series 2006, 5.125% 2028	2,000	1,297
City of Salina, Hospital Ref. and Improvement Rev. Bonds (Salina Regional Health Center, Inc.),
Series 2006, 4.625% 2031	1,825	1,348
Unified Government of Wyandotte County/Kansas City, Tax-Exempt Sales Tax Special Obligation Rev. Ref. Bonds
(Redev. Project Area B), Series 2005-C, 3.85% 2013	960	968
Unified Government of Wyandotte County/Kansas City, Transportation Dev. Dist. Sales Tax Rev. Bonds
(Legends at Village West Project), Series 2006, 4.60% 2016	1,820	1,540
		17,918

KENTUCKY — 0.39%
City of Ashland, Pollution Control Rev. Ref. Bonds (Ashland Inc. Project), Series 1999, 5.70% 2009 (escrowed to maturity)	5,250	5,418
Econ. Dev. Fin. Auth., Hospital Rev. Bond (Baptist Healthcare System Obligated Group), Series 2009-A, 5.00% 2017	3,000	3,130
Econ. Dev. Fin. Auth., Hospital Rev. Bond (Baptist Healthcare System Obligated Group), Series 2009-A, 5.375% 2024	1,000	1,002
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.60% 2009	3,305	3,302
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.70% 2010	490	468
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.75% 2011	2,190	2,042
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.85% 2017	2,000	1,550
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, ASSURED GUARANTY insured, 6.00% 2033	3,000	3,075
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, ASSURED GUARANTY insured, 6.00% 2042	3,000	3,063
Louisville/Jefferson County Metro Government, Health Facs. Rev. Bonds
(Jewish Hospital & St. Mary’s HealthCare, Inc. Project), Series 2008, 6.125% 2037	6,900	6,791
		29,841

LOUISIANA — 2.90%
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2017	7,500	7,365
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2019	22,000	20,960
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2020	7,000	6,525
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-C-1, CIFG insured, 12.00% 2027[1]	9,325	9,325
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-C-3, CIFG insured, 11.50% 2025[1]	23,775	23,775
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-C-4, CIFG insured, 12.50% 2024[1]	15,750	15,750
East Baton Rouge Mortgage Fin. Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
Series 2007-A, 5.40% 2038	1,400	1,430
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 5.50% 2010	905	902
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.15% 2018	2,000	1,760
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.20% 2028	3,950	2,934
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-B, 4.75% 2028	1,370	1,346
Housing Fin. Agcy., Multi-family Mortgage Rev. Ref. Bonds (Section 8 Assisted — 202 Elderly Projects),
Series 2006-A, 4.75% 2031	1,890	1,660
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Home Ownership Program), Series 2007-A-1, 5.85% 2038	6,600	6,898
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Home Ownership Program), Series 2008-A, 6.55% 2040	1,000	1,063
Jefferson Parish Fin. Auth., Single-family Mortgage Rev. Bonds, Series 2007-C, 5.70% 2039	2,000	2,074
Jefferson Parish Hospital Services Dist. No. 2, Hospital Rev. Bonds (West Jefferson Medical Center),
Series 1998-A, FSA insured, 5.25% 2011	2,000	2,032
Lafayette Public Trust Fncg. Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
Series 2007 (Go Zone), 5.35% 2041	8,523	8,471
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Capital Project and Equipment Acquisition Program), Series 2000-A, AMBAC insured, 6.30% 2030	11,500	10,078
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects),
Series 2007, 6.75% 2032	30,000	19,903
Military Dept., Custodial Receipts, 5.00% 2021	10,435	10,335
Parish of Morehouse, Pollution Control Rev. Ref. Bonds (International Paper Co. Project), Series 2001-A, 5.25% 2013	11,000	9,732
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project),
Series 1998-A, FSA insured, 5.75% 2014	3,495	3,850
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project),
Series 1998-A, FSA insured, 5.75% 2018	4,000	4,418
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project),
Series 2002-A, MBIA insured, 5.375% 2015 (preref. 2013)	3,000	3,431
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.25% 2038	9,000	6,543
Public Facs. Auth., Rev. Bonds (Ochsner Community Hospitals Project), Series 2007-B, 5.25% 2027	1,500	1,204
Parish of St. John the Baptist, Rev. Bonds (Marathon Oil Corp. Project), Series 2007-A, 5.125% 2037	21,700	16,013
Fin. Auth. of St. Tammany Parish, Single-family Mortgage Rev. Bonds (Home Ownership Program),
Series 2007-A, 4.85% 2039	956	889
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	30,920	23,699
		224,365

MAINE — 0.16%
Fin. Auth., Rev. Obligation Securities, Point Lookout Issue, Series 2008, 9.875% 2017[4]	15,000	12,765

MARYLAND — 1.24%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	1,431	753
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029 (preref. 2009)	2,220	2,306
Anne Arundel County, Special Obligation Bonds (National Business Park Project),
Series 2000, 7.375% 2028 (preref. 2010)	1,000	1,093
Baltimore County, G.O. Bonds, Metropolitan Dist. Ref. Bonds, Series 2004, 5.00% 2015	7,485	8,490
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	1,000	863
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2027	2,000	1,576
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	17,000	12,084
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)	2,080	2,386
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	2,000	1,483
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects),
Series 2008, 5.25% 2023	1,300	1,035
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects),
Series 2006, CIFG insured, 5.00% 2020	1,000	821
Frederick County, G.O. Public Facs. Bonds of 1999, 5.75% 2019 (preref. 2009)	6,430	6,611
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025	3,000	2,274
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95% 2030	1,172	747
G.O. Bonds, State and Local Facs., Second Series Loan of 2005, Series A, 5.00% 2009	17,485	17,824
G.O. Bonds, State and Local Facs., Second Series Loan of 2007, 5.00% 2010	6,000	6,352
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2026	2,265	1,669
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	6,015	3,998
Health and Higher Educational Facs. Auth., FHA insured Mortgage Rev Bonds (Western Maryland Health System Issue),
Series 2006-A, MBIA insured, 5.00% 2023	6,110	5,799
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds
(PUMH of Maryland, Inc. — Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2019	2,400	1,507
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue),
Series 1993, 5.50% 2013 (escrowed to maturity)	1,135	1,200
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue),
Series 1993, 5.50% 2021 (escrowed to maturity)	1,225	1,229
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue),
Series 2008, ASSURED GUARANTY insured, 5.00% 2019	1,500	1,564
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2007, 4.75% 2034	1,500	970
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue), Series 2008, 5.75% 2033	1,500	1,177
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2011	1,000	1,031
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2014	2,000	2,126
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.375% 2024	3,225	3,041
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.),
Series 2002-A, RADIAN insured, 5.375% 2020	1,000	859
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	2,000	1,102
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.70% 2026	1,000	593
Prince George’s County, Special Obligation Ref. Bonds (Woodview Village Phase II Infrastructure Improvements),
Series 2006, RADIAN insured, 5.00% 2032	1,150	872
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	1,245	647
		96,082

MASSACHUSETTS — 1.54%
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2017	750	799
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2019	1,000	1,037
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2021	2,000	2,006
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.25% 2014	675	709
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.25% 2026	1,490	1,230
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.00% 2036	1,000	729
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.25% 2016	1,450	1,155
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.25% 2017	1,525	1,155
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.50% 2022	2,000	1,365
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.50% 2027	1,500	914
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.75% 2035	1,000	570
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.75% 2042	2,500	1,373
Federal Highway Grant Anticipation Notes, Series 1998-A, 5.50% 2013	3,500	4,043
G.O. Bonds, Consolidated Loan of 2000, Series B, 6.00% 2016 (preref. 2010)	8,200	8,730
G.O. Ref. Bonds, Series 2004-A, 5.25% 2021	15,000	17,108
G.O. Ref. Bonds, Series 2008-A, 5.00% 2028	10,000	10,220
Health and Educational Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue),
Series 2007-A, 5.25% 2022	1,315	1,226
Health and Educational Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue),
Series 2007-A, 5.25% 2026	1,605	1,400
Health and Educational Facs. Auth., Rev. Bonds (CareGroup Issue), Series 2008-E-1, 5.00% 2028	2,000	1,577
Health and Educational Facs. Auth., Rev. Bonds (CareGroup Issue), Series 2008-E-1, 5.125% 2033	2,500	1,891
Health and Educational Facs. Auth., Rev. Bonds (CareGroup Issue), Series 2008-E-2, 5.375% 2025	2,500	2,182
Health and Educational Facs. Auth., Rev. Bonds (Harvard University Issue), Series 2009-A, 5.50% 2036	5,820	6,175
Health and Educational Facs. Auth., Rev. Bonds (Lahey Clinic Medical Center Issue),
Series 2005-C, FGIC insured, 5.00% 2015	2,500	2,466
Health and Educational Facs. Auth., Rev. Bonds (Lahey Clinic Medical Center Issue),
Series 2005-C, FGIC insured, 5.00% 2016	5,945	5,798
Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue),
Series 2008-N, 5.00% 2038	3,775	3,826
Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue),
Series 2008-O, 6.00% 2036	1,000	1,106
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series C, 6.00% 2015	1,335	1,437
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series E, 5.00% 2014	1,085	1,146
Housing Fin. Agcy., Housing Bonds, Series 2003-A, 3.90% 2010	6,520	6,670
Housing Fin. Agcy., Housing Bonds, Series 2003-B-1, 4.50% 2014	970	1,010
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2003-C, 5.25% 2013	2,000	2,269
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2004-C, 5.50% 2017	3,000	3,550
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 4), MBIA insured, 5.25% 2015	2,000	2,071
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 6),
Series A, MBIA insured, 5.00% 2010	1,000	1,030
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 6),
Series A, MBIA insured, 5.25% 2015	5,000	5,176
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2017	3,550	3,979
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2018	5,045	5,649
Water Pollution Abatement Trust, Pool Program Bonds, Series 11, 5.25% 2018	1,000	1,167
Water Resources Auth., General Rev. Ref. Bonds, Series 2009-B, 5.00% 2022	1,000	1,086
Water Resources Auth., General Rev. Ref. Bonds, Series 2009-B, 5.00% 2024	1,000	1,057
Water Resources Auth., General Rev. Ref. Bonds, Series 2009-B, 5.00% 2039	1,000	991
		119,078

MICHIGAN — 2.59%
Certs. of Part. (New Center Dev. Inc.), Series 2004-A, MBIA insured, 5.00% 2031 (put 2011)	5,000	5,020
Econ. Dev. Corp. of the Township of Cornell, Environmental Improvement Rev. Ref. Bonds
(MeadWestvaco-Escanaba Paper Co. Project), Series 2002, 5.875% 2018 (preref. 2012)	4,500	5,079
Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. and Ref. Bonds (Henry Ford Village, Inc. Project),
Series 2008, 7.00% 2038	5,800	4,381
City of Detroit, G.O. Ref. Bonds (Unlimited Tax), Series 2004-B-1, AMBAC insured, 5.25% 2016	2,000	1,820
City of Detroit, Sewage Disposal System Rev. Ref. Bonds (Tax-Exempt Notes),
Series 2006-D, FSA insured, 1.561% 2032[1]	4,880	2,946
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.),
Series 1998-C, FGIC insured, 5.25% 2025	1,955	1,924
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.),
Series 2005-A, FSA insured, 5.00% 2016	4,000	4,274
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.),
Series 2005-A, FSA insured, 5.00% 2018	4,920	5,155
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2028	500	312
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2017	5,000	5,367
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2018	5,000	5,303
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2019	2,500	2,589
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2008, 5.00% 2012	1,390	1,475
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Kalamazoo College Project), Series 2007-A, 5.00% 2036	1,080	956
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2018	1,735	1,636
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2020	2,215	1,998
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2021	2,165	1,906
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2038	10,000	7,236
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Oakwood Obligated Group), Series 2007-A, 5.00% 2015	1,000	983
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Oakwood Obligated Group), Series 2007-A, 5.00% 2016	1,000	974
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Oakwood Obligated Group), Series 2007-A, 5.00% 2017	3,000	2,895
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2003, 5.50% 2016	7,475	7,412
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Sparrow Obligated Group), Series 2007, 5.00% 2013	1,500	1,502
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Sparrow Obligated Group), Series 2007, 5.00% 2016	1,200	1,163
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Sparrow Obligated Group), Series 2007, 5.00% 2018	1,000	945
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2001, 5.25% 2010	1,000	1,030
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2001, 5.25% 2011	1,285	1,328
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group), Series 1998-A, 5.00% 2013	1,000	909
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group), Series 1998-A, 5.00% 2014	1,525	1,331
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater Detroit), Series 1995, 6.625% 2016	1,760	1,528
Hospital Fin. Auth., Hospital Rev. Bonds (Henry Ford Health System), Series 1999-A, 5.80% 2012 (preref. 2009)	1,075	1,124
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2014 (preref. 2013)	2,440	2,787
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2015 (preref. 2013)	5,000	5,712
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2016 (preref. 2013)	2,500	2,856
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2026	7,720	6,594
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 4.75% 2031	3,360	2,526
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2036	9,705	7,471
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2002-C, 5.375% 2023	1,000	1,004
Hospital Fin. Auth., Rev. and Ref. Bonds (Trinity Health Credit Group), Series 2008-A, 6.00% 2034 (put 2017)	2,500	2,684
Hospital Fin. Auth., Rev. and Ref. Bonds (Trinity Health Credit Group), Series 2008-A, 6.50% 2033	5,000	5,226
Hospital Fin. Auth., Rev. and Ref. Bonds (McLaren Health Care), Series 2008-A, 5.75% 2038	5,000	4,585
Hospital Fin. Auth., Rev. Bonds (McLaren Health Care), Series 2005-C, 5.00% 2020	4,580	4,454
Kent Hospital Fin. Auth., Rev. and Ref. Bonds (Spectrum Health), Series 2005-B, 5.00% 2011	2,000	2,065
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	6,000	6,221
Kent Hospital Fin. Auth., Rev. Bonds (Spectrum Health), Series 2001-A, 5.50% 2014 (preref. 2011)	1,000	1,102
Kent Hospital Fin. Auth., Rev. Bonds (Spectrum Health), Series 2001-B, 5.50% 2017 (preref. 2011)	1,100	1,213
County of Monroe Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group),
Series 2006, 5.50% 2019	1,405	1,090
County of Monroe Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group),
Series 2006, 5.50% 2035	1,500	868
Municipal Bond Auth., Public School Academy Facs. Program Rev. Bonds (YMCA Service Learning Academy Project),
Series 2001, 7.75% 2031	4,150	3,388
Municipal Bond Auth., School Loan Rev. Ref. Bonds, Series 2003-A, 5.25% 2013	10,790	11,898
Municipal Bond Auth., State Clean Water Revolving Fund Rev. Bonds, Series 2006, 5.00% 2016	1,000	1,140
Municipal Bond Auth., State Clean Water Revolving Fund Rev. Bonds, Series 2006, 5.00% 2017	1,500	1,690
Municipal Bond Auth., State Revolving Fund and Clean Water Revolving Fund Rev. Bonds, Series 2001, 5.25% 2016	3,000	3,227
Public Power Agcy., Rev. Ref. Bonds (Belle River Project), Series 2002-A, MBIA insured, 5.25% 2018	2,000	2,290
South Central Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, AMBAC insured, 5.00% 2009	2,000	2,037
City of Royal Oak Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 8.00% 2029	2,000	2,122
City of Royal Oak Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 8.25% 2039	3,000	3,196
State Building Auth., Rev. and Rev. Ref. Bonds (Facs. Program), Series 2008-I, 5.50% 2017	1,000	1,107
State Building Auth., Rev. and Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038	8,000	8,424
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2001-I, 5.50% 2016	3,000	3,211
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Pollution Control Bonds Project),
Series 1995-CC, AMBAC insured, 4.85% 2030 (put 2011)	2,500	2,561
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A, 5.125% 2022	6,585	4,807
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Turbo Term Bonds,
Series 2008-A, 6.875% 2042	7,010	4,812
Board of Trustees of Western Michigan University, General Rev. Ref. Bonds,
Series 2009, ASSURED GUARANTY insured, 5.00% 2010	1,000	1,054
Board of Trustees of Western Michigan University, General Rev. Ref. Bonds,
Series 2009, ASSURED GUARANTY insured, 5.00% 2016	2,000	2,206
		200,129

MINNESOTA — 0.15%
Higher Education Facs. Auth., Rev. Bonds (College of Saint Benedict), Series Six-V, 4.00% 2009	1,585	1,585
Higher Education Facs. Auth., Rev. Bonds (College of Saint Benedict), Series Six-V, 4.00% 2010	1,230	1,238
Higher Education Facs. Auth., Rev. Bonds (College of Saint Benedict), Series Six-V, 4.00% 2011	1,400	1,417
Higher Education Facs. Auth., Rev. Bonds (St. John’s University), Series Six-G, 4.25% 2017	1,750	1,777
Higher Education Facs. Auth., Rev. Bonds (St. John’s University), Series Six-G, 4.50% 2022	1,000	952
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1994-E, 5.60% 2013	895	897
Minneapolis/St. Paul Housing Fin. Board, Single-family Mortgage Rev. Bonds
(Mortgage-backed Securities Program — City Living Home Programs), Series 2006-A-3, 5.70% 2027	3,262	3,370
		11,236

MISSISSIPPI — 0.72%
Dev. Bank, Special Obligation Bonds (Capital Projects and Equipment Acquisition Program),
Series 2001-A, AMBAC insured, 5.00% 2031	7,500	5,845
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project),
Series 2006-A, XLCA insured, 5.00% 2020	1,000	943
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project),
Series 2006-A, XLCA insured, 5.00% 2021	1,225	1,135
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project),
Series 2006-A, XLCA insured, 5.00% 2026	5,565	4,790
G.O. Ref. Bonds, Series 2003-A, 5.25% 2013	2,000	2,278
G.O. Ref. Bonds, Series 2003-A, 5.25% 2015	3,000	3,469
G.O. Ref. Bonds, Series 2003-A, 5.25% 2017	8,000	9,308
Home Corp., Single-family Mortgage Rev. Bonds, Series 2007-A-1, 5.50% 2038	7,440	7,576
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2004-B-1, 5.00% 2024	15,205	14,781
Hospital Equipment and Facs. Auth., Rev. Bonds (Forrest County General Hospital Project),
Series 2000, FSA insured, 5.50% 2027 (preref. 2011)	1,000	1,084
Hospital Equipment and Facs. Auth., Rev. Bonds (Mississippi Baptist Health Systems, Inc.), Series 2007-A, 5.00% 2017	3,000	2,903
Hospital Equipment and Facs. Auth., Rev. Bonds (Mississippi Baptist Health Systems, Inc.), Series 2007-A, 5.00% 2026	2,000	1,711
		55,823

MISSOURI — 0.53%
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.),
Series 2007, 5.00% 2017	1,000	952
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.),
Series 2007, 5.00% 2018	1,500	1,408
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.),
Series 2007, 5.00% 2036	5,000	3,546
Chesterfield Valley Transportation Dev. Dist. (Chesterfield), Transportation Sales Tax Rev. Bonds,
Series 2006, CIFG insured, 4.00% 2026	1,250	1,273
City of Fenton, Tax Increment Rev. Ref. Bonds (Gravois Bluffs Redev. Project), Series 2006, 4.50% 2021	1,810	1,675
City of Fenton, Tax Increment Rev. Ref. Bonds (Gravois Bluffs Redev. Project), Series 2006, 5.00% 2014	1,260	1,301
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (St. Luke’s Episcopal — Presbyterian Hospitals),
Series 2006, 5.00% 2019	2,830	2,699
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series 2002-A, 5.00% 2011	1,000	1,044
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services),
Series 2007-A, 4.875% 2027	2,930	2,084
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services),
Series 2007-A, 4.875% 2037	3,065	1,939
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services),
Series 2007-B, 4.875% 2038	4,215	2,649
I-470 and 350 Transportation Dev. Dist. (Lee’s Summit), Transportation Sales Tax Ref. and Improvement Rev. Bonds,
Series 2007, RADIAN insured, 4.60% 2029	2,320	2,016
Joint Municipal Electric Utility Commission, Power Project Rev. Bonds (Plum Point Project),
Series 2006, MBIA insured, 5.00% 2020	1,620	1,489
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.125% 2026	5,500	3,922
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.125% 2032	7,300	4,853
Industrial Dev. Auth. of the City of Riverside, Industrial Dev. Rev. Bonds
(Riverside Horizons Infrastructure Project — City of Riverside), Series 2007-A, ACA insured, 5.00% 2020	1,500	1,462
Industrial Dev. Auth. of the City of Riverside, Industrial Dev. Rev. Bonds
(Riverside Horizons Infrastructure Project — City of Riverside), Series 2007-A, ACA insured, 5.00% 2027	2,750	2,338
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds (Missouri Bottom Road/Taussig Road),
Series 2002, 7.20% 2033	5,500	4,286
		40,936

NEBRASKA — 0.55%
Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. and Ref. Bonds (Methodist Health System),
Series 2008, 5.75% 2028	10,795	9,742
Educational Fin. Auth., Rev. and Ref. Bonds (Concordia University Project), Series 2007, 5.00% 2037	3,000	1,841
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2007-A, 5.00% 2043	20,000	19,303
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2008-A, 5.50% 2033	1,000	1,033
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2008-A, 5.50% 2039	1,000	1,030
Public Power Dist., General Rev. Bonds, Series 2008-B, 5.00% 2028	4,490	4,457
Board of Regents of the University of Nebraska, Rev. and Ref. Bonds (University of Nebraska-Lincoln Parking Project),
Series 2005, 4.50% 2015	1,000	1,111
Board of Regents of the University of Nebraska, Rev. and Ref. Bonds (University of Nebraska-Lincoln Parking Project),
Series 2005, 4.50% 2020	3,575	3,742
		42,259

NEVADA — 2.22%
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2007-C, 5.00% 2023	10,000	9,959
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2022	20,000	20,106
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2023	7,000	6,971
Clark County Water Reclamation Dist., G.O. (Limited Tax) Water Reclamation Bonds, Series 2008, 5.625% 2032	1,000	1,040
Clark County, Airport System Rev. Bonds, Series 2004-A-2, FGIC insured, 5.00% 2036	10,000	9,074
Clark County, G.O. (Limited Tax) Bond Bank Bonds, MBIA insured, 5.00% 2032 (preref. 2012)	2,760	3,098
Clark County, G.O. (Limited Tax) Bond Banks Bonds, Series 2001, FGIC insured, 5.50% 2016 (preref. 2011)	3,000	3,278
Clark County, G.O. (Limited Tax) Bond Bank Bonds, Series 2008, 5.00% 2021	11,155	11,557
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Improvement and Ref. Bonds,
Series 2007, AMBAC insured, 5.00% 2020	2,500	2,569
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Bonds,
Series 1999, 7.50% 2019 (preref. 2009)	7,935	8,490
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Ref. Bonds,
Series 2006-B, 5.30% 2029	3,785	2,044
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds,
Series 2001-A, 6.30% 2021	985	626
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds,
Series 2001-B, 6.75% 2021	1,525	1,013
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds,
Series 2003, 5.60% 2013	1,695	1,531
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds,
Series 2003, 5.75% 2014	2,245	1,989
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds,
Series 2003, 6.375% 2023	5,210	3,777
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Bonds, Series 2008-C, 5.00% 2020	7,115	7,731
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Ref. Bonds, Series 2005-A, 5.00% 2015	9,695	10,737
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.75% 2020 (preref. 2010)	1,295	1,407
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.75% 2020 (preref. 2010)	185	201
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2007-B, 4.00% 2012	7,425	7,327
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2007-B, 5.00% 2014	1,500	1,532
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2007-B, 5.00% 2015	2,000	2,030
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 4.80% 2014	1,775	725
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2018	370	288
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2025	4,125	2,637
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.25% 2026	2,500	953
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.30% 2035	11,000	3,967
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
Series 1999-A, 5.65% 2009	1,000	1,006
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
Series 1999-A, 5.75% 2013	3,850	3,769
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
Series 1999-A, 5.90% 2018	2,895	2,612
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2008, 5.00% 2024	4,850	5,014
Housing Division, Single-family Mortgage Bonds, Series 1999-A-1, 4.75% 2012	45	45
City of Las Vegas, G.O. (Limited Tax) Sewer and Flood Control Bonds,
Series 2001, FGIC insured, 5.375% 2015 (preref. 2011)	2,855	3,095
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project), Series 2003-A, 5.00% 2014	3,920	3,798
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 5.60% 2014	1,605	1,365
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 5.625% 2015	2,440	1,999
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 6.25% 2024	2,185	1,420
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B),
Local Improvement and Ref. Bonds, Series 2007, 5.875% 2021	2,000	1,209
Las Vegas Monorail Project, Rev. Capital Appreciation Bonds, 1st Tier, Series 2000, AMBAC insured, 0% 2010	3,545	2,885
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.00% 2022	3,295	2,851
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.00% 2027	9,385	7,421
City of Reno, Hospital Rev. Bonds (Washoe Medical Center Project), Series 2004-A, AMBAC insured, 5.50% 2028	1,625	1,392
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-B, 5.00% 2027	2,000	1,462
Truckee Meadows Water Auth., Water Rev. Bonds, Series 2001-A, FSA insured, 5.50% 2016 (preref. 2011)	3,105	3,402
		171,402

NEW HAMPSHIRE — 0.18%
Health and Education Facs. Auth., Rev. Bonds (Exeter Hospital Obligated Group Issue), Series 2001-A, 5.75% 2031	1,000	908
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire Medical Center Issue),
Series 2007-A, 5.25% 2028	6,000	5,084
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire Medical Center Issue),
Series 2007-A, 5.00% 2037	8,500	6,500
Health and Educational Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue),
Series 2007-A, 5.25% 2024	1,910	1,662
		14,154

NEW JERSEY — 3.33%
Certs. of Part., Series 2004-A, 5.00% 2010	6,500	6,782
Certs. of Part., Series 2004-A, 5.00% 2013	3,625	3,972
Certs. of Part., Series 2004-A, 5.00% 2015	8,000	8,711
Certs. of Part., Series 2008-A, 5.00% 2023	1,000	1,012
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2014	2,000	1,905
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2015	10,250	9,758
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.50% 2016	9,500	8,726
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill Reclamation Improvement Dist. Project),
Series 1998-A, 6.375% 2018 (preref. 2014)	1,000	1,207
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill Reclamation Improvement Dist. Project),
Series 1998-A, 6.375% 2031 (preref. 2014)	6,500	7,846
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.),
Series 2001-A, 7.25% 2031 (preref. 2011)	9,000	10,237
Econ. Dev. Auth., Retirement Community Rev. Bonds (Seabrook Village, Inc. Fac.),
Series 2000-A, 8.25% 2030 (preref. 2010)	6,000	6,741
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.00% 2016	1,000	834
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2026	1,375	954
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2036	4,200	2,627
Econ. Dev. Auth., Rev. Ref. Bonds (Crane’s Mill Project), Series 2005-A, 5.00% 2015	1,000	933
Econ. Dev. Auth., Rev. Ref. Bonds (Crane’s Mill Project), Series 2005-A, 5.50% 2018	1,000	926
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2004-G, 4.00% 2010	1,000	1,031
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-O, 5.00% 2017	2,000	2,125
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-O, 5.00% 2018	2,000	2,105
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-P, 5.25% 2018	1,500	1,599
Econ. Dev. Auth., School Facs. Construction Ref. Bonds, Series 2008-W, 5.00% 2019	2,315	2,450
Educational Facs. Auth., Rev. Bonds (Richard Stockton College of New Jersey Issue), Series 2008-A, 5.375% 2038	3,000	3,032
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2007-E-2, FGIC insured, 4.00% 2037[1]	10,000	10,000
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds, Saint Clare’s Hospital, Inc. Issue,
Series 2004-A, RADIAN insured, 5.25% 2016 (escrowed to maturity)	4,740	5,545
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds, Saint Clare’s Hospital, Inc. Issue,
Series 2004-B, MBIA insured, 5.25% 2015 (escrowed to maturity)	2,150	2,489
Rutgers State University, G.O. Bonds (State University of New Jersey), Series 2009-F, 5.00% 2039	7,000	7,027
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 6.125% 2024 (preref. 2013)	3,235	3,409
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.50% 2023	9,520	7,097
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.625% 2026	48,750	31,287
Transit Corp., Certs. of Part., Series 2000-B, AMBAC insured, 5.50% 2010	5,170	5,409
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2013	5,500	5,953
Transit Corp., Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2016	5,000	5,273
Transit Corp., Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2018	7,750	8,018
Transit Corp., Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2021	5,000	5,010
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2019	9,000	9,907
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2021	10,000	10,726
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2022	20,000	21,131
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-B, AMBAC insured, 5.25% 2023	8,000	8,208
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-A, 5.25% 2020	15,000	16,212
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-D, 5.00% 2020	4,000	4,177
Transportation Trust Fund Auth., Transportation System Bonds, Series 2008-A, 6.00% 2038	5,000	5,292
		257,683

NEW MEXICO — 0.29%
Bernalillo County, Gross Receipts Tax Rev. Ref. Bonds, Series 1998, 5.20% 2021	6,040	6,788
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission Assn., Inc. Project),
Series 2005, AMBAC insured, 5.00% 2014	4,785	4,628
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission Assn., Inc. Project),
Series 2005, AMBAC insured, 5.00% 2015	5,025	4,787
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission Assn., Inc. Project),
Series 2005, AMBAC insured, 5.00% 2017	1,000	916
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 3.50% 2010	285	292
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 5.00% 2020	5,000	5,143
		22,554

NEW YORK — 5.23%
Castle Rest Residential Health Care Fac., Mortgage Rev. Bonds, Series 1997-A, 5.60% 2017	1,525	1,461
Dormitory Auth., Lease Rev. Bonds (State University Educational Facs. Issue),
Series 2003, XLCA insured, 5.25% 2032 (put 2013)	3,000	3,152
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010	20	20
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010	20	20
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-C, 5.00% 2010	1,760	1,783
Dormitory Auth., Mortgage Hospital Rev. Bonds (Kaleida Health), Series 2006, 4.60% 2027	14,055	12,483
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds,
Series 2001-2, Subseries 2-2, 5.00% 2023	10,000	10,252
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds,
Series 2001-2, Subseries 2-3, 5.00% 2023	7,150	7,330
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds,
Series 2001-2, Subseries 2-3, 5.00% 2026	3,535	3,545
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2013	2,710	2,735
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2014	3,275	3,271
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2015	1,495	1,475
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Interfaith Medical Center), Series 2007, 5.00% 2019	2,100	2,224
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Interfaith Medical Center), Series 2007, 5.00% 2020	3,400	3,553
Dormitory Auth., St. Luke’s-Roosevelt Hospital Center, Mortgage Hospital Rev. Bonds, Series 2000-A, 5.75% 2021	2,850	2,946
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2004-A, 5.00% 2011	2,580	2,765
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2008-B, 5.00% 2023	10,000	10,536
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2009-A, 5.00% 2028	8,000	8,088
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-A, 7.50% 2013	3,500	4,200
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-B, 7.50% 2011	505	560
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, 5.25% 2023 (put 2012)	25,845	27,376
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, 6.00% 2029 (put 2012)	10,000	10,763
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-B, 7.50% 2011 (preref. 2010)	560	588
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Bonds, Series 2002-I, 5.25% 2016	2,295	2,522
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Second Resolution Bonds
(New York City Municipal Water Fin. Auth. Projects), Series 2002-K, 5.50% 2017	5,000	5,892
Health and Hospitals Corp., Health System Bonds, Series 2002-A, FSA insured, 5.50% 2015	2,000	2,143
Health and Hospitals Corp., Health System Bonds, Series 2002-A, FSA insured, 5.50% 2016	2,605	2,776
New York City, Health and Hospitals Corp., Health System Bonds, Series 2008-A, 5.50% 2020	7,120	7,517
Housing Fin. Agcy., Service Contract Obligation Rev. Ref. Bonds, Series 1997-C, 5.20% 2010	1,750	1,764
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2012	6,815	7,343
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2013	1,500	1,612
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2014	4,500	4,831
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, CIFG insured, 5.25% 2029	4,000	3,946
Long Island Power Auth., Electric System General Rev. Bonds, Series 2006-B, 5.00% 2035	2,000	1,912
Long Island Power Auth., Electric System General Rev. Bonds, Series 2006-C, 5.00% 2035	2,500	2,390
Long Island Power Auth., Electric System General Rev. Bonds, Series 2009-A, 5.25% 2021	6,020	6,213
Long Island Power Auth., Electric System General Rev. Bonds, Series 2009-A, 5.50% 2024	2,700	2,799
Long Island Power Auth., Electric System General Rev. Bonds, Series 2009-A, 6.25% 2033	2,000	2,145
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2014 (preref. 2013)	2,400	2,793
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2021 (preref. 2013)	1,000	1,164
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series 2002-A, 5.125% 2024	8,000	8,023
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC insured, 5.25% 2021	13,000	13,448
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-C, 5.25% 2014	1,000	1,083
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-C, 5.00% 2016	1,000	1,069
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2006-B, 4.50% 2036	2,505	2,215
City of New York, G.O. Bonds, Fiscal 2001 Series F, 5.25% 2011	3,500	3,732
City of New York, G.O. Bonds, Fiscal 2001 Series H, 5.25% 2016	3,240	3,461
City of New York, G.O. Bonds, Fiscal 2002 Series B, 5.50% 2012	7,205	7,724
City of New York, G.O. Bonds, Fiscal 2002 Series C, 5.25% 2021	1,680	1,699
City of New York, G.O. Bonds, Fiscal 2002 Series G, 5.625% 2013	5,000	5,517
City of New York, G.O. Bonds, Fiscal 2002 Series G, XLCA insured, 5.50% 2012	1,000	1,089
City of New York, G.O. Bonds, Fiscal 2004 Series G, 5.00% 2014	2,500	2,701
City of New York, G.O. Bonds, Fiscal 2004 Series I, 4.50% 2012	4,000	4,241
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2010	2,500	2,624
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2015	2,000	2,122
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2016	5,000	5,263
City of New York, G.O. Bonds, Fiscal 2005 Series J, 5.00% 2020	10,000	10,175
City of New York, G.O. Bonds, Fiscal 2005 Series M, 5.00% 2013	2,020	2,171
City of New York, G.O. Bonds, Fiscal 2005 Series M, 5.00% 2020	2,500	2,542
City of New York, G.O. Bonds, Fiscal 2006 Series J, Subseries J-1, 5.00% 2021	5,000	5,051
City of New York, G.O. Bonds, Fiscal 2001 Series H, 5.25% 2016 (preref. 2011)	270	294
City of New York, G.O. Bonds, Fiscal 2002 Series B, 5.50% 2012 (preref. 2011)	605	672
New York City Industrial Dev. Agcy., Civic Fac. Rev. Bonds (2000 Polytechnic University Project),
6.125% 2030 (preref. 2010)	1,860	2,032
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.25% 2015	22,000	18,759
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.50% 2035	5,000	3,509
New York City Municipal Water Fin. Auth., Water and Sewer System General Resolution Rev. Bonds, Fiscal
Series 2009-EE, 5.00% 2018	5,000	5,555
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-B, 4.50% 2027	5,000	4,792
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2001-C, 5.375% 2015	2,000	2,142
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-A, 5.50%/14.00% 2026[5]	20,300	21,483
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-B, 5.25%/10.00% 2029[5]	9,600	10,009
New York City Transitional Fin. Auth., Tax-Exempt Future Tax Secured Bonds, Series 2007-A, Subseries A-1, 5.00% 2020	2,500	2,678
New York City Transitional Fin. Auth., Tax-Exempt Future Tax Secured Bonds, Series 2007-A, Subseries A-1, 5.00% 2021	5,000	5,303
St. Lawrence County Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Clarkson University Project), Series 2007, 4.25% 2022	1,745	1,694
St. Lawrence County Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Clarkson University Project), Series 2007, 4.375% 2023	1,815	1,763
Seneca Nation of Indians, Rev. Bonds, Series A, 5.00% 2023[2]	6,000	3,859
State Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2002, 5.50% 2015	13,250	14,415
State Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2008-A, 5.00% 2022	1,500	1,575
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2002-A, 5.50% 2015 (preref. 2012)	2,500	2,794
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2002-A, 5.50% 2016 (preref. 2012)	4,670	5,220
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Bonds
(Peconic Landing at Southold, Inc. Project), Series 2000-A, 8.00% 2030	2,000	1,680
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Ref. Bonds (Jefferson’s Ferry Project),
Series 2006, 5.00% 2028	3,000	2,139
Tobacco Settlement Fncg. Corp., Asset-backed Rev. Bonds, Series 2003-B-1, 5.00% 2010	3,000	3,091
Triborough Bridge and Tunnel Auth., General Purpose and Rev. Bonds, Series Y, 6.00% 2012 (escrowed to maturity)	780	843
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.00% 2010	3,500	3,721
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.25% 2015	3,000	3,443
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.25% 2016	4,100	4,468
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
Series 2002-A, 5.00% 2017 (put 2011)	9,000	9,255
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
Series 2002-A, 5.50% 2017 (preref. 2011)	535	578
		404,604

NORTH CAROLINA — 1.49%
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2015	1,260	1,268
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2016	1,220	1,220
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2017	1,390	1,376
Eastern Municipal Power Agcy., Power System Rev. Bonds, Ref. Series 1993-B, FGIC insured, 6.00% 2025	11,225	11,072
Eastern Municipal Power Agcy., Power System Rev. Bonds, Ref. Series 2005-A, AMBAC insured, 5.00% 2020	11,000	10,770
Eastern Municipal Power Agcy., Power System Rev. Bonds, Ref. Series 2008-A, 5.00% 2023	4,000	3,682
Eastern Municipal Power Agcy., Power System Rev. Bonds, Ref. Series 2008-A, 5.00% 2024	9,855	8,854
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2022	2,815	2,895
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026	1,990	1,939
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, MBIA insured, 6.00% 2026	2,500	2,436
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.55% 2014	4,450	4,544
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.60% 2015	2,500	2,552
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.65% 2016	2,000	2,042
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.70% 2017	4,775	4,863
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-D, 6.75% 2026	3,500	3,530
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2011	1,000	1,040
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2012	2,500	2,630
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.25% 2013	2,000	2,104
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2016	2,500	2,585
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2017	5,250	5,389
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.375% 2010	1,000	1,018
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014	2,750	2,921
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-F, 5.50% 2014	2,000	2,124
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project),
Series 2008-A, 6.00% 2038	5,000	3,131
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Ref. Series 2008-A, 5.25% 2020	2,000	2,060
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-B, 6.625% 2010	1,475	1,538
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, AMBAC insured, 5.25% 2015	2,000	2,106
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, FSA insured, 5.25% 2016	3,000	3,188
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project),
Series 2006, MBIA insured, 5.125% 2021	500	467
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project),
Series 2006, MBIA insured, 5.125% 2022	1,040	952
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project),
Series 2006, MBIA insured, 5.00% 2023	1,125	1,001
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project),
Series 2006, MBIA insured, 5.00% 2024	1,155	1,014
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project),
Series 2006, MBIA insured, 5.00% 2024	1,185	1,038
Dept. of State Treasurer, Grant Anticipation Rev. Vehicle Bonds, Series 2007, 5.00% 2011	11,585	12,384
City of Wilmington, Certs. of Part., Series 2005-A, AMBAC insured, 5.00% 2014	1,900	2,130
City of Wilmington, Certs. of Part., Series 2005-A, AMBAC insured, 5.00% 2015	1,155	1,304
		115,167

OHIO — 2.21%
American Municipal Power — Ohio, Inc., Prairie State Energy Campus Project Rev. Bonds, Series 2008-A, 5.25% 2022	10,000	10,642
American Municipal Power — Ohio, Inc., Prairie State Energy Campus Project Rev. Bonds, Series 2008-A, 5.00% 2038	20,000	19,317
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.125% 2024	10,675	7,793
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.875% 2030	44,500	28,222
Building Auth., State Facs. Ref. Bonds (Adult Correctional Building Fund Projects),
Series 2004-C, MBIA insured, 5.25% 2017	10,000	11,508
County of Butler, Hospital Facs. Rev. Bonds (Cincinnati Children’s Hospital Medical Center Project),
Series 2006-K, FGIC insured, 4.25% 2030	4,000	2,663
City of Centerville, Health Care Rev. Bonds (Bethany Lutheran Village Continuing Care Fac. Expansion Project),
Series 2007-A, 6.00% 2027	3,080	2,120
City of Centerville, Health Care Rev. Bonds (Bethany Lutheran Village Continuing Care Fac. Expansion Project),
Series 2007-A, 6.00% 2038	2,000	1,223
City of Cleveland, Airport System Rev. Bonds, Series 2006-A, AMBAC insured, 5.25% 2021	4,000	4,323
County of Franklin, Rev. Ref. Bonds (Trinity Health Credit Group), Series 2005-A, 5.00% 2015	1,710	1,815
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2037	10,000	6,455
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.50% 2037 (put 2011)	1,000	1,037
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.85% 2037 (put 2014)	2,000	2,108
Higher Educational Fac., Rev. Bonds (College of Wooster 2005 Project), 5.00% 2015	1,070	1,150
Higher Educational Fac., Rev. Bonds (College of Wooster 2005 Project), 5.00% 2020	1,655	1,680
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 3.875% 2011	545	559
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 3.875% 2012	620	636
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 3.90% 2014	670	681
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 4.00% 2015	695	704
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2008-A, 5.125% 2028	6,000	5,847
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2008-A, 5.25% 2029	2,000	1,959
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2008-A, 5.25% 2033	3,000	2,901
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.50% 2031	2,750	1,907
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.75% 2036	5,000	3,456
Housing Fin. Agcy., Capital Fund Rev. Bonds, Series 2007-A, FSA insured, 5.00% 2022	7,565	8,002
Infrastructure Improvement G.O. Bonds, Series 2008-A, 5.375% 2028	1,575	1,650
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Bonds, Ref. Series 2009-A, 5.00% 2019	5,000	5,684
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.625% 2029	3,000	2,452
County of Lorain, Health Care Facs. Rev. Ref. Bonds (Kendal at Oberlin), Series 1998-A, 5.25% 2021	2,000	1,782
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2013	1,000	1,066
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2016	2,665	2,896
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2015	2,950	2,997
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2016	3,880	3,902
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2020	8,510	8,067
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2021	1,660	1,425
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2026	3,250	2,548
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center Network Obligated Group),
Series 1999, 6.75% 2022 (preref. 2010)	1,000	1,068
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2022	415	421
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2030	665	641
County of Richland, Hospital Facs. Rev. Ref. Bonds (MedCentral Health System Obligated Group),
Series 2006, 5.125% 2021	1,000	928
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2022 (preref. 2010)	835	915
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2030 (preref. 2010)	1,335	1,463
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds (Water Quality), Series 2002, 5.25% 2015 (preref. 2012)	2,000	2,231
		170,844

OKLAHOMA — 0.27%
Cherokee Nation, Health Care System Bonds, Series 2006, ACA insured, 4.30% 2016[2]	1,000	883
Cherokee Nation, Health Care System Bonds, Series 2006, ACA insured, 4.60% 2021[2]	1,400	1,127
Dev. Fin. Auth., Health System Rev. and Ref. Bonds (Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc.,
INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.), Series 2008-B, 5.25% 2038	5,000	4,749
Langston Econ. Dev. Auth., Rev. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project),
Series 2006-A, ACA insured, 4.75% 2021	950	691
Langston Econ. Dev. Auth., Rev. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project),
Series 2006-A, ACA insured, 4.75% 2023	2,035	1,408
Langston Econ. Dev. Auth., Rev. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project),
Series 2006-A, ACA insured, 4.875% 2030	5,000	3,055
Tulsa County Industrial Auth., Health Care Rev. Bonds (Saint Francis Health System, Inc.), Series 2006, 5.00% 2020	1,250	1,230
Tulsa County Industrial Auth., Health Care Rev. Bonds (Saint Francis Health System, Inc.), Series 2006, 5.00% 2023	2,045	1,904
Tulsa Industrial Auth., Rev. Ref. Bonds (University of Tulsa), Series 2009, 6.00% 2027	3,000	3,067
Tulsa Industrial Auth., Student Housing Rev. Bonds (University of Tulsa), Series 2006, 5.00% 2037	3,000	2,498
		20,612

OREGON — 0.14%
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Rev. Bonds, Series 2006-C, 5.625% 2026	5,830	3,925
Dept. of Administrative Services, Certs. of Part. (Tax-Exempt), Series 2009-A, 5.00% 2023	3,100	3,210
Facs. Auth., Rev. Bonds (Linfield College Project), Series 2005-A, 5.00% 2020	3,830	3,861
		10,996

PENNSYLVANIA — 2.18%
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (West Penn Allegheny Health System),
Series 2007-A, 5.00% 2012	4,000	3,459
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (West Penn Allegheny Health System),
Series 2007-A, 5.00% 2017	17,550	12,631
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (West Penn Allegheny Health System),
Series 2007-A, 5.00% 2028	7,450	4,220
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2008-B, 5.00% 2018	9,250	9,580
Higher Educational Facs. Auth., Rev. Bonds (UPMC Health System), Series 1999-A, FSA insured, 5.00% 2009	2,000	2,031
Allegheny County, Certs. of Part. (ACJCT Fac. Holdings LP), AMBAC insured, 5.00% 2019	2,150	2,168
Port Auth. of Allegheny County, Special Rev. Ref. Transportation Bonds, Series 2001, FGIC insured, 5.50% 2015	1,000	1,041
Redev. Auth. of Allegheny County, Tax Increment Fncg. Ref. Bonds (Waterfront Project), Series 2007-A, 4.25% 2013	1,345	1,409
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 5.90% 2027	750	513
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 6.125% 2025	1,000	724
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 6.25% 2035	4,500	3,020
Chester County, Health and Education Facs. Auth., Health System Rev. Bonds (Jefferson Health System),
Series 1997-B, 5.375% 2027	4,150	4,019
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds (Jefferson Health System),
Series 1997-A, 5.00% 2009	1,000	1,006
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds (Jefferson Health System),
Series 1997-A, 5.00% 2010	1,000	1,012
Cumberland County Municipal Auth., Rev Bonds (Presbyterian Homes Obligated Group Project),
Series 2008-A, 5.00% 2011	890	891
Cumberland County Municipal Auth., Rev Bonds (Presbyterian Homes Obligated Group Project),
Series 2008-A, 5.00% 2017	1,705	1,586
Delaware County Auth., Rev. Bonds (Catholic Health Systems), Series A, AMBAC insured, 5.00% 2010	2,465	2,499
City of Erie Higher Education Building Auth., College Rev. Bonds (Mercyhurst College Project),
Series 2008, 5.00% 2018	1,000	905
City of Erie Higher Education Building Auth., College Rev. Bonds (Mercyhurst College Project), Series 2008, 5.125% 2023	1,000	841
Harrisburg Auth. (Dauphin County), University Rev. Bonds (Harrisburg University of Science and Technology Project),
Series 2007-A, 5.40% 2016	1,415	1,354
Harrisburg Auth. (Dauphin County), University Rev. Bonds (Harrisburg University of Science and Technology Project),
Series 2007-B, 6.00% 2036	250	190
Harrisburg Auth., Dauphin County, Recovery Fac. Rev. Bonds,
Series D, Subseries D-2, FSA insured, 5.00% 2033 (put 2013)	2,000	2,144
Harrisburg Auth., Dauphin County, Water Rev. Ref. Bonds, Series 2008, 5.25% 2031	5,000	5,011
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 5.00% 2018	2,000	1,795
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace Obligated Group), Series 1998, ACA insured, 5.70% 2009	335	326
McKean County Hospital Auth., Hospital Rev. Bonds (Bradford Hospital Project), Series 2005, ACA insured, 5.00% 2016	3,125	2,485
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.00% 2021	5,500	4,009
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-A, 4.50% 2036	7,500	4,407
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2015	2,500	2,321
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2017	2,300	2,079
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 1998, 5.25% 2028	17,500	12,909
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds (Jefferson Health System),
Series 1999-A, 5.00% 2018 (preref. 2009)	1,475	1,503
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2024	2,085	1,918
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2025	2,225	2,017
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2026	2,395	2,150
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2027	2,505	2,214
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Temple University Health System Obligated Group), Series 2005-A, 6.625% 2023	11,000	8,735
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Hospital),
Series 2007-B, 5.00% 2017	5,135	4,119
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project), Series 1998, 5.50% 2010	1,925	1,911
School Dist. of Philadelphia, G.O. Ref. Bonds, Series 2005-A, AMBAC insured, 5.00% 2019	7,500	7,909
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project),
Series 2006-B, FSA insured, 5.00% 2027	9,820	9,738
City of Pittsburgh, G.O. Ref. Bonds, Series 2008-A-1, 5.00% 2014	2,000	1,985
Health Care Facs. Auth. of Sayre, Rev. Bonds (Guthrie Health Issue), Series 2007, 2.256% 2024[1]	14,500	7,033
Health Care Facs. Auth. of Sayre, Rev. Bonds (Guthrie Health Issue), Series 2007, 2.306% 2031[1]	5,500	2,585
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project and Ref. Bonds,
Series 2002-A, 5.00% 2015	500	560
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project and Ref. Bonds,
Series 2002-A, 5.25% 2018	1,000	1,139
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2005-A, 5.50% 2037 (put 2013)	6,750	7,572
Redev. Auth. of the County of Washington, Redev. Bonds (Victory Centre Project — Tanger Outlet Dev.),
Series 2006-A, 5.45% 2035	2,775	1,596
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.25% 2013	2,500	2,313
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.75% 2026	2,800	1,856
Westmoreland County, Health Care Fac. Rev. Bonds (Redstone Presbyterian SeniorCare Obligated Group),
Series 2000-B, 8.125% 2030 (preref. 2010)	6,500	7,228
		168,666

PUERTO RICO — 0.53%
Children’s Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2020 (preref. 2010)	505	528
Electric Power Auth., Power Rev. Bonds, Series WW, 5.25% 2033	2,500	2,218
Government Dev. Bank, Series 2006-B, 5.00% 2014	2,500	2,409
Government Dev. Bank, Series 2006-B, 5.00% 2015	3,000	2,860
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.50% 2020	1,200	1,279
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.125% 2027	2,000	1,984
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)	7,500	8,217
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-1, 6.25% 2021	3,000	3,092
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, 5.75% 2034 (put 2017)	12,500	11,700
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series N, 5.25% 2016	1,000	961
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	1,750	1,726
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	1,700	1,654
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, AMBAC insured, 0% 2054	30,000	1,191
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, FGIC insured, 0% 2040	11,000	1,318
		41,137

RHODE ISLAND — 0.54%
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, 5.75% 2021 (escrowed to maturity)	1,210	1,425
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, 5.75% 2021 (escrowed to maturity)	2,715	3,198
Depositors Econ. Protection Corp., Special Obligation Bonds,
Series 1993-A, MBIA insured, 5.75% 2012 (escrowed to maturity)	4,850	5,518
Health and Educational Building Corp., Higher Education Fac. Rev. Ref. Bonds, Johnson & Wales University Issue,
Series 2003, XLCA insured, 5.00% 2010	2,265	2,296
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
Series 2002, 6.375% 2021	210	213
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, 5.00% 2012	1,400	1,425
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, FSA insured, 5.00% 2016	9,030	9,626
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, FSA insured, 5.00% 2017	7,145	7,552
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, FSA insured, 5.00% 2018	7,360	7,698
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
Series 2002, 6.375% 2021 (preref. 2012)	1,290	1,476
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2015	1,250	1,213
		41,640

SOUTH CAROLINA — 3.08%
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds
(School Dist. of Greenville County, South Carolina Project), Series 2005, 5.50% 2016	13,450	15,252
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds
(School Dist. of Greenville County, South Carolina Project), Series 2006, 5.00% 2015	5,000	5,527
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds
(School Dist. of Greenville County, South Carolina Project), Series 2006, 5.00% 2023	19,845	20,191
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds
(School Dist. of Greenville County, South Carolina Project), Series 2006, ASSURED GUARANTY insured, 5.00% 2025	15,000	15,378
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2004, 5.00% 2017	16,355	17,187
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2019	2,145	2,249
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2020	7,500	7,800
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2021	9,535	9,843
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2022	5,000	5,121
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2006, 5.00% 2021	8,190	8,355
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2006, 5.00% 2031	5,000	4,647
SCAGO Educational Facs. Corp. for Colleton School Dist., Installment Purchase Rev. Bonds
(School Dist. of Colleton County Project), Series 2006, ASSURED GUARANTY insured, 5.00% 2017	1,000	1,083
SCAGO Educational Facs. Corp. for Colleton School Dist., Installment Purchase Rev. Bonds
(School Dist. of Colleton County Project), Series 2006, ASSURED GUARANTY insured, 5.00% 2018	2,000	2,138
Florence County, Hospital Rev. Bonds (McLeod Regional Medical Center Project),
Series 1998-A, MBIA insured, 5.25% 2010	2,785	2,834
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.00% 2016	2,765	2,356
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.125% 2026	1,015	647
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.30% 2036	1,000	553
Jobs-Econ. Dev. Auth., Hospital Improvement Rev. Bonds (Palmetto Health), Series 2007, 1.42% 2039[1]	8,000	7,530
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Georgetown Memorial Hospital), Series 1998, 5.75% 2010	2,000	2,045
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance),
Series 2003-C, 6.375% 2034 (preref. 2013)	2,680	3,123
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance),
Series 2003-C, 6.375% 2034 (preref. 2013)	320	376
Kershaw County Public Schools Foundation, Installment Purchase Rev. Bonds
(Kershaw County School Dist., South Carolina Project), Series 2006, CIFG insured, 5.00% 2021	2,500	2,557
Kershaw County Public Schools Foundation, Installment Purchase Rev. Bonds
(Kershaw County School Dist., South Carolina Project), Series 2006, CIFG insured, 5.00% 2022	2,500	2,529
Lancaster County, Sun City Carolina Lakes Improvement Dist., Assessment Rev. Bonds, Series 2006, 5.45% 2037	5,570	3,131
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. and Improvement Bonds,
Series 1997, FSA insured, 5.00% 2009	1,000	1,023
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2019	1,000	1,002
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2020	1,265	1,245
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2021	2,500	2,412
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2032	2,000	1,683
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds
(Lexington County School Dist. No. 1, South Carolina Project), Series 2006, 5.00% 2014	500	532
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds
(Lexington County School Dist. No. 1, South Carolina Project), Series 2006, 5.00% 2015	500	530
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds
(Lexington County School Dist. No. 1, South Carolina Project), Series 2006, 5.00% 2016	1,000	1,054
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds
(Lexington County School Dist. No. 1, South Carolina Project), Series 2006, 5.00% 2018	1,000	1,033
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area),
Series 2006-A, 5.25% 2026	2,000	1,240
SCAGO Educational Facs. Corp. for Pickens School Dist., Installment Purchase Rev. Bonds
(School Dist. of Pickens County Project), Series 2006, FSA insured, 5.00% 2017	5,000	5,442
SCAGO Educational Facs. Corp. for Pickens School Dist., Installment Purchase Rev. Bonds
(School Dist. of Pickens County Project), Series 2006, FSA insured, 5.00% 2018	4,000	4,295
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1991, FGIC insured, 6.25% 2021	4,640	4,929
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1999-A, 5.25% 2015	8,420	8,511
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2008-A, 5.375% 2028	3,000	3,120
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2008-A, 5.50% 2038	20,000	20,659
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds,
Series 2001-B, 6.00% 2022 (preref. 2012)	15,910	16,772
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Ref. Bonds, Series 2008, 5.00% 2018	8,000	7,623
SCAGO Educational Facs. Corp. for Union School Dist., Installment Purchase Rev. Bonds
(School Dist. of Union County Project), Series 2006, RADIAN insured, 5.00% 2021	3,000	2,769
County of York, Pollution Control Rev. Ref. Bonds (North Carolina Electric Membership Corp. Project),
Series 2000-B-1, 4.00% 2024	5,000	4,999
County of York, Pollution Control Rev. Ref. Bonds (North Carolina Electric Membership Corp. Project),
Series 2000-B-3, 4.00% 2024	5,000	4,999
		238,324

SOUTH DAKOTA — 0.16%
Building Auth., Rev. Capital Appreciation Bonds, Series 1996-A, AMBAC insured, 0% 2014	3,780	3,077
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional Hospital Issue),
Series 1999, MBIA insured, 5.00% 2009	4,010	4,014
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional Hospital Issue),
Series 1999, MBIA insured, 5.00% 2010	4,175	4,178
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2002-F, 4.30% 2014	1,030	1,059
		12,328

TENNESSEE — 1.57%
City of Chattanooga, Electric System Rev. Bonds (Electric Power Board of Chattanooga), Series 2008-A, 5.00% 2022	3,000	3,180
City of Chattanooga, Electric System Rev. Bonds (Electric Power Board of Chattanooga), Series 2008-A, 5.00% 2024	2,000	2,076
City of Chattanooga, Electric System Rev. Bonds (Electric Power Board of Chattanooga), Series 2008-A, 5.00% 2028	4,500	4,529
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2016	4,335	3,611
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2018	6,500	5,180
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2019	2,000	1,571
Health, Educational and Housing Facs. Board of the County of Knox, Hospital Facs. Rev. Ref. and Improvement Bonds
(Catholic Healthcare Partners), Series 2001-A, 4.70% 2013	1,150	1,195
Knox County Health, Educational and Housing Facs. Board, Fort Sanders Alliance Obligated Group Hospital Rev. Bonds,
Series 1990-A, MBIA insured, 6.25% 2013	2,000	2,061
Industrial Dev. Board of Maury County, Multi-Modal Interchangeable Rate Pollution Control Rev. Ref. Bonds
(Saturn Corp. Project), Series 1994, 6.50% 2024	2,000	258
City of Memphis, Electric System Rev. Bonds, Series 2003-A, MBIA insured, 5.00% 2012	1,500	1,652
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.), Series 2001, 5.00% 2009	1,500	1,501
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.), Series 2002, 5.05% 2012	10,900	10,895
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds (Methodist Healthcare),
Series 2002, 6.00% 2020 (preref. 2012)	3,550	4,010
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds (Methodist Healthcare),
Series 2002, 6.00% 2020 (preref. 2012)	5,950	6,722
Shelby County, G.O. Ref. Capital Appreciation Bonds, Series 1996-B, 0% 2011	3,750	3,547
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.75% 2014 (preref. 2012)	2,360	2,735
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.75% 2016 (preref. 2012)	2,690	3,117
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2022 (preref. 2012)	1,255	1,433
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2022 (preref. 2012)	745	851
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2032 (preref. 2012)	6,000	6,851
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
(Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2011	6,000	6,318
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
(Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2013	3,000	3,241
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2016	6,500	5,273
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2017	6,000	4,859
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2019	10,000	7,527
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2020	20,000	15,134
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2021	10,000	7,263
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2018	4,000	3,108
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2021	3,000	2,173
		121,871

TEXAS — 14.55%
Abilene Independent School Dist. (Taylor and Jones Counties), Unlimited Tax School Building Bonds,
Series 2005, 5.00% 2020	2,795	3,006
Amarillo Health Facs. Corp., Hospital Rev. Bonds (Baptist St. Anthony’s Hospital Corp. Project),
Series 1998, FSA insured, 5.50% 2014	2,830	3,011
Amarillo Health Facs. Corp., Hospital Rev. Bonds (Baptist St. Anthony’s Hospital Corp. Project),
Series 1998, FSA insured, 5.50% 2015	3,320	3,534
Arlington Independent School Dist. (Tarrant County), Unlimited Tax Ref. Bonds, Series 2006, 5.00% 2020	2,000	2,174
Austin Community College Dist. Public Fac. Corp., Lease Rev. Bonds (Educational Fac. Project — Round Rock Campus),
Series 2008, 5.00% 2027	1,000	999
Austin Community College Dist. Public Fac. Corp., Lease Rev. Bonds (Educational Fac. Project — Round Rock Campus),
Series 2008, 5.00% 2028	3,000	2,960
Austin Community College Dist. Public Fac. Corp., Lease Rev. Bonds (Educational Fac. Project — Round Rock Campus),
Series 2008, 5.25% 2033	4,000	4,021
Austin Convention Enterprises, Inc., Convention Center Hotel Rev. Ref. Bonds, Series 2006-A, XLCA insured, 5.25% 2017	2,000	1,777
Austin Convention Enterprises, Inc., Convention Center Hotel Rev. Ref. Bonds, Series 2006-A, XLCA insured, 5.25% 2018	1,000	864
City of Austin (Travis and Williamson Counties), Electric Utility Rev. Ref. Bonds, Series 2003, MBIA insured, 5.00% 2011	1,000	1,072
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds,
Series 2001, FSA insured, 5.75% 2016	35	38
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds,
Series 2009, 5.125% 2029	1,500	1,523
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2032	20,500	19,927
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds (Dow Chemical Co. Project),
Series 2002-B-3, 5.15% 2033 (put 2009)	6,600	6,552
Brazos River Auth., Rev. Ref. Bonds (Houston Industries Inc. Project), MBIA insured, 4.90% 2015	2,860	2,422
Brazos River Auth., Rev. Ref. Bonds (Reliant Energy, Inc. Project), Series 1999-A, 5.375% 2019	3,500	3,019
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2018	1,000	1,118
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2019	5,000	5,515
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2021	3,000	3,227
Canadian River Municipal Water Auth., Contract Rev. Ref. Bonds (Conjunctive Use Groundwater Supply Project),
Series 2005, AMBAC insured, 5.00% 2016	2,285	2,477
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2005, FGIC insured, 5.00% 2035	2,500	1,840
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.25% 2013	1,100	1,019
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.625% 2026	1,000	652
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.75% 2036	3,000	1,742
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project),
Series 2006-A, 5.50% 2027	2,300	1,461
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref. and Schoolhouse Bonds,
Series 2001, 5.25% 2016	1,965	2,125
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref. Bonds, Capital Appreciation Bonds,
Series 1993-A, 0% 2013	6,675	6,074
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse and Ref. Bonds,
Series 2007, 5.00% 2020	2,205	2,427
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse and Ref. Bonds,
Series 2007, 5.00% 2021	2,000	2,176
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref. and Schoolhouse Bonds,
Series 2001, 5.25% 2016 (preref. 2012)	1,535	1,696
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. and Improvement Bonds,
Series 2007-A, 5.00% 2018	2,000	2,266
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. Bonds, Series 2005, 5.00% 2016	5,335	6,000
City of Dallas, G.O. Limited Tax Bonds, 5.00% 2014	3,400	3,584
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Rev. Ref. Bonds,
Series 2002, 5.00% 2009	1,285	1,319
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Rev. Ref. Bonds,
Series 2005, 5.00% 2015	1,820	2,012
City of Dallas, G.O. Limited Tax Bonds, 5.00% 2015 (preref. 2011)	2,000	2,145
Dallas Area Rapid Transit, Sales Tax Rev. Bonds, Series 2008, 5.00% 2025	2,535	2,651
Dallas County, Unlimited Tax Ref. and Improvement Bonds, G.O. Ref. Bonds, Series 2001-A, 5.375% 2013	2,465	2,660
Dallas County, Unlimited Tax Ref. and Improvement Bonds, G.O. Ref. Bonds, Series 2001-A, 5.375% 2015	3,725	4,020
Dallas Independent School Dist. (Dallas County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2017	2,000	2,276
Dallas Independent School Dist. (Dallas County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2022	5,000	5,356
Dickinson Independent School Dist. (Galveston County), Unlimited Tax Schoolhouse and Ref. Bonds,
Series 2005, 5.00% 2016	2,415	2,705
Dickinson Independent School Dist. (Galveston County), Unlimited Tax Schoolhouse and Ref. Bonds,
Series 2005, 5.00% 2017	3,660	4,062
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds,
Series 2001, 5.50% 2014 (preref. 2011)	2,050	2,253
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds,
Series 2001, 5.50% 2015 (preref. 2011)	2,150	2,363
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds,
Series 2001, 5.50% 2016 (preref. 2011)	1,125	1,237
Elgin Independent School Dist. (Bastrop County), Unlimited Tax School Building Bonds, Series 2007, 5.00% 2022	1,895	2,039
Fort Worth Independent School Dist. (Tarrant County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	10,945	12,478
Friendswood Independent School Dist. (Galveston County), Unlimited Tax Schoolhouse Bonds, Series 2008, 5.00% 2029	3,360	3,431
Frisco Independent School Dist. (Collin and Denton Counties), Unlimited Tax School Building and Ref. Bonds,
Series 2005-C, 5.00% 2016	1,570	1,780
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009, Subseries 2009-A, 5.00% 2028	1,500	1,520
Public Fin. Auth., G.O. Bonds, Series 2007, 5.00% 2023	1,525	1,613
Public Fin. Auth., G.O. Bonds, Series 2007, 5.00% 2024	1,525	1,598
Public Fin. Auth., G.O. Ref. Bonds, Series 2001-A, 5.375% 2016	2,540	2,748
Transportation Commission, G.O. Bonds, Series 2005-A, 5.00% 2013	4,250	4,742
Transportation Commission, G.O. Bonds, Series 2005-A, 5.00% 2015	1,500	1,704
Transportation Commission, G.O. Mobility Fund Bonds, Series 2006, 5.00% 2017	7,500	8,465
Transportation Commission, G.O. Mobility Fund Bonds, Series 2006-A, 5.00% 2021	3,000	3,244
Transportation Commission, G.O. Mobility Fund Bonds, Series 2006-A, 5.00% 2022	2,500	2,676
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017	2,250	2,576
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2021	12,545	13,671
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2028	10,000	10,197
Garland Independent School Dist. (Dallas County), Unlimited Tax Ref. and School Building Bonds,
Series 2001, 5.50% 2013	2,170	2,247
Garland Independent School Dist. (Dallas County), Unlimited Tax Ref. and School Building Bonds,
Series 2001, 5.50% 2015	2,420	2,507
Georgetown Independent School Dist. (Williamson County), Unlimited Tax School Building Bonds,
Series 2006, 5.00% 2016	2,000	2,249
Harris County Cultural Education Facs. Fin. Corp., Medical Facs. Rev. Ref. Bonds (Baylor College of Medicine),
Series 2008-D, 4.00% 2011	500	507
Harris County Cultural Education Facs. Fin. Corp., Rev. Bonds (Methodist Hospital System), Series 2008-B, 5.25% 2017	3,000	3,244
Harris County Cultural Education Facs. Fin. Corp., Rev. Bonds (Methodist Hospital System), Series 2008-B, 5.50% 2018	3,500	3,827
Harris County Flood Control Dist., Contract Tax Ref. Bonds, Series 2008-A, 5.25% 2021	2,000	2,251
Harris County, Permanent Improvement and Ref. Bonds, Series 2002, 5.00% 2010	2,000	2,122
Harris County, Permanent Improvement and Ref. Bonds, Series 2002, 5.25% 2016	2,700	2,958
Harris County, Permanent Improvement Ref. Bonds, Series 2006-B, 5.00% 2025	10,000	10,372
Harris County, Unlimited Tax Road Ref. Bonds, Series 2001, 5.375% 2015	970	1,049
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2001-A, 6.375% 2029 (preref. 2011)	13,900	15,532
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2015	3,120	3,125
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2016	3,000	2,993
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project),
Series 1998, FSA insured, 5.50% 2011	5,000	5,334
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project),
Series 1998, FSA insured, 5.50% 2014	4,790	5,233
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System),
Series 2008-B, 7.25% 2035	1,500	1,578
Harris County Health Facs. Dev. Corp., Rev. Bonds (CHRISTUS Health),
Series 1999-A, MBIA insured, 5.50% 2010 (preref. 2009)	3,380	3,472
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.625% 2014 (preref. 2011)	1,000	1,094
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.625% 2015 (preref. 2011)	2,500	2,734
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.625% 2016 (preref. 2011)	2,700	2,953
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.625% 2018 (preref. 2011)	2,000	2,188
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.50% 2020 (preref. 2011)	4,000	4,363
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2001-A, 5.50% 2021 (preref. 2011)	5,740	6,261
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2002, 5.50% 2015 (preref. 2012)	1,000	1,128
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2002, 5.50% 2016 (preref. 2012)	1,000	1,128
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital),
Series 2002, 5.50% 2018 (preref. 2012)	1,105	1,246
Harris County, Tax and Rev. Ref. Bonds, Series 2004-B, FSA insured, 5.00% 2032 (put 2012)	8,050	8,745
Harris County, Toll Road Rev. and Ref. Bonds, Series 2008-B, 5.00% 2033	11,230	10,861
Harris County, Unlimited Tax Road Ref. Bonds, Series 2001, 5.375% 2015 (preref. 2011)	1,530	1,687
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 2005, 5.00% 2010	1,000	983
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 2005, 5.00% 2014	1,000	923
City of Houston, Airport System Rev. Ref. Bonds, Series 2007-B, FGIC insured, 5.00% 2019	5,000	5,158
City of Houston, Public Improvement Ref. Bonds, Series 2008-A, 5.50% 2025	10,000	10,656
City of Houston, Water and Sewer System Bonds, Series 1998-A, FSA insured, 0% 2019	845	528
City of Houston, Water and Sewer System Bonds, Series 1998-A, FSA insured, 0% 2019 (escrowed to maturity)	2,155	1,413
Houston Community College System Public Fac. Corp., Lease Rev. Bonds (Northline Mall Campus Project),
Series 2007, AMBAC insured, 5.00% 2017	1,035	1,172
Houston Community College System Public Fac. Corp., Lease Rev. Bonds (Northline Mall Campus Project),
Series 2007, AMBAC insured, 5.00% 2020	3,540	3,831
Houston Community College System Public Fac. Corp., Lease Rev. Bonds (Northline Mall Campus Project),
Series 2007, AMBAC insured, 5.00% 2022	5,260	5,553
Houston Community College System, Student Fee Rev. and Ref. Bonds (Harris and Fort Bend Counties),
Series 2006, XLCA insured, 5.00% 2020	3,245	3,404
Houston Community College System, Student Fee Rev. and Ref. Bonds (Harris and Fort Bend Counties),
Series 2006, XLCA insured, 5.00% 2022	5,500	5,650
Houston Community College System, Student Fee Rev. and Ref. Bonds (Harris and Fort Bend Counties),
Series 2006, XLCA insured, 5.00% 2023	2,510	2,560
Houston Community College System, Student Fee Rev. and Ref. Bonds (Harris and Fort Bend Counties),
Series 2006, XLCA insured, 5.00% 2024	2,635	2,666
Houston Independent School Dist. (Harris County), G.O. Limited Tax School Building Bonds,
Series 2005, FSA insured, 5.00% 2032	20,000	20,122
Houston Independent School Dist. (Harris County), Limited Tax SchoolHouse Bonds, Series 2008, 5.00% 2024	7,350	7,733
Hurst-Euless-Bedford Independent School Dist. (Tarrant County), Unlimited Tax Ref. Bonds, Series 2006, 5.00% 2020	2,750	3,102
Jefferson County, Health Facs. Dev. Corp., Baptist Hospitals of Southeast Texas, FHA insured Mortgage Rev. Bonds,
Series 2001, AMBAC insured, 5.20% 2021	3,445	3,481
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School Building Bonds,
Series 2001-A, 5.50% 2015	445	473
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School Building Bonds,
Series 2001-A, 5.50% 2016	625	664
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School Building Bonds,
Series 2003-A, 5.00% 2016	2,575	2,800
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School Building Bonds,
Series 2001-A, 5.50% 2015 (preref. 2011)	845	914
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School Building Bonds,
Series 2001-A, 5.50% 2016 (preref. 2011)	1,180	1,277
Keller Independent School Dist. (Tarrant County), Unlimited Tax School Building Bonds, Series 2007, 5.00% 2020	3,720	4,101
Keller Independent School Dist. (Tarrant County), Unlimited Tax School Building Bonds, Series 2007, 5.00% 2021	3,660	3,992
City of Laredo (Webb County), Sports Venue Sales Tax Rev. Improvement and Ref. Bonds,
Series 2005, AMBAC insured, 5.00% 2017	1,000	1,044
Laredo Independent School Dist. (Webb County), Unlimited Tax School Building and Ref. Bonds,
Series 2001, 5.375% 2015	580	624
Laredo Independent School Dist. (Webb County), Unlimited Tax School Building and Ref. Bonds,
Series 2001, 5.375% 2015 (preref. 2011)	1,420	1,557
Lewisville Independent School Dist. (Denton County), Unlimited Tax School Building and Ref. Bonds,
Series 2001, 5.50% 2015	110	116
Lewisville Independent School Dist. (Denton County), Unlimited Tax School Building Bonds, Series 2009, 5.00% 2027	5,000	5,078
Lewisville Independent School Dist. (Denton County), Unlimited Tax School Building Bonds, Series 2009, 5.00% 2028	2,000	2,014
Lewisville Independent School Dist. (Denton County), Unlimited Tax School Building and Ref. Bonds,
Series 2001, 5.50% 2015 (preref. 2010)	1,890	2,014
Lone Star College System (Harris and Montgomery Counties), Limited Tax G.O. Bonds, Series 2008, 5.00% 2033	7,770	7,662
Lone Star College System (Harris and Montgomery Counties), Limited Tax G.O. Bonds, Series 2008, 5.00% 2038	6,670	6,529
Longview Independent School Dist. (Gregg County), Unlimited Tax School Building Bonds, Series 2008, 5.00% 2023	2,000	2,144
Longview Independent School Dist. (Gregg County), Unlimited Tax School Building Bonds, Series 2008, 5.00% 2025	2,000	2,105
Longview Independent School Dist. (Gregg County), Unlimited Tax School Building Bonds, Series 2008, 5.00% 2026	1,500	1,567
City of Lubbock, Tax and Waterworks System Surplus Rev. Certificates of Obligation,
Series 2007-A, FSA insured, 5.25% 2027	5,000	5,161
Lubbock Educational Facs. Auth., Inc., Ref. and Improvement Rev. Bonds (Lubbock Christian University),
Series 2007, 4.00% 2012	405	385
Lubbock Educational Facs. Auth., Inc., Ref. and Improvement Rev. Bonds (Lubbock Christian University),
Series 2007, 4.125% 2013	445	416
Lubbock Educational Facs. Auth., Inc., Ref. and Improvement Rev. Bonds (Lubbock Christian University),
Series 2007, 4.125% 2014	465	423
Lubbock Educational Facs. Auth., Inc., Ref. and Improvement Rev. Bonds (Lubbock Christian University),
Series 2007, 5.25% 2037	1,000	750
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax School Building and Ref. Bonds,
Current Interest Bonds, Series 2001, 5.50% 2016	385	410
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax School Building and Ref. Bonds,
Current Interest Bonds, Series 2001, 5.50% 2016 (preref. 2011)	2,250	2,435
Matagorda County Navigation Dist. Number One, Pollution Control Rev. Ref. Bonds (AEP Texas Central Co. Project),
Series 2005-A, AMBAC insured, 4.40% 2030	7,700	5,478
McKinney Independent School Dist. (Collin County), School Building Unlimited Tax Bonds, Series 2001, 5.125% 2016	2,075	2,220
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2017	1,940	1,742
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2021	1,235	1,025
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2026	1,690	1,312
Mission Consolidated Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,000	1,126
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2017	5,000	4,127
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2019	5,000	4,017
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2021	1,000	781
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2022	19,000	14,512
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2025	6,000	4,440
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2026	10,850	7,960
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, 2.207% 2027[1]	20,000	12,185
North East Independent School Dist., Unlimited Tax Ref. Bonds, Series 2007, 5.25% 2022	3,500	3,948
North East Independent School Dist., Unlimited Tax Ref. Bonds, Series 2007, 5.25% 2023	2,500	2,788
North East Independent School Dist., Unlimited Tax Ref. Bonds, Series 2007, 5.25% 2026	4,655	5,118
North Forest Independent School Dist. (Harris County), Unlimited Tax Schoolhouse Ref. Bonds, Series 2006-A, 5.00% 2020	1,995	2,173
North Texas Health Facs. Dev. Corp., Hospital Rev. Bonds (United Regional Health Care System, Inc. Project),
Series 2007, FSA insured, 5.00% 2019	1,075	1,112
North Texas Health Facs. Dev. Corp., Hospital Rev. Bonds (United Regional Health Care System, Inc. Project),
Series 2007, FSA insured, 5.00% 2022	1,400	1,404
North Texas Health Facs. Dev. Corp., Hospital Rev. Bonds (United Regional Health Care System, Inc. Project),
Series 2007, FSA insured, 5.00% 2023	1,600	1,584
North Texas Health Facs. Dev. Corp., Hospital Rev. Bonds (United Regional Health Care System, Inc. Project),
Series 2007, FSA insured, 5.00% 2025	5,295	5,140
North Texas Municipal Water Dist., Water System Rev. Bonds, Series 2008, 5.00% 2038	5,000	4,962
North Texas Tollway Auth. System, Rev. Ref. Bonds, Series 2008-F, 5.75% 2033	11,000	10,257
North Texas Tollway Auth. System, Rev. Ref. Bonds, Series 2008-F, 5.75% 2038	22,500	20,584
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	1,000	1,059
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023	12,570	13,184
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025	5,000	5,145
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033	13,000	12,432
North Texas Tollway Auth., System Rev. Ref. Bonds, Insured Capital Appreciation Bonds,
Series 2008-D, ASSURED GUARANTY insured, 0% 2028	10,000	3,240
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-E, Subseries 2008-E-3, 5.75% 2038 (put 2016)	2,150	2,216
Northside Independent School Dist., Unlimited Tax School Building and Ref. Bonds, Series 2001, 5.50% 2014	1,885	2,005
Northside Independent School Dist., Unlimited Tax School Building and Ref. Bonds,
Series 2001, 5.50% 2014 (preref. 2011)	2,115	2,289
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2016 (preref. 2012)	2,560	2,882
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2017 (preref. 2012)	2,695	3,034
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2018 (preref. 2012)	2,835	3,192
Plano Independent School Dist. (Collin County), School Building Unlimited Tax Bonds, Series 2008-A, 5.25% 2034	3,000	3,071
Public Fin. Auth. Charter School Fin. Corp., Education Rev. Bonds (KIPP, Inc.), Series 2006-A, ACA insured, 5.00% 2028	1,000	630
Public Fin. Auth. Charter School Fin. Corp., Education Rev. Bonds (KIPP, Inc.), Series 2006-A, ACA insured, 5.00% 2036	1,500	868
Richardson Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,580	1,782
Richardson Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	1,000	1,140
Round Rock Independent School Dist. (Williamson and Travis Counties), Unlimited Tax School Building Bonds,
Series 2001-A, 5.50% 2015 (preref. 2011)	2,000	2,198
Round Rock Independent School Dist. (Williamson and Travis Counties), Unlimited Tax School Building Bonds,
Series 2001-A, 5.50% 2016 (preref. 2011)	2,500	2,748
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.25% 2018	15,000	12,301
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2021	10,000	8,023
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-A, 5.50% 2022 (put 2011)	14,275	9,744
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, 6.00% 2021	1,000	914
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, RADIAN insured, 5.125% 2017	8,000	7,259
City of San Antonio, Bexar County, Water System Rev. Ref. Bonds, Series 2001, 5.00% 2016	1,000	1,058
City of San Antonio, Water System Rev. Ref. Bonds, Series 2005, MBIA insured, 5.00% 2019	6,170	6,648
City of San Antonio, Electric and Gas Systems Rev. and Ref. Bonds, New Series 2007, 5.00% 2017	10,000	11,325
City of San Antonio, Electric and Gas Systems Rev. and Ref. Bonds, New Series 2007, 5.00% 2018	7,445	8,310
City of San Antonio, Electric and Gas Systems Rev. and Ref. Bonds, New Series 2007, 5.00% 2023	10,000	10,429
City of San Antonio, Electric and Gas Systems Rev. and Ref. Bonds, New Series 2007, 5.00% 2025	5,000	5,134
City of San Antonio, Electric and Gas Systems Rev. Bonds, New Series 2006-A, 5.00% 2015	4,000	4,499
City of San Antonio, Electric and Gas Systems Rev. Bonds, New Series 2008, 5.00% 2023	10,000	10,474
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds (Forward Delivery), New Series 2003, 5.25% 2011	5,000	5,356
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2002, 5.375% 2015	19,000	21,714
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.375% 2016	3,360	3,630
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.00% 2017	10,000	11,021
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.00% 2018	7,000	7,628
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2008-A, 5.50% 2014	12,420	14,128
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.375% 2016 (preref. 2012)	1,290	1,409
City of San Antonio, General Improvement and Ref. Bonds, Series 2005, 5.25% 2016	5,000	5,668
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011	3,930	4,261
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2015	475	503
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011 (escrowed to maturity)	70	76
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2015 (preref. 2011)	1,890	2,026
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2016 (preref. 2011)	6,000	6,455
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds, Series 2001-B, 5.375% 2013	4,260	4,587
San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2015 (preref. 2011)	1,515	1,663
San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2016 (preref. 2011)	1,705	1,872
San Leanna Education Facs. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project),
Series 2007, 5.00% 2020	1,100	923
San Leanna Education Facs. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project),
Series 2007, 5.125% 2021	1,410	1,167
San Leanna Education Facs. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project),
Series 2007, 5.125% 2023	1,000	803
San Leanna Education Facs. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project),
Series 2007, 5.125% 2026	1,675	1,294
San Leanna Education Facs. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project),
Series 2007, 5.125% 2036	3,100	2,170
Schertz-Cibolo-Universal City Independent School Dist., Unlimited Tax School Building Bonds, Series 2006-A, 5.00% 2016	1,000	1,124
Schertz-Cibolo-Universal City Independent School Dist., Unlimited Tax School Building Bonds, Series 2006-A, 5.00% 2017	1,000	1,114
Sherman Independent School Dist. (Grayson County), Unlimited Tax School Building and Ref. Bonds,
Series 2006-A, 5.00% 2017	1,485	1,655
Sherman Independent School Dist. (Grayson County), Unlimited Tax School Building and Ref. Bonds,
Series 2006-A, 5.00% 2019	2,805	3,056
South San Antonio Independent School Dist. (Bexar County), Unlimited Tax School Building Bonds,
Series 2005, 5.50% 2030	7,510	7,935
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse and Ref. Bonds,
Series 2001, 5.375% 2015	1,670	1,774
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse and Ref. Bonds,
Series 2001, 5.375% 2016	1,290	1,370
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse and Ref. Bonds,
Series 2001, 5.375% 2015 (preref. 2011)	2,205	2,378
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse and Ref. Bonds,
Series 2001, 5.375% 2016 (preref. 2011)	1,780	1,919
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School Building and Ref. Bonds,
Series 2005-A, 5.00% 2014	1,030	1,159
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School Building and Ref. Bonds,
Series 2005-A, 5.00% 2015	1,085	1,234
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School Building and Ref. Bonds,
Series 2005-A, 5.00% 2016	1,140	1,282
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds, Series 2007-A, 5.00% 2013	2,000	2,089
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds, Series 2007-A, 5.00% 2021	5,850	5,744
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds, Series 2007-A, 5.00% 2022	5,000	4,835
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds, Series 2007-A, 5.00% 2024	5,000	4,696
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds, Series 2007-A, 5.00% 2036	2,000	1,735
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds
(Scott and White Memorial Hospital and Scott, Sherwood and Brindley Foundation Project),
Series 2008-A, 5.00% 2019	5,000	5,028
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds
(Scott and White Memorial Hospital and Scott, Sherwood and Brindley Foundation Project),
Series 2008-A, 5.25% 2028	2,000	1,830
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds
(Scott and White Memorial Hospital and Scott, Sherwood and Brindley Foundation Project),
Series 2008-A, 5.50% 2031	3,000	2,787
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Project),
Series 2007, 5.25% 2022	1,855	1,671
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Project),
Series 2007, 5.25% 2027	6,900	5,691
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Project),
Series 2007, 5.25% 2037	14,355	10,830
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds
(Northwest Senior Housing Corp. — Edgemere Project), Series 2006-A, 6.00% 2036	1,500	989
Tarrant County Health Facs. Dev. Corp., Health Resources System Rev. Bonds,
Series 1997-A, MBIA insured, 5.75% 2015 (escrowed to maturity)	3,000	3,517
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
Series 2002-A, 5.00% 2011	1,775	1,849
Tarrant Regional Water Dist., A Water Control and Improvement Dist.,
Water Rev. Ref. and Improvement Bonds, 5.00% 2021	1,400	1,513
Tarrant Regional Water Dist., A Water Control and Improvement Dist.,
Water Rev. Ref. and Improvement Bonds, 5.00% 2022	1,000	1,067
Tarrant Regional Water Dist., A Water Control and Improvement Dist.,
Water Rev. Ref. and Improvement Bonds, 5.00% 2023	1,000	1,051
Tarrant Regional Water Dist., A Water Control and Improvement Dist.,
Water Rev. Ref. and Improvement Bonds, Series 2002, FSA insured, 5.00% 2013	3,000	3,319
Board of Regents of the Texas A&M University System, Permanent University Fund Ref. Bonds, Series 2003, 5.25% 2016	5,000	5,506
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series B, 5.00% 2021	1,955	2,127
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series B, 5.00% 2034	4,325	4,328
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series B, 5.00% 2039	3,050	3,036
Board of Regents of the Texas A&M University System, Series A, 5.00% 2020	3,355	3,710
Board of Regents of the Texas A&M University System, Series A, 5.00% 2021	7,235	7,871
Board of Regents of the Texas A&M University System, Series A, 5.00% 2024	3,000	3,145
Board of Regents of the Texas A&M University System, Series B, 5.00% 2020	1,310	1,449
Board of Regents, Texas State University System, Rev. Fncg. System Rev. Bonds, Series 2008, 5.00% 2022	10,045	10,684
Board of Regents of Texas Tech University System, Rev. Fncg. System Ref. and Improvement Bonds,
Series 2009-12, 5.00% 2028	3,000	2,989
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2014	1,535	1,404
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2020	3,000	2,393
Transportation Commission, State Highway Fund Rev. Bonds, Series 2006, 5.00% 2018	15,000	16,721
Transportation Commission, State Highway Fund Rev. Bonds, Series 2006-A, 5.00% 2011	10,000	10,734
Transportation Commission, State Highway Fund Rev. Bonds, Series 2007, 5.00% 2018	3,000	3,387
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project),
Series 2005-A, 5.50% 2025	2,000	1,299
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project),
Series 2005-A, 5.65% 2035	5,200	3,144
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2004, 4.00% 2014	1,330	1,423
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2004, 4.75% 2015	1,830	1,999
Board of Regents of the University of Houston System, Consolidated Rev. and Ref. Bonds, Series 2009, 5.00% 2028	7,470	7,522
Board of Regents of the University of Texas System, Permanent University Fund Bonds,
Series 2002-B, 5.25% 2015 (preref. 2012)	7,435	8,199
Board of Regents of the University of Texas System, Permanent University Fund Bonds,
Series 2002-B, 5.25% 2016 (preref. 2012)	2,315	2,553
Board of Regents of the University of Texas System, Permanent University Fund Ref. Bonds, Series 2005-A, 5.00% 2015	3,985	4,556
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2001-B, 5.375% 2013 (preref. 2011)	2,000	2,195
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2001-C, 5.375% 2016 (preref. 2011)	4,000	4,391
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2003-B, 5.375% 2016 (preref. 2013)	1,000	1,149
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2006-B, 5.00% 2016	14,570	16,748
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2006-B, 5.00% 2037	5,000	5,006
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2016	7,280	8,474
Waco Health Facs. Dev. Corp., Mortgage Rev. Bonds (Hillcrest Health System Project),
Series 2006-A, MBIA insured, 5.00% 2016	1,000	1,020
Waco Health Facs. Dev. Corp., Mortgage Rev. Bonds (Hillcrest Health System Project),
Series 2006-A, MBIA insured, 5.00% 2019	3,465	3,426
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System),
Series 2003, MBIA insured, 5.00% 2012 (escrowed to maturity)	1,895	2,102
Water Dev. Board, Rev. Bonds, Series 2008-A, 5.00% 2019	5,390	5,959
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2028	10,500	10,628
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2029	12,500	12,627
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2033	4,745	4,751
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2038	3,000	2,991
Water Financial Assistance and Ref. Bonds, Series 2003-C, 5.00% 2015	1,500	1,653
Weatherford Independent School Dist. (Parker County), Unlimited Tax School Building and Ref. Bonds, Capital Appreciation,
Series 2000, 0% 2018	2,625	1,887
Williamson County, Unlimited Tax Road Bonds, Series 2007, AMBAC insured, 5.00% 2022	1,250	1,300
Ysleta Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2018	2,480	2,787
		1,125,513

UTAH — 0.29%
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2005, 5.125% 2030	1,740	1,350
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2024	1,460	1,193
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2026	1,875	1,495
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2027	1,000	787
Salt Lake County, G.O. Ref. Bonds, Series 2001, 5.00% 2012	8,130	8,880
Salt Lake County, G.O. Ref. Bonds, Series 2001, 5.25% 2011	5,000	5,530
Salt Lake County, Sales Tax Rev. Bonds, Series 2005, 5.00% 2015	2,775	3,184
		22,419

VIRGINIA — 0.58%
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2011	3,500	3,892
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.),
Series 1999-A, 7.50% 2029 (preref. 2009)	11,500	12,193
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.75% 2026	1,500	1,113
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.875% 2036	5,500	3,640
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
Series 1993-A, 5.00% 2011	1,300	1,365
Hanover County Industrial Dev. Auth., Hospital Rev. Bonds
(Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, MBIA insured, 6.50% 2009	1,000	1,012
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
Series 1999-A, 6.85% 2019	159	161
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
Series 1999-B, 7.00% 2029	850	642
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project),
Series 1998, 6.25% 2026	2,415	1,722
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds, (Falcons Landing Project),
Series 2004-B, 7.00% 2028	2,000	2,009
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project),
Series 1998, MBIA insured, 5.00% 2010	1,000	1,010
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	3,950	2,473
Prince William County Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026	1,863	1,353
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	5,000	5,210
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019 (preref. 2012)	1,000	1,055
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2005, 5.00% 2037	3,000	3,038
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2008, 5.00% 2040	3,000	3,044
		44,932

WASHINGTON — 5.36%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
Series 1999, FGIC insured, 5.25% 2021	5,500	6,121
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
Series 1999, FGIC insured, 4.75% 2028	21,940	21,483
Central Puget Sound Regional Transit Auth., Sales Tax Bonds, Series 2007-A, 5.00% 2034	20,000	19,884
Central Puget Sound Regional Transit Auth., Sales Tax Bonds, Series 2007-A, 5.00% 2036	10,000	9,910
Clark County, Vancouver School Dist. No. 37, Unlimited Tax Deferred Interest G.O. Bonds,
Series 2001-C, FGIC insured, 0% 2016	2,500	1,833
Econ. Dev. Fin. Auth., Lease Rev. Bonds (Washington Biomedical Research Properties II),
Series 2006-J, MBIA insured, 5.00% 2018	3,670	3,959
Econ. Dev. Fin. Auth., Lease Rev. Bonds (Washington Biomedical Research Properties II),
Series 2006-J, MBIA insured, 5.00% 2019	2,870	3,053
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2008-C, 5.25% 2023	5,345	5,646
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2006-A, 5.00% 2020	16,000	17,077
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2006-A, 5.00% 2023	10,000	10,331
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2001-A, FSA insured, 5.375% 2013	3,000	3,253
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2003-A, 5.50% 2015	3,000	3,451
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2005-A, 5.00% 2015	10,000	11,246
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.00% 2016	10,000	11,105
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2006-A, 5.00% 2016	2,000	2,252
Energy Northwest, Electric Rev. Ref. Bonds (Project 3), Series 2005-A, 5.00% 2014	5,000	5,590
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2002-A, MBIA insured, 5.50% 2015	5,000	5,434
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2002-A, MBIA insured, 5.50% 2016	5,000	5,434
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2013	2,000	2,258
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2014	2,000	2,281
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2016	7,000	7,672
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2001-A, FSA insured, 5.50% 2017	5,000	5,401
Energy Northwest, Rev. Ref. Bonds (Wind Project), Series 2005, MBIA insured, 5.00% 2013	1,445	1,576
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-B, 7.125% 2016	5,250	6,640
G.O. Bonds, Motor Vehicle Fuel Tax, Series 2002-C, FSA insured, 5.00% 2017	5,000	5,355
G.O. Bonds, Series 2003-A, 5.00% 2013	1,260	1,380
Various Purpose G.O. Bonds, Series 2001-C, 5.00% 2010	7,310	7,579
Various Purpose G.O. Bonds, Series 2007-F, 4.50% 2022	10,300	10,695
Various Purpose G.O. Bonds, Series 2009-A, 5.00% 2022	5,000	5,392
Various Purpose G.O. Ref. Bonds, Series R-2005-A, AMBAC insured, 5.00% 2018	10,000	10,997
Various Purpose G.O. Ref. Bonds, Series R-2005-A, AMBAC insured, 5.00% 2020	3,000	3,219
Various Purpose G.O. Ref. Bonds, Series R-2006-A, AMBAC insured, 5.00% 2015	5,000	5,707
Motor Vehicle Fuel Tax G.O. Ref. Bonds, Series R-2005-B, 5.00% 2028	5,000	5,101
Public Utility Dist. No. 2 of Grant County, Priest Rapids Hydroelectric Dev. Rev. and Ref. Bonds,
Series 2005-A, FGIC insured, 5.00% 2018	1,725	1,853
Public Utility Dist. No. 1 of Grays Harbor County, Electric Rev. and Ref. Bonds, Series 2006, FGIC insured, 5.00% 2018	1,000	1,080
Public Utility Dist. No. 1 of Grays Harbor County, Electric Rev. and Ref. Bonds, Series 2006, FGIC insured, 5.00% 2019	2,000	2,131
Health Care Facs. Auth., Rev. Bonds (Children’s Hospital and Regional Medical Center), Series 2008-C, 5.375% 2031	6,000	5,648
Health Care Facs. Auth., Rev. Bonds (Children’s Hospital and Regional Medical Center), Series 2008-C, 5.50% 2035	5,000	4,717
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative of Puget Sound),
Series 2001, AMBAC insured, 5.375% 2012	1,500	1,534
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2023	1,000	860
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2024	2,805	2,351
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2025	2,000	1,661
Health Care Facs. Auth., Rev. Bonds (Kadlec Medical Center), Series 2006-A, ASSURED GUARANTY insured, 5.00% 2021	3,025	3,082
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, MBIA insured, 5.50% 2011	6,565	6,945
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, MBIA insured, 5.625% 2014	3,000	3,138
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, MBIA insured, 5.625% 2015	8,635	9,008
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	18,500	14,334
Housing Fin. Commission, Nonprofit Rev. Bonds (Skyline at First Hill Project), Series 2007-A, 5.25% 2017	1,750	1,425
Housing Fin. Commission, Nonprofit Rev. Bonds (Skyline at First Hill Project), Series 2007-A, 5.625% 2027	2,000	1,325
Housing Fin. Commission, Nonprofit Rev. Bonds (Skyline at First Hill Project), Series 2007-A, 5.625% 2038	3,565	2,111
King County, Limited Tax G.O. Bonds, Series 2007-E, 5.00% 2027	6,045	6,178
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012	1,535	1,736
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012 (escrowed to maturity)	870	992
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012 (escrowed to maturity)	325	371
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012 (escrowed to maturity)	270	308
King County, Sewer Rev. Ref. Bonds, Series 2001, FGIC insured, 5.25% 2015	2,000	2,139
King County, Sewer Rev. Ref. Bonds, Series 2002-B, FSA insured, 5.50% 2015	4,500	4,875
NJB Properties, Lease Rev. Bonds (King County, Washington Project), Series 2006-A, 5.00% 2017	3,700	4,157
NJB Properties, Lease Rev. Bonds (King County, Washington Project), Series 2006-A, 5.00% 2018	4,920	5,453
NJB Properties, Lease Rev. Bonds (King County, Washington Project), Series 2006-A, 5.00% 2019	3,685	4,026
NJB Properties, Lease Rev. Bonds (King County, Washington Project), Series 2006-A, 5.00% 2022	5,995	6,315
Pierce County, Tacoma School Dist. No. 10, Unlimited Tax G.O. and Ref. Bonds, Series 2005-A, FSA insured, 5.00% 2013	2,000	2,247
Pierce County, Tacoma School Dist. No. 10, Unlimited Tax G.O. and Ref. Bonds, Series 2005-A, FSA insured, 5.00% 2020	2,295	2,452
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-A, MBIA insured, 0% 2013	4,000	3,483
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.00% 2013	3,835	4,092
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.00% 2014	4,040	4,307
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.25% 2015	4,255	4,571
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2016	4,485	4,825
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2017	4,440	4,777
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2018	2,000	2,128
City of Seattle, Limited Tax G.O. Improvement and Ref. Bonds, Series 2005, 5.00% 2016	5,755	6,485
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2008, 5.25% 2015	1,000	1,139
City of Seattle, Municipal Light and Power Improvements and Rev. Ref. Bonds, Series 2001, FSA insured, 5.50% 2012	2,000	2,135
City of Seattle, Municipal Light and Power Improvements and Rev. Ref. Bonds, Series 2001, FSA insured, 5.50% 2016	5,000	5,295
City of Seattle, Water System Improvement and Rev. Ref. Bonds, Series 2008, 5.00% 2027	7,195	7,414
City of Seattle, Water System Improvement and Rev. Ref. Bonds, Series 2008, 5.00% 2029	5,000	5,101
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2016	3,080	3,345
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2018	7,920	8,519
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2019	3,630	3,863
Public Hospital Dist. No. 3, Snohomish County, Unlimited Tax G.O. Bonds (Cascade Valley Hosptial and Clinics),
Series 2007, AMBAC insured, 5.00% 2018	1,000	1,084
Public Hospital Dist. No. 3, Snohomish County, Unlimited Tax G.O. Bonds (Cascade Valley Hosptial and Clinics),
Series 2007, AMBAC insured, 5.00% 2027	1,440	1,430
Public Utility Dist. No. 1 of Snohomish County, Electric System Rev. Ref. Bonds, Series 2005, FSA insured, 5.00% 2019	5,000	5,410
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds,
Series 2002-B, FSA insured, 5.25% 2012	2,250	2,519
		414,689

WEST VIRGINIA — 0.17%
County Commission of Ohio County, Tax-Exempt Commercial Dev. Improvement and Rev. Ref. Bonds
(Wheeling Jesuit University, Inc. Project), Series 2006-A, 5.50% 2036	4,000	2,385
Ohio County Building Commission, Tax-Exempt Rev. Ref. Bonds (Wheeling Jesuit University, Inc. Project),
Series 2006-B, 5.25% 2015	1,095	982
County Commission of Pleasants County, Pollution Control Rev. Ref. Bonds
(Allegheny Energy Supply Co., LLC Pleasants Station Project), Series 2007-F, 5.25% 2037	12,500	9,409
		12,776

WISCONSIN — 1.32%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012	2,000	2,006
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	22,045	21,032
Clean Water Rev. Bonds, Series 2008-1, 5.00% 2027	7,245	7,417
Clean Water Rev. Bonds, Series 2008-1, 5.00% 2028	2,620	2,665
G.O. Bonds, Series 1999-A, 5.00% 2012 (preref. 2009)	3,390	3,417
G.O. Ref. Bonds, Series 1998-1, 5.50% 2010	3,225	3,453
Health and Educational Facs. Auth., Rev. Bonds (Children’s Hospital of Wisconsin, Inc.),
Series 1998, AMBAC insured, 5.625% 2015	1,130	1,232
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-A, 5.25% 2022	3,645	3,706
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-A, 5.25% 2023	3,990	4,003
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-A, 5.25% 2024	3,360	3,344
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2014	90	98
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2015	100	109
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2014 (preref. 2011)	910	1,017
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2015 (preref. 2011)	1,000	1,118
Health and Educational Facs. Auth., Rev. Bonds (Monroe Clinic, Inc.), Series 1998, 4.80% 2010	1,110	1,123
Health and Educational Facs. Auth., Rev. Bonds (Monroe Clinic, Inc.), Series 1998, 4.90% 2011	1,165	1,178
Health and Educational Facs. Auth., Rev. Bonds (Monroe Clinic, Inc.), Series 1999, 5.125% 2016	1,000	1,006
Health and Educational Facs. Auth., Rev. Bonds (Monroe Clinic, Inc.), Series 1999, 5.375% 2022	2,000	1,947
Health and Educational Facs. Auth., Rev. Bonds (Wheaton Franciscan Healthcare System), Series 2006-A, 5.25% 2019	7,500	5,756
Health and Educational Facs. Auth., Rev. Bonds (Wheaton Franciscan Healthcare System), Series 2006-A, 5.25% 2022	11,855	8,494
Health and Educational Facs. Auth., Rev. Ref. Bonds (Milwaukee Catholic Home, Inc), Series 2006, 5.00% 2026	2,250	1,820
City of Superior, Limited Obligation Rev. Ref. Bonds (Midwest Energy Resources Co. Project),
Series 1991-E, FGIC insured, 6.90% 2021	6,000	7,408
Transportation Rev. Bonds, Series 1993-A, MBIA insured, 4.80% 2009	9,645	9,765
Transportation Rev. Bonds, Series 2008-A, 5.00% 2021	3,000	3,231
Village of Weston, Pollution Control Rev. Ref. Bonds (Wisconsin Public Service Corp. Projects), Series 2006, 3.95% 2013	5,900	6,133
		102,478

Total bonds & notes (cost: $7,676,937,000)		7,136,391

	Principal amount	Value
Short-term securities — 7.29%	(000)	(000)

State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project),
Series 1993-C, 0.35% 2033[1]	$500	$500
California Infrastructure and Econ. Dev. Bank, Demand Rev. Bonds (Jewish Community Center of San Francisco),
Series 2008, 0.45% 2031[1]	800	800
Health Facs. Fncg. Auth., Insured Rev. Bonds (Southern California Presbyterian Homes),
Series 1998, MBIA insured, 6.00% 2028[1]	5,865	5,865
City of Los Angeles, California, Tax and Rev. Anticipation Notes, Series 2008, 3.00% 6/30/2009	40,000	40,381
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2003-C-2, 0.55% 2030[1]	14,380	14,380
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2004-C, 0.50% 2029[1]	2,985	2,985
City of Newport Beach, California, Rev. Ref. Bonds (Hoag Memorial Hospital Presbyterian),
Series 2008-E, 0.44% 2040[1]	15,000	15,000
State of California, Orange County Sanitation Dist., Ref. Certs. of Part., Series 2000-A, 1.25% 2029[1]	3,180	3,180
State of California, Orange County Sanitation Dist., Ref. Certs. of Part., Series 2000-B, 1.25% 2030[1]	3,800	3,800
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series A-4, 0.65% 2034[1]	595	595
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series D-1, 0.65% 2036[1]	1,650	1,650
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series A-9, 0.65% 2036[1]	1,000	1,000
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series A-10, 0.65% 2037[1]	1,725	1,725
Colorado Educational and Cultural Facs. Auth., Rev. Bonds (National Jewish Federation Bond Program),
Series A-1, 0.65% 2033[1]	2,530	2,530
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series A-13, 0.60% 2038[1]	3,215	3,215
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
0.65% 2035[1]	915	915
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds
(National Jewish Federation Bond Program), 0.65% 2029[1]	4,100	4,100
University of Colorado, Hospital Auth., Rev. Bonds, Series 2008-B, 0.58% 2031[1]	1,875	1,875
State of Connecticut Health and Educational Facs. Auth., Rev. Bonds (Yale-New Haven Hospital Issue),
Series K-2, 0.43% 2025[1]	6,000	6,000
State of Connecticut Health and Educational Facs. Auth., Rev. Bonds (Yale-New Haven Hospital Issue),
Series L-1, 0.40% 2036[1]	12,000	12,000
State of Connecticut Health and Educational Facs. Auth., Rev. Bonds (Greater Hartford YMCA Issue),
Series B, 0.45% 2038[1]	800	800
State of Connecticut Health and Educational Facs. Auth., Rev. Bonds (Greenwich Hospital Issue), Series C, 0.30% 2026[1]	1,440	1,440
District of Columbia, Multimodal Rev. Ref. Bonds (Howard University Issue), Series 2006-B, 0.50% 2026[1]	10,000	10,000
State of Florida, Broward County Educational Facs. Auth., Educational Facs. Rev. Bonds
(Nova Southeastern University Project), Series 2004-C, 0.60% 2024[1]	1,800	1,800
State of Florida, Broward County Educational Facs. Auth., Educational Facs. Rev. Bonds
(Nova Southeastern University Project), Series 2008-A, 0.60% 2038[1]	9,200	9,200
Collier County, Florida, Health Facs. Auth., Rev. Bonds (Cleveland Clinic Health System Obligated Group),
Series 2003-C, Subseries C-1, 0.60% 2035[1]	1,300	1,300
State of Florida, Jacksonville Electric Auth., Rev. Bonds, Series 2001-C, TECP, 1.65% 3/4/2009	7,500	7,500
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2004, 0.55% 2034[1]	7,600	7,600
School Board of Orange County, Florida, Certs. of Part., Series 2008-E, 0.55% 2022[1]	2,000	2,000
Florida Municipal Power Agcy., All-Requirements Power Supply Project Demand Rev. Ref. Bonds,
Series 2008-C, 0.60% 2035[1]	8,500	8,500
State of Idaho, Tax Anticipation Notes, Series 2008, 3.00% 6/30/2009	7,500	7,570
Commonwealth of Massachusetts, G.O. Ref. Bonds (Demand Bonds), Series 1998-A, 0.45% 2016[1]	6,000	6,000
Massachusetts Dev. Fin. Agcy., Demand Rev. Bonds (Boston University Issue), Series U-6-A, 0.45% 2042[1]	3,000	3,000
Massachusetts Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue),
Series J-2, 0.35% 2031[1]	16,400	16,400
Massachusetts Health and Educational Facs. Auth., Demand Rev. Bonds (Stonehill College Issue),
Series 2008-K, 0.45% 2037[1]	3,000	3,000
Massachusetts Health and Educational Facs. Auth., Demand Rev. Bonds (Northeastern University Issue),
Series 2008-U, 0.38% 2022[1]	5,000	5,000
Massachusetts School Building Auth., Series 2006-A, TECP, 0.32% 4/6/2009	15,050	15,050
Massachusetts Health and Educational Facs. Auth., Rev. Bonds (Harvard University Issue), Series BB, 0.35% 2034[1]	6,000	6,000
Maryland Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins University Issue),
Series 2008-B, 0.25% 2027[1]	12,000	12,000
Michigan Higher Education Facs. Auth., Demand Limited Obligation Rev. and Rev. Ref. Bonds
(University of Detroit Mercy Project), Series 2007, 0.65% 2036[1]	1,600	1,600
Regents of the University of Minnesota, Series 2007-B, TECP, 0.50% 4/3/2009	3,480	3,480
City of Minneapolis, Minnesota, G.O. Library Bonds, Series 2003, 0.78% 2032[1]	5,100	5,100
City of Rochester, Minnesota, Health Care Facs. Rev. Bonds (Mayo Foundation/Mayo Medical Center),
Series 2000-B, TECP, 0.45% 3/6/2009	4,500	4,500
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds
(Washington University), Series 2003-B, 0.45% 2033[1]	3,300	3,300
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds
(Saint Louis University), Series 2008-B-1, 0.60% 2035[1]	400	400
North Carolina Capital Facs. Fin. Agcy., Educational Facs. Rev. Bonds (Pfeiffer University), Series 2006, 0.65% 2026[1]	1,345	1,345
New Hampshire Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-A, 0.40% 2031[1]	1,795	1,795
New Hampshire Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-B, 0.40% 2041[1]	300	300
State of New Jersey, Tax and Rev. Anticipation Notes, Series 2009-A, 3.00% 6/25/2009	10,000	10,083
New Jersey Turnpike Auth., Turnpike Rev. Bonds, Series 2009-D, 0.40% 2024[1]	1,750	1,750
Clark County, Nevada, G.O. (Limited Tax) Bond Bank Notes, Series 2008-B, TECP, 0.40% 3/6/2009	1,100	1,100
State of Nevada, Las Vegas Valley Water Dist., G.O. Limited Tax Water Notes (SNWA Rev. Supported),
Series 2004-A, TECP, 0.65% 3/4/2009	3,200	3,200
City of Reno, Nevada, Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2009-A, 0.60% 2039[1]	4,100	4,100
City of Reno, Nevada, Sales Tax Rev. Ref. Bonds (Re-TRAC-Reno Transportation Rail Access Corridor Project),
Series 2008-A, 0.45% 2042[1]	1,000	1,000
Dormitory Auth. of the State of New York, Cornell University Rev. Bonds, Series 2008-B, 0.40% 2037[1]	300	300
Dormitory Auth. of the State of New York, Rev. Bonds (Cornell University), Series 2008-C, 0.55% 2037[1]	3,400	3,400
State of New York, City of New York, G.O. Bonds, Fiscal 1994 Series A, Subseries A-7, 0.55% 2021[1]	1,225	1,225
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal Series 2003-C, Subseries C-5, 1.00% 2031[1]	1,600	1,600
New York City Transitional Fin. Auth., New York City Recovery Bonds, Fiscal Series 2003-1, Subseries 1-C, 0.40% 2022[1]	600	600
County of Allen, Ohio, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2008-B, 0.65% 2031[1]	4,400	4,400
State of Ohio, Higher Educational Fac. Rev. Ref. Bonds (Case Western Reserve University Project),
Series 2008-B-1, 0.35% 2044[1]	1,200	1,200
Kent State University, General Receipts Bonds (State University of Ohio), Series 2008-B, 0.35% 2032[1]	14,000	14,000
State of Oregon, G.O. Veteran’s Welfare Bonds, Series 83, 1.38% 2039[1]	7,000	7,000
State of Oregon, G.O. Veterans’ Welfare Bonds, Series 84, 1.38% 2040[1]	7,400	7,400
State of Oregon, G.O. Veteran’s Welfare Bonds, Series 87-C, 0.65% 2028[1]	2,000	2,000
State of Oregon, G.O. Veterans’ Welfare Bonds, Series 88-B, 0.65% 2041[1]	4,500	4,500
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2008-A, 3.00% 6/30/2009	16,500	16,645
State of Pennsylvania, Montgomery County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds
(PECO Energy Co. Project), Series 1994-A, TECP, 0.27% 3/10/2009	10,700	10,700
Commonwealth of Puerto Rico, Tax and Rev. Anticipation Notes, Series 2009-A, Subseries 2009-A-1, 3.00% 7/30/2009	5,000	5,050
Charleston County, South Carolina, Hospital Rev. Bonds (CareAlliance Health Services d/b/a Roper St. Francis Healthcare),
Series 2006, 0.65% 2030[1]	1,500	1,500
City of North Charleston, South Carolina, North Charleston Public Facs. Corp. Ref. Certs. of Part.
(Convention Center Complex Projects), Series 2005, 0.65% 2019[1]	2,775	2,775
South Carolina Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP, 0.30% 3/12/2009	1,900	1,900
Health, Educational and Housing Fac. Board of the City of Chattanooga, Tennessee, Hospital Rev. Ref. Bonds
(Siskin Hospital for Physical Rehabilitation, Inc. Project), Series 2007, 0.60% 2028[1]	1,000	1,000
Public Building Auth. of the City of Clarksville, Tennessee, Fncg. Rev. Bonds (City of Morristown Loans),
Series 2008, 0.60% 2035[1]	1,450	1,450
Industrial Dev. Board of Metropolitan Government of Nashville and Davidson County, Tennessee, Rev. Bonds
(YMCA Projects), Series 1998, 0.65% 2018[1]	1,415	1,415
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 1999, 0.65% 2029[1]	3,800	3,800
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2004, 0.60% 2034[1]	2,000	2,000
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2008, 0.60% 2038[1]	8,450	8,450
Public Building Auth. of the City of Clarksville, Tennessee, Fncg. Rev. Bonds
(Metropolitan Government of Nashville and Davidson County Loan), Series 2008, 0.60% 2026[1]	8,200	8,200
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2002, 0.60% 2032[1]	6,300	6,300
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2004, 0.60% 2034[1]	8,100	8,100
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2006, 0.60% 2036[1]	2,060	2,060
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2008, 0.60% 2038[1]	11,725	11,725
State of Texas, Dallas Performing Arts Cultural Facs. Corp., Cultural Fac. Rev. Bonds
(Dallas Center for the Performing Arts Foundation, Inc. Project), Series 2008-A, 0.55% 2041[1]	12,800	12,800
Harris County, Texas, Unlimited Notes, Series C, TECP, 0.62% 3/4/2009	1,000	1,000
Harris County Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds (Texas Medical Center),
Series 2008-B, Subseries 2008-B-1, 0.60% 2031[1]	5,225	5,225
City of San Antonio, Texas, Education Facs. Corp., Demand Rev. Bonds (University of the Incarnate Word Project),
Series 2007, 0.65% 2027[1]	1,250	1,250
Board of Regents of the Texas A&M University System, Rev. Fncg. System Notes, Series B, TECP, 0.40% 3/11/2009	2,000	2,000
State of Texas, Tax and Rev. Anticipation Notes, Series 2008, 3.00% 8/28/2009	56,000	56,697
Utah Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-1, TECP, 0.52% 3/5/2009	1,000	1,000
Utah Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-1, TECP, 0.25% 3/9/2009	4,000	4,000
Utah Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-2, TECP, 0.45% 3/6/2009	2,500	2,500
Virginia Small Business Fncg. Auth., Hospital Rev. Bonds (Carilion Clinic Obligated Group), Series 2008-B, 0.60% 2042[1]	1,100	1,100
State of Wisconsin, Operating Notes of 2008, 3.00% 6/15/2009	30,000	30,237
Wisconsin G.O. Notes, Series 2005-A, TECP, 0.30% 3/10/2009	4,700	4,700
Wisconsin G.O. Notes, Series 2005-A, TECP, 0.30% 3/12/2009	1,000	1,000
Wisconsin G.O. Notes, Series 2006-A, TECP, 0.30% 3/12/2009	4,939	4,939
West Virginia Hospital Fin. Auth., Hospital Rev. Ref. Bonds (West Virginia United Health System Obligated Group),
Series 2008-C, 0.60% 2041[1]	5,400	5,400

Total short-term securities (cost: $563,446,000)		564,252

Total investment securities (cost: $8,240,383,000)		7,700,643
Other assets less liabilities		34,672

Net assets		$7,735,315

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $27,103,000, which represented .35% of the net assets of the fund.

[3]	Scheduled interest and/or principal payment was not received.
[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 4/18/2008 at a cost of $15,000,000) may be subject to legal or contractual restrictions on resale.

[5]	Step bond; coupon rate will increase at a later date.

Key to abbreviations

Agcy. = Agency	Fin. = Finance
Auth. = Authority	Fncg. = Financing
Certs. of Part. = Certificates of Participation	G.O. = General Obligation
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	TECP = Tax-Exempt Commercial Paper
Facs. = Facilities

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial professional and should be read carefully before investing.

MFGEFP-919-0409O-S15822

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT BOND FUND OF AMERICA, INC.

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: May 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: May 8, 2009

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: May 8, 2009